UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Gerald J. Graves M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

Registrant's telephone number, including area code: (503)232-6960

Date of fiscal year end: 12/31/07

Date of reporting period: 07/01/06 - 06/30/07

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:
BRANDES INTERNATIONAL EQUITY FUND

Investment Company Report

BT GROUP PLC, LONDON
Security	G16612106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jul-2006
ISIN	GB0030913577	Agenda	700994583 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	Receive the accounts and reports of the Directors and the Auditors for the YE 31 MAR 2006	Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 MAR 2006	Management	For	For
3.	Declare the final dividend of 7.6 pence per share recommended by the Directors, payable on 11 SEP 2006 to holders of ordinary shares registered at the close of business on 18 AUG 2006	Management	For	For
4.	Elect Sir Anthony Greener as a Director	Management	For	For
5.	Re-elect Mr. Maarten Van Den Bergh as a Director	Management	For	For
6.	Re-elect Mr. Clayton Brendish as a Director	Management	For	For
7.	Elect Mr. Matti Alahuhta as a Director	Management	For	For
8.	Elect Mr. Phil Hodkinson as a Director	Management	For	For
9.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, until the conclusion of the next general meeting at which the accounts are laid before the Company	Management	For	For
10.	Authorize the Directors to decide the Auditors' remuneration	Management	For	For
11.
Approve to renew the authority and power conferred on the
Directors in relation to the Section 80 amount by Article 74 of the
Company's Articles of Association; Authority expires on 11 OCT
2007 ; and for that period the Section 80 amount shall be GBP
137 million
		Management	For	For
S.12
Approve to extend the authority and power conferred on the
Directors by Article 74 of the Company's Articles of Association
be: to any sale of shares which the Company may hold as
treasury shares; and renew until 11 OCT 2007 and for that the period the Section 89 amount shall be GBP 21 million
		Management	For	For
S.13
Authorize the Company, to make market purchases Section
163(3) of the Companies Act 1985 of up to a maximum number of
834 million shares of 5p each in the capital of the Company, at a minimum price of 5p and up to 105% of the average middle
market quotations of shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days;
Authority expires the earlier of the close of the AGM of the
Company or 11 OCT 2007 ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
		Management	For	For
14.
Authorize the British Telecommunications PLC, a wholly-owned subsidiary of the Company, to make donations to EU European
Union political organizations, not exceeding GBP 1,00,000 in total; Authority expires at the conclusion of AGM in 2007
		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
06201	PEC	1785473	0	05-Sep-2006

1 of 21

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Special
Ticker Symbol	VNT	Meeting Date	27-Nov-2006
ISIN		Agenda	932602940 - Management

Item	Proposal	Type	Vote	For/Against Management
01
THE APPROVAL OF THE PAYMENT OF A DIVIDEND FOR 2006
OF BS. 307.14 PER SHARE REPRESENTING US$ 1.00 PER
ADS (CONVENIENCE US$ CONVERSION AT THE CURRENT
OFFICIAL EXCHANGE RATE OF BS. 2,150 PER US$) PAYABLE
ON DECEMBER 13, 2006, TO SHAREHOLDERS OF RECORD
AS OF DECEMBER 6, 2006.
		Management	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	20180	0	15-Nov-2006	15-Nov-2006

2 of 21

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Annual
Ticker Symbol	VNT	Meeting Date	30-Mar-2007
ISIN		Agenda	932639579 - Management

Item	Proposal	Type	Vote	For/Against Management
01	THE APPROVAL OF THE ANNUAL REPORT AND FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006.	Management	For	For
02	THE APPROVAL OF THE PAYMENTS OF AN ORDINARY DIVIDEND FOR 2007 OF BS. 922.07 PER SHARE REPRESENTING US$ 3.003 PER ADS.	Management	For	For
3A1	ELECTION OF DIRECTOR: VICENTE LLATAS (PRINCIPAL) AND ARMANDO YANES (ALTERNATE).	Management	For	For
3A2	ELECTION OF DIRECTOR: DANIEL P. PETRI (PRINCIPAL) AND CHRISTOPHER BENNETT (ALTERNATE).	Management	For	For
3A3	ELECTION OF DIRECTOR: JOHN LACK (PRINCIPAL) AND JON WELLS (ALTERNATE).	Management	For	For
3A4	ELECTION OF DIRECTOR: EDWARD MCQUAID (PRINCIPAL) AND ARTURO BANEGAS (ALTERNATE).	Management	For	For
3A5	ELECTION OF DIRECTOR: NICOLAS VEGAS (PRINCIPAL) AND VICTOR VERA (ALTERNATE).	Management	For	For
3A6	ELECTION OF DIRECTOR: LUIS ESTEBAN PALACIOS (PRINCIPAL) AND FRANCISCO CASAS (ALTERNATE).	Management	For	For
3A7	ELECTION OF DIRECTOR: JOSE MANUEL ORTEGA (PRINCIPAL) AND ADOLFO LEDO (ALTERNATE).	Management	For	For
04	APPOINTMENT OF ESPINEIRA, SHELDON Y ASOCIADOS - MEMBER FIRM OF PRICEWATERHOUSECOOPERS, AS EXTERNAL AUDITORS FOR 2007.	Management	For	For
05	APPOINTMENT OF THE NOMINATED STATUTORY AUDITORS: EUDORO BARRETO (PRINCIPAL) AND QUISQUEYA PLANAS (ALTERNATE)	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	20180	0	23-Mar-2007	23-Mar-2007

3 of 21

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Special
Ticker Symbol	VNT	Meeting Date	21-May-2007
ISIN		Agenda	932716333 - Management

Item	Proposal	Type	Vote	For/Against Management
01	APPROVAL OF MANAGEMENT'S REPORT OF FINANCIAL RESULTS FOR THE FOUR MONTH PERIOD ENDED APRIL 30, 2007.	Management	For
02	PROPOSAL TO ELECT ALL DIRECTORS TO SERVE ON THE BOARD OF DIRECTORS FOR THE PERIOD 2007-2008.	Management	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	20180	0	15-May-2007	15-May-2007

4 of 21

INVENSYS PLC
Security	G49133104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Aug-2006
ISIN	GB0008070418	Agenda	701027799 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors and the audited statement of the YE 31 MAR 2006	Management	For	For
2.	Approve the Board's remuneration report contained in the annual report and accounts for the YE 31 MAR 2006	Management	For	For
3.A	Re-elect Mr. M. Jay as a Director, who retires in accordance with the Articles of Association	Management	For	For
3.B	Re-elect Mr. J-C. Guez as a Director, who retires in accordance with the Articles of Association	Management	For	For
3.C	Re-elect Mr. S. Hare a Director, who retires in accordance with the Articles of Association	Management	For	For
3.D	Re-elect Mr. M. Parker as a Director, who retires in accordance with the Articles of Association	Management	For	For
4.	Re-appoint Ernst and Young LLP as the Auditors	Management	For	For
5.	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
6.
Authorize the Directors, in substitution for all substitution authority and pursuant to Section 80 of the Companies Act 1985, to allot, grant options over, offer or otherwise deal with or dispose of any relevant securities Section 80 up to an aggregate nominal
amount of GBP 26,275,260; Authority expires on 03 AUG 2011 ;
and the Directors may make allotments during the relevant period which may be exercised after the relevant period
		Management	For	For
S.7
Authorize the Directors, subject to the passing of Resolution 6 in the notice of AGM dated 09 JUN 2006 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities Section 94 of the Companies Act 1985 for cash pursuant to the authority
conferred by Resolution 6, disapplying the statutory pre-emption rights Section 89(1) of the Companies Act 1985 , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offers in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 3,981,100; Authority expires on 03 AUG 2011 ; and the
Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
8.
Approve to renew and extend the Invensys Savings related Share
Option Scheme until 03 AUG 2016 as specified; and authorize the
Directors of the Company from time to time to be counted in the quorum at a meeting of the Directors and to vote as Directors on any matter connected with the Invensys Savings Related Share
Option Scheme, notwithstanding that they may be interested in the same
		Management	For	For
9.
Approve to renew and extend the Invensys Overseas Savings
Related Shares Option Scheme 03 AUG 2016 as specified; and
authorize the Directors of the Company from time to time to be counted in the quorum at a meeting of the Directors and to vote as
Directors on any matter connected with the Invensys Overseas
Savings related Share Option Scheme, notwithstanding that they may be interested in the same
		Management	For	For
10.	Grant authority for share consolidation	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
06201	PEC	3878657	0	18-Aug-2006

5 of 21

J.SAINSBURY PLC
Security	G77732173	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jul-2006
ISIN	GB00B019KW72	Agenda	701020517 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited accounts for the 52 weeks to 25 MAR 2006, together with the reports of the Directors and the Auditors	Management	For	For
2.	Approve the remuneration report for 52 weeks to 25 MAR 2006	Management	For	For
3.	Declare a final dividend of 5.85 pence per ordinary share	Management	For	For
4.	Elect Mr. Darren Shapland as a Director	Management	For	For
5.	Elect Dr. John McAdam as a Director	Management	For	For
6.	Elect Mr. Anna Ford as a Director	Management	For	For
7.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, until the conclusion of the next AGM	Management	For	For
8.	Authorize the Audit Committee to agree to the Auditors' remuneration	Management	For	For
9.	Approve the J Sainsbury PLC Long-Term Incentive Plan 2006 as specified	Management	For	For
10.	Approve the J Sainsbury PLC Deferred Annual Bonus Plan 2006 as specified	Management	For	For
11.
Authorize the Company to make donations to EU political
organization not exceeding GBP 50,000 in total; and to incur EU political expenditure not exceeding GBP 50,000 in total; Authority expires at the earlier of the conclusion of the next AGM in 2007 or
11 OCT 2007 ; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning given to them in Section 347A of the Companies Act
1985 as specified
		Management	For	For
12.
Authorize Sainsbury's Supermarkets Limited, being a wholly
owned subsidiary of the Company to make donations to EU
political organization not exceeding GBP 25,000 in total and incur
EU political expenditure not exceeding GBP 25,000 in total;
Authority expires at the earlier of the conclusion of the next AGM in 2007 or 11 OCT 2007 ; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning given to them in Section 347A of the
Companies Act 1985 as specified
		Management	For	For
13.
Authorize Sainsbury's Bank PLC, being a subsidiary of the
Company to make donations to EU political organization not
exceeding GBP 25,000 in total and incur EU political expenditure not exceeding GBP 25,000 in total; Authority expires at the
earlier of the conclusion of the next AGM in 2007 or 11 OCT 2007
; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning
given to them in Section 347A of the Companies Act 1985 as
specified
		Management	For	For
14.
Authorize the Directors, in substitution for any other authority, pursuant to Section 80 of the Companies Act 1985, to allot
relevant securities Section 80 up to an aggregate nominal
amount of GBP 163,000,000 being approximately 1/3 of the
issued share capital of the Company ; Authority expires the
earlier of the next AGM in 2011 or 11 JUL 2011 ; and the Directors may allot relevant securities prior to its expiry make offers or agreements after its expiry
		Management	For	For
s.15
Approve, subject to the Resolution 14 being passed by the
meeting and subject to the variation contained in this resolution, to renew the power conferred by the Article 9(C) of the Articles of
Association of the Company being the power to allot equity
securities pursuant to the authority contained in Articles 9(A)
disapplying the statutory pre-emption rights , the maximum
aggregate nominal value of equity securities up to GBP
24,452,000 5% of the issued share capital of the Company ;
Authority expires at the earlier of the next AGM in 2011 or 11 JUL
2011 ; and the Directors may allot relevant securities prior to its expiry make offers or agreements after its expiry
		Management	For	For
s.16
Authorize the Company, for the purpose of Section 166 of the
Companies Act 1985, to make market purchases Section 163(3)
of up to 171,167,000 ordinary shares of 28 4/7 pence each in the capital of the Company ordinary shares , at a minimum price of
28 4/7 pence and up to 105% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days;
Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
06201	PEC	741287	0	05-Sep-2006

6 of 21

KOREA ELECTRIC POWER CORPORATION
Security	500631106	Meeting Type	Special
Ticker Symbol	KEP	Meeting Date	09-Aug-2006
ISIN		Agenda	932571347 - Management

Item	Proposal	Type	Vote	For/Against Management
01	ELECT MR. JONG HWAK PARK, MANAGER SECRETARIAT, AS A STANDING DIRECTOR.	Management	For	For
02	ELECT MR. MYOUNG CHUL JANG, GENERAL MANAGER, PERSONAL & GENERAL AFFAIRS DEPARTMENT, AS A STANDING DIRECTOR.	Management	For	For
03	ELECT MR. HO MUN, GENERAL MANAGER, CHOONGNAM DISTRICT HEAD OFFICE, AS A STANDING DIRECTOR.	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	249830	0	03-Aug-2006	08-Aug-2006

7 of 21

KT CORPORATION
Security	48268K101	Meeting Type	Annual
Ticker Symbol	KTC	Meeting Date	16-Mar-2007
ISIN		Agenda	932635494 - Management

Item	Proposal	Type	Vote	For/Against Management
01	APPROVAL OF FINANCIAL STATEMENTS FOR THE 25TH FISCAL YEAR, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	Management	For	For
02	APPROVAL OF AMENDMENT OF ARTICLES OF INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	Management	For	For
3A	ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE: JEONG RO YOON.	Management	For	For
3B	ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE: KON SIK KIM.	Management	For	For
4A	ELECTION OF DIRECTOR: JONG LOK YOON.	Management	For	For
4B	ELECTION OF DIRECTOR: JEONG SOO SUH.	Management	For	For
4C	ELECTION OF DIRECTOR: PAUL C. YI	Management	For	For
05	APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	5600	0	05-Mar-2007	05-Mar-2007

8 of 21

MARKS AND SPENCER GROUP PLC, LONDON
Security	G5824M107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	11-Jul-2006
ISIN	GB0031274896	Agenda	701017712 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors' report, financial statements and report of the Auditors	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Declare a final dividend at 9.5 pence per ordinary share	Management	For	For
4.	Elect Mr. Mr. Jeremy Darroch as a Director	Management	For	For
5.	Elect Mr. David Michels as a Director	Management	For	For
6.	Elect Ms. Louise Patten as a Director	Management	For	For
7.	Elect Mr. Steven Sharp as a Director	Management	For	For
8.	Re-elect Mr. Stuart Rose as a Director	Management	For	For
9.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
10.	Authorize the Audit Committee to fix the remuneration of the Auditors	Management	For	For
11.	Grant authority to issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 140,266,912	Management	For	For
12.	Grant authority to issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 21,040,036	Management	For	For
S.13	Grant authority to market purchase 168,000,000 ordinary shares	Management	For	For
14.	Authorize the Company to make donations to EU Political organizations up to GBP 100,000 and to incur EU Political expenditure up to GBP 100,000	Management	For	For
15.	Authorize Marks and Spencer Plc to make donations to EU political organizations up to GBP 100,000 and to incur EU Political expenditure up to GBP 100,000	Management	For	For
16.	Authorize Marks Spencer Outlet Limited to make donations to EU political organizations up to GBP 100,000 and to Incur EU Political expenditure up to GBP 100,000	Management	For	For
17.	Authorize Marks and Spencer Shared Services Limited to make donations to EU Political organizations up to GBP 100,000 and to Incur EU Political expenditure up to GBP 100,000	Management	For	For
18.	Authorize Marks and Spencer Simply Foods Limited to make donations to EU Political organizations up to GBP 100,000 and to incur EU Political expenditure up to GBP 100,000	Management	For	For
19.	Authorize Marks and Spencer Ireland Limited to make donations to EU political organizations up to GBP 100,000 and to Incur EU political expenditure up to GBP 100,000	Management	For	For
20.	Approve the reduction in the authorized capital by GBP 2,240,000,000	Management	For	For
s.21	Adopt the new Articles of Association	Management	For	For
22.	Amend the Marks and Spencer Group Performance Share Plan 2005	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
06201	PEC	858138	0	05-Sep-2006

9 of 21

NIPPON TELEGRAPH & TELEPHONE CORPORA
Security	654624105	Meeting Type	Annual
Ticker Symbol	NTT	Meeting Date	28-Jun-2007
ISIN		Agenda	932735357 - Management

Item	Proposal	Type	Vote	For/Against Management
01	DISTRIBUTION OF RETAINED EARNINGS AS DIVIDENDS	Management	For	For
2A	ELECTION OF DIRECTOR: TSUTOMU EBE	Management	Against	Against
2B	ELECTION OF DIRECTOR: NORITAKA UJI	Management	Against	Against
2C	ELECTION OF DIRECTOR: KAORU KANAZAWA	Management	For	For
2D	ELECTION OF DIRECTOR: TAKASHI HANAZAWA	Management	Against	Against
2E	ELECTION OF DIRECTOR: TOSHIO KOBAYASHI	Management	For	For
3A	ELECTION OF CORPORATE AUDITOR: JOHJI FUKADA	Management	For	For
3B	ELECTION OF CORPORATE AUDITOR: SUSUMU FUKUZAWA	Management	Against	Against
3C	ELECTION OF CORPORATE AUDITOR: YASUCHIKA NEGORO	Management	For	For
3D	ELECTION OF CORPORATE AUDITOR: MASAMICHI TANABE	Management	Against	Against
3E	ELECTION OF CORPORATE AUDITOR: SHIGERU IWAMOTO	Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	15200	0	20-Jun-2007	20-Jun-2007

10 of 21

NORTEL NETWORKS CORPORATION
Security	656568508	Meeting Type	Annual and Special Meeting
Ticker Symbol	NT	Meeting Date	02-May-2007
ISIN		Agenda	932663467 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JALYNN H. BENNETT		For	For
	2	DR. MANFRED BISCHOFF		For	For
	3	HON. JAMES B. HUNT, JR.		For	For
	4	DR. KRISTINA M. JOHNSON		For	For
	5	JOHN A. MACNAUGHTON		For	For
	6	HON. JOHN P. MANLEY		For	For
	7	RICHARD D. MCCORMICK		For	For
	8	CLAUDE MONGEAU		For	For
	9	HARRY J. PEARCE		For	For
	10	JOHN D. WATSON		For	For
	11	MIKE S. ZAFIROVSKI		For	For
02	THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.		Management	For	For
03	THE SHAREHOLDER PROPOSAL SET OUT IN SCHEDULE A TO THE PROXY CIRCULAR AND PROXY STATEMENT.		Shareholder	For	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	333340	0	23-Apr-2007	23-Apr-2007

11 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246106	Meeting Type	Special
Ticker Symbol	TNE	Meeting Date	13-Nov-2006
ISIN		Agenda	932594294 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	1117	0	01-Nov-2006	01-Nov-2006

12 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932594307 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	55600	0	01-Nov-2006

13 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246106	Meeting Type	Special
Ticker Symbol	TNE	Meeting Date	13-Nov-2006
ISIN		Agenda	932598987 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	1117	0	03-Nov-2006	03-Nov-2006

14 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932598987 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	55600	0	03-Nov-2006	03-Nov-2006

15 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932603459 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	55600	0	08-Nov-2006	09-Nov-2006

16 of 21

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246106	Meeting Type	Special
Ticker Symbol	TNE	Meeting Date	13-Nov-2006
ISIN		Agenda	932603459 - Management

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE STOCK SWAP (INCORPORACAO DE
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."
		Management	Against	Against

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	1117	0	08-Nov-2006	09-Nov-2006

17 of 21

TYCO INTERNATIONAL LTD.
Security	902124106	Meeting Type	Annual
Ticker Symbol	TYC	Meeting Date	08-Mar-2007
ISIN		Agenda	932626003 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DENNIS C. BLAIR		For	For
	2	EDWARD D. BREEN		For	For
	3	BRIAN DUPERREAULT		For	For
	4	BRUCE S. GORDON		For	For
	5	RAJIV L. GUPTA		For	For
	6	JOHN A. KROL		For	For
	7	H. CARL MCCALL		For	For
	8	BRENDAN R. O'NEILL		For	For
	9	WILLIAM S. STAVROPOULOS		For	For
	10	SANDRA S. WIJNBERG		For	For
	11	JEROME B. YORK		For	For
02	RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO'S INDEPENDENT AUDITORS AND AUTHORIZATION FOR THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITORS' REMUNERATION.		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	203083	0	04-Apr-2007	28-Feb-2007

18 of 21

TYCO INTERNATIONAL LTD.
Security	902124106	Meeting Type	Special
Ticker Symbol	TYC	Meeting Date	08-Mar-2007
ISIN		Agenda	932630139 - Management

Item	Proposal	Type	Vote	For/Against Management
1A	APPROVAL OF REVERSE STOCK SPLIT OF THE COMPANY'S COMMON SHARES AT A SPLIT RATIO OF 1 FOR 4.	Management	For	For
1B	APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED BYE-LAWS.	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	203083	0	28-Feb-2007	28-Feb-2007

19 of 21

VIVO PARTICIPACOES
Security	92855STBH	Meeting Type	Special
Ticker Symbol		Meeting Date	15-Mar-2007
ISIN		Agenda	932635800 - Management

Item	Proposal	Type	Vote	For/Against Management
01	TO RECEIVE THE MANAGEMENT REPORT; TO REVIEW, DISCUSS AND VOTE THE FINANCIAL STATEMENTS FOR FISCAL YEAR ENDED 12.31.2006.	Management	For
02	TO DECIDE ON THE PROFIT ALLOCATION FOR THE FISCAL YEAR AND DISTRIBUTION OF DIVIDENDS.	Management	For
03	TO APPROVE THE CAPITAL BUDGET FOR FISCAL YEAR 2007.	Management	For
04	TO ELECT THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.	Management	For
05	TO ESTABLISH THE OVERALL ANNUAL COMPENSATION OF MANAGEMENT AND THE INDIVIDUAL COMPENSATION OF THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.	Management	For
S1	TO RATIFY THE WORDING OF ARTICLE 5 OF THE BYLAWS, AS SUGGESTED BY THE BOARD OF DIRECTORS AT A MEETING HELD ON 06.08.2006, WHEN THE INCREASE OF THE CAPITAL STOCK OF THE COMPANY WAS HOMOLOGATED.	Management	For
S2
TO RATIFY THE ELECTION OF THE DIRECTORS: A. MR.
MANOEL LUIZ FERRAO DE AMORIM, ELECTED ON 09.13.2006
B. MR. RUI MANUEL DE MEDEIROS D'ESPINEY PATRICIO C.
MR. JOAO PEDRO AMADEU BAPTISTA, ELECTED ON
05.10.2006.
		Management	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	55600	0	08-Mar-2007	08-Mar-2007

20 of 21

VIVO PARTICIPACOES
Security	92855S101	Meeting Type	Special
Ticker Symbol	VIV	Meeting Date	15-Mar-2007
ISIN		Agenda	932635800 - Management

Item	Proposal	Type	Vote	For/Against Management
01	TO RECEIVE THE MANAGEMENT REPORT; TO REVIEW, DISCUSS AND VOTE THE FINANCIAL STATEMENTS FOR FISCAL YEAR ENDED 12.31.2006.	Management	For
02	TO DECIDE ON THE PROFIT ALLOCATION FOR THE FISCAL YEAR AND DISTRIBUTION OF DIVIDENDS.	Management	For
03	TO APPROVE THE CAPITAL BUDGET FOR FISCAL YEAR 2007.	Management	For
04	TO ELECT THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.	Management	For
05	TO ESTABLISH THE OVERALL ANNUAL COMPENSATION OF MANAGEMENT AND THE INDIVIDUAL COMPENSATION OF THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.	Management	For
S1	TO RATIFY THE WORDING OF ARTICLE 5 OF THE BYLAWS, AS SUGGESTED BY THE BOARD OF DIRECTORS AT A MEETING HELD ON 06.08.2006, WHEN THE INCREASE OF THE CAPITAL STOCK OF THE COMPANY WAS HOMOLOGATED.	Management	For
S2
TO RATIFY THE ELECTION OF THE DIRECTORS: A. MR.
MANOEL LUIZ FERRAO DE AMORIM, ELECTED ON 09.13.2006
B. MR. RUI MANUEL DE MEDEIROS D'ESPINEY PATRICIO C.
MR. JOAO PEDRO AMADEU BAPTISTA, ELECTED ON
05.10.2006.
		Management	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000006201	61C	35727	0	08-Mar-2007	08-Mar-2007

21 of 21

Vote Summary Report (Long)

07/01/06 to 06/30/07

Sorted by Company Name.

In All Markets, for all statuses, for M - BRANDES INT'L EQUITY FUND.

Abn Amro Holding Nv		Shares Voted	310,190	Security	NL0000301109
Meeting Date	4/26/2007	Shares	310,190	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting and Announcements
2		Approve Minutes of the AGM Held in 2006	Mgmt	For	For
3		Receive Report of Management Board
4a		Approve Financial Statements and Statutory Reports	Mgmt	For	For
4b		Approve Dividends of EUR 1.15 Per Share	Mgmt	For	For
5a		Approve Discharge of Management Board	Mgmt	For	For
5b		Approve Discharge of Supervisory Board	Mgmt	For	For
6		Approve Remuneration Report Containing Remuneration Policy for Management Board Members	Mgmt	For	For
7a		Elect A.M. Llopis Rivas to Supervisory Board	Mgmt	For	For
7b		Reelect D.R.J. Baron de Rothschild to Supervisory Board	Mgmt	For	For
7c		Reelect P. Scaroni to Supervisory Board	Mgmt	For	For
7d		Reelect Lord C. Sharman of Redlynch to Supervisory Board	Mgmt	For	For
7e		Reelect M.V. Pratini de Moraes to Supervisory Board	Mgmt	For	For
8		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
9a		Grant Board Authority to Issue Ordinary Shares, Covertible Preference Shares and Preference Financing Shares Up To 10 Percent of Issued Capital	Mgmt	For	For
9b		Authorize Board to Exclude Preemptive Rights from Issuance Under Item 9a	Mgmt	For	Against
10		Report of the Management Board With Respect to the ABN AMRO Strategy and Recent Events
Shareholder Proposals
11.1		Pursue Any Possibilities to Sell, Spin-off or Merge Some or All of the Major Businesses of the Company to Maximise Shareholder Value	ShrHoldr	Against	For
11.2		Return the Cash Proceeds of Any Major Business Disposals to All Shareholders by Way of a Share Buyback or Special Dividend	ShrHoldr	Against	For
11.3		Pursue Any Possibilities to Sell or Merge the Whole Company to Maximize Shareholder Value	ShrHoldr	Against	For
11.4		Report to Shareholders Upon the Outcome of Such Active Investigations Referred to in the Above Items Within Six Months From the Date of the AGM	ShrHoldr	Against	For
11.5		Cease to pursuit, For a Period of Six Months From the Date of the AGM, of Any Major Business Acquisitions, Including the Rumoured Acquisition Capitalia SpA	ShrHoldr	Against	Against
12		Other Business (Non-Voting)

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	310,190	310,190
Total:	310,190	310,190

1 of 64

Aegon NV		Shares Voted	397,514	Security	NL0000303709
Meeting Date	4/25/2007	Shares	397,514	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2		Approve Financial Statements and Statutory Reports	Mgmt	For	For
3		Approve Dividend of EUR 0.55 Per Share	Mgmt	For	For
4		Approve Discharge of Management Board	Mgmt	For	For
5		Approve Discharge of Supervisory Board	Mgmt	For	For
6		Ratify Ernst & Young as Auditors	Mgmt	For	For
7		Approve Remuneration Report Containing Remuneration Policy for Management Board Members	Mgmt	For	Against
8		Aprove Withdrawal 11,600,000 Common Shares	Mgmt	For	For
9		Amend Articles Regarding Electronic Communication with Shareholders	Mgmt	For	For
10		Reelect A.R. Wynaendts to Management Board	Mgmt	For	For
11		Reelect L.M. van Wijk to Supervisory Board	Mgmt	For	For
12		Elect K.M.H. Peijs to Supervisory Board	Mgmt	For	For
13		Elect A. Burgmans to Supervisory Board	Mgmt	For	For
14		Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital Plus Additional 10 Percent in Case of Takeover/Merger	Mgmt	For	For
15		Authorize Board to Exclude Preemptive Rights from Issuance Under Item 14	Mgmt	For	Against
16		Authorize Management Board to Issue Common Shares Related to Incentive Plans	Mgmt	For	For
17		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
18		Other Business (Non-Voting)
19		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	397,514	397,514
Total:	397,514	397,514

2 of 64

Ahold Kon Nv		Shares Voted	1,189,566	Security	NL0000331817
Meeting Date	5/3/2007	Shares	1,189,566	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2		Receive Report of Management Board
3		Approve Financial Statements and Statutory Reports	Mgmt	For	For
4		Receive Explanation on Company's Reserves and Dividend Policy
5		Approve Discharge of Management Board	Mgmt	For	For
6		Approve Discharge of Supervisory Board	Mgmt	For	For
7		Elect A.D. Boer to Management Board	Mgmt	For	For
8		Elect T. de Swaan to Supervisory Board	Mgmt	For	For
9		Ratify Deloitte Accountants BV as Auditors	Mgmt	For	For
10		Amend Articles	Mgmt	For	For
11		Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital	Mgmt	For	For
12		Authorize Board to Exclude Preemptive Rights from Issuance Under Item 11	Mgmt	For	Against
13		Reduction of the Issued Capital by Cancellation of Cumulative Preferred Financing Shares	Mgmt	For	For
14		Reduction of the Issued Capital by Cancellation of Common Shares	Mgmt	For	For
15		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
16		Reduction of the Issued Capital by Cancellation of Additional Common Shares	Mgmt	For	For
17		Reduction of the Issued Capital by Cancellation of Additional Common Shares	Mgmt	For	For
18		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,189,566	1,189,566
Total:	1,189,566	1,189,566

3 of 64

Ahold Kon Nv		Shares Voted	1,189,566	Security	NL0000331817
Meeting Date	6/19/2007	Shares	1,189,566	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2		Approve Sale of U.S. Foodservice	Mgmt	For	For
3		Amend Articles to Reflect Changes in Capital; Increase of the Nominal Value of the Ordinary Shares	Mgmt	For	For
4		Amend Articles to Reflect Changes in Capital; Decrease of the Nominal Value of the Ordinary Shares	Mgmt	For	For
5		Amend Articles to Reflect Changes in Capital; Consolidation of the Ordinary Shares and an Increase of the Nominal Value of Cumulative Preference Financing Shares	Mgmt	For	For
6		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,189,566	1,189,566
Total:	1,189,566	1,189,566

4 of 64

Aiful Corp.		Shares Voted	144,400	Security	JP3105040004
Meeting Date	6/27/2007	Shares	144,400	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Amend Articles to: Decrease Maximum Board Size	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	Against
2.6		Elect Director	Mgmt	For	Against
2.7		Elect Director	Mgmt	For	Against
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	Against
3		Appoint Internal Statutory Auditor	Mgmt	For	For
4		Appoint Alternate Internal Statutory Auditor	Mgmt	For	For
5		Approve Retirement Bonuses for Directors and Statutory Auditor	Mgmt	For	Against
6		Approve Adjustment to Aggregate Compensation Ceiling for Directors	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	144,400	144,400
Total:	144,400	144,400

5 of 64

Akzo Nobel N.V.		Shares Voted	158,900	Security	NL0000009132
Meeting Date	4/25/2007	Shares	158,900	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2		Receive Report of Management Board
3a		Approve Financial Statements and Statutory Reports	Mgmt	For	For
3b		Receive Explanation on Company's Reserves and Dividend Policy
3c		Approve Dividends	Mgmt	For	For
4a		Approve Discharge of Management Board	Mgmt	For	For
4b		Approve Discharge of Supervisory Board	Mgmt	For	For
5i		Elect Bruzelius to Supervisory Board	Mgmt	For	For
5ii		Elect Bufe to Supervisory Board	Mgmt	For	For
6		Approve Decrease in Size of Management Board	Mgmt	For	For
7		Approve Decrease in Size of Supervisory Board	Mgmt	For	For
8a		Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital Plus Additional 10 Percent in Case of Takeover/Merger	Mgmt	For	For
8b		Authorize Board to Exclude Preemptive Rights from Issuance Under Item 8b	Mgmt	For	Against
9		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
10		Approve Cancellation of Common Shares	Mgmt	For	For
11		Amend Articles	Mgmt	For	For
12		Other Business (Non-Voting)

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	158,900	158,900
Total:	158,900	158,900

6 of 64

Akzo-Nobel Nv		Shares Voted	158,900	Security	NL0000009132
Meeting Date	9/7/2006	Shares	158,900	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Open Meeting
2	Approve Spin-Off Agreement		Mgmt	For	For
3	Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	158,900	158,900
Total:	158,900	158,900

7 of 64

Alcatel (Formerly Alcatel Alsthom)		Shares Voted	3,600	Security	FR0000130007
Meeting Date	9/7/2006	Shares	3,600	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Ordinary Business
1		Approve Financial Statements and Statutory Reports	Mgmt	For	For
2		Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For
3		Approve Allocation of Income and Dividends of EUR 0.16 per Share	Mgmt	For	For
4		Elect Thierry de Loppinot as Director	Mgmt	For	For
5		Elect Bruno Vaillant as Director	Mgmt	For	For
6		Elect Daniel Bernard as Director	Mgmt	For	For
7		Elect Frank Blount as Director	Mgmt	For	For
8		Elect Jozef Cornu as Director	Mgmt	For	For
9		Elect Linnet F. Deily as Director	Mgmt	For	For
10		Elect Robert E. Denham as Director	Mgmt	For	For
11		Elect Edward E. Hagenlocker as Director	Mgmt	For	For
12		Elect Jean-Pierre Halborn as Director	Mgmt	For	For
13		Elect Karl J. Krapek as Director	Mgmt	For	For
14		Elect Daniel Lebegue as Director	Mgmt	For	For
15		Elect Patricia F. Russo as Director	Mgmt	For	For
16		Elect Henry B. Schacht as Director	Mgmt	For	For
17		Elect Serge Tchuruk as Director	Mgmt	For	For
18		Appoint Thierry de Loppinot as Censor	Mgmt	For	For
19		Appoint Jean-Pierre Desbois as Censor	Mgmt	For	For
20		Ratify Deloitte & Associes as Auditor	Mgmt	For	For
21		Ratify Ernst & Young et autres as Auditor	Mgmt	For	For
22		Ratify BEAS as Alternate Auditor	Mgmt	For	For
23		Ratify Auditex as Alternate Auditor	Mgmt	For	For
24		Approve Special Auditors' Report Regarding Related-Party Transactions	Mgmt	For	For
25		Approve Transaction between the company and Philippe Germond	Mgmt	For	For
26		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
Special Business
27		Approve Issuance of 1.15 bn Shares Reserved to the Lucent Shareholders According to the Merger Agreement	Mgmt	For	For
28		Approve Issuance of 200 million Shares for Holders of Warrants and Convertible Securities of Lucent	Mgmt	For	For
29		Approve Issuance of 78 million Shares for Beneficiaries of Lucent Stock Options and Holders of Lucent Stock Compensation Instruments	Mgmt	For	For
30		Amend Articles of Association Subject to Realisation of the Merger with Lucent	Mgmt	For	For
31		Approve Modification of the End of Mandate for the CEO	Mgmt	For	For
32		Amend Articles: Board meetings	Mgmt	For	For
33		Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For
34		Authorize Capital Increase of Up to Ten percent for Future Exchange Offers	Mgmt	For	Against
35		Approve Employee Savings-Related Share Purchase Plan	Mgmt	For	For
36		Authorize up to One Percent of Issued Capital for Use in Restricted Stock Plan	Mgmt	For	For
37		Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For
Shareholder Proposals
A		Eliminate Voting Rights Restrictions and Amend Article 22 Accordingly	ShrHoldr	Against	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	3,600	3,600
Total:	3,600	3,600

8 of 64

Alcatel-Lucent		Shares Voted	14,300	Security	FR0000130007
Meeting Date	6/1/2007	Shares	14,300	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Ordinary Business
1		Approve Financial Statements and Statutory Reports	Mgmt	For	For
2		Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For
3		Approve Allocation of Income and Dividends of EUR 0.16 per Share	Mgmt	For	For
4		Approve Remuneration of Directors in the Aggregate Amount of EUR 700,000	Mgmt	For	For
5		Approve Remuneration of Censors	Mgmt	For	For
6		Ratify Appointment of Lady Jay as Director	Mgmt	For	For
7		Ratify Appointment of Jean-Cyril Spinetta as Director	Mgmt	For	For
8		Approve Special Auditors' Report Regarding Related-Party Transactions	Mgmt	For	For
9		Approve Transaction with Patricia Russo	Mgmt	For	For
10		Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
Special Business
11		Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For
12		Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to 20 Percent of Issued Capital	Mgmt	For	For
13		Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to 5 Percent of Issued Capital	Mgmt	For	For
14		Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions	Mgmt	For	Against
15		Set Global Limit for Capital Increase to Result from All Issuance Requests at EUR 920 Million	Mgmt	For	For
16		Approve Employee Savings-Related Share Purchase Plan	Mgmt	For	For
17		Authorize up to 1 Percent of Issued Capital for Use in Restricted Stock Plan	Mgmt	For	Against
18		Amend Articles of Association Re: Record Date	Mgmt	For	For
19		Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For
A		Amend Article 22 of Bylaws: End of the Voting Rights Limitation	ShrHoldr	Against	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	14,300	14,300
Total:	14,300	14,300

9 of 64

Banca Intesa SPA (Formerly IntesaBci Spa )		Shares Voted	239,780	Security	IT0000072618
Meeting Date	12/1/2006	Shares	239,780	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Special Business
1		Revoke Deliberations Assumed in the Special Meeting Held on Dec. 17, 2002 Regarding the Stock Option Plan	Mgmt	For	For
2		Approve Plan of Merger by Incorporation of Sanpaolo IMI SpA in Banca Intesa SpA; Amend Bylaws Accordingly	Mgmt	For	For
Ordinary Business
1.1		Elect Supervisory Board Members for the Three-Year Term 2007-2009; Fix the Number of Supervisory Board Members at 19; Elect Chairman and Vice-Chairman; Fix the Board Remuneration - Slate 1	Mgmt	For	Against
1.2		Elect Supervisory Board Members for the Three-Year Term 2007-2009; Fix the Number of Supervisory Board Members at 19; Elect Chairman and Vice-Chairman; Fix the Board Remuneration - Slate 2	Mgmt	For	For
2		Authorize Share Repurchase Program Pursuant to Share Option Scheme in Favor of Company Employees	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	239,780	239,780
Total:	239,780	239,780

10 of 64

Bombardier Inc.		Shares Voted	782,479	Security	CA0977512007
Meeting Date	5/29/2007	Shares	782,479	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Meeting For Multiple and Subordinate Voting Shareholders
1.1		Elect Director Laurent Beaudoin	Mgmt	For	For
1.2		Elect Director Pierre Beaudoin	Mgmt	For	For
1.3		Elect Director Andre Berard	Mgmt	For	For
1.4		Elect Director J.R. Andre Bombardier	Mgmt	For	For
1.5		Elect Director Janine Bombardier	Mgmt	For	For
1.6		Elect Director L. Denis Desautels	Mgmt	For	For
1.7		Elect Director Michael J. Durham	Mgmt	For	For
1.8		Elect Director Jean-Louis Fontaine	Mgmt	For	For
1.9		Elect Director Daniel Johnson	Mgmt	For	For
1.1		Elect Director Jean C. Monty	Mgmt	For	For
1.11		Elect Director Andre Navarri	Mgmt	For	For
1.12		Elect Director Carlos E. Represas	Mgmt	For	For
1.13		Elect Director Jean-Pierre Rosso	Mgmt	For	For
1.14		Elect Director Federico Sada G	Mgmt	For	For
1.15		Elect Director Heinrich Weiss	Mgmt	For	For
2		Ratify Ernst & Young LLP as Auditors	Mgmt	For	For
3		Amend 1986 Stock Option Plan	Mgmt	For	For
4		SP-Disclose Information on Compensation Consultant	ShrHoldr	Against	Against
5		SP-Senior Executive Compensation Be Relative to Employees' Average Salary and the Bank's Expenses and Financial Success	ShrHoldr	Against	Against
6		SP-Align Senior Executive Stock Option Allocations to the Bank's Economic Value Added	ShrHoldr	Against	Against
7		SP-Increase the Number of Women Directors	ShrHoldr	Against	Against
8		SP-Disclose Financial Statements of the Bank Subsidiaries in the Annual Report	ShrHoldr	Against	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	782,479	782,479
Total:	782,479	782,479

11 of 64

British Sky Broadcasting Group Plc		Shares Voted	585,300	Security	GB0001411924
Meeting Date	11/3/2006	Shares	585,300	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Final Dividend of 6.7 Pence Per Ordinary Share	Mgmt	For	For
3		Re-elect Chase Carey as Director	Mgmt	For	For
4		Re-elect Nicholas Ferguson as Director	Mgmt	For	For
5		Re-elect James Murdoch as Director	Mgmt	For	For
6		Re-elect Jacques Nasser as Director	Mgmt	For	For
7		Re-elect David DeVoe as Director	Mgmt	For	For
8		Re-elect Rupert Murdoch as Director	Mgmt	For	For
9		Re-elect Arthur Siskind as Director	Mgmt	For	For
10		Reappoint Deloitte & Touche LLP as Auditors and Authorise the Board to Determine Their Remuneration	Mgmt	For	For
11		Approve Remuneration Report	Mgmt	For	For
12		Authorise the Company to Make EU Political Organisation Donations up to GBP 100,000 and Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
13		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 295,000,000	Mgmt	For	For
14		Subject to the Passing of Item 13, Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 44,000,000	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	585,300	585,300
Total:	585,300	585,300

12 of 64

BT GROUP PLC (formerly British Telecommunications Plc)		Shares Voted	1,785,473	Security	GB0030913577
Meeting Date	7/12/2006	Shares	1,785,473	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 7.6 Pence Per Ordinary Share	Mgmt	For	For
4		Re-elect Sir Anthony Greener as Director	Mgmt	For	For
5		Re-elect Maarten van den Bergh as Director	Mgmt	For	For
6		Re-elect Clayton Brendish as Director	Mgmt	For	For
7		Elect Matti Alahuhta as Director	Mgmt	For	For
8		Elect Phil Hodkinson as Director	Mgmt	For	For
9		Reappoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
10		Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For
11		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 137,000,000	Mgmt	For	For
12		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 21,000,000	Mgmt	For	For
13		Authorise 834,000,000 Ordinary Shares for Market Purchase	Mgmt	For	For
14		Authorise British Telecommunications Plc to Make EU Political Organisation Donations up to GBP 100,000	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,785,473	1,785,473
Total:	1,785,473	1,785,473

13 of 64

Carrefour S.A.		Shares Voted	175,400	Security	FR0000120172
Meeting Date	4/30/2007	Shares	175,400	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Ordinary Business
1		Approve Financial Statements and Discharge Management Board	Mgmt	For	Abstain
2		Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	Abstain
3		Approve Special Auditors' Report Regarding Related-Party Transactions	Mgmt	For	Abstain
4		Approve Allocation of Income and Dividends of EUR 1.03 per Share	Mgmt	For	For
5		Ratify Appointment Robert Halley as Supervisory Board Member	Mgmt	For	For
6		Elect Jean-Martin Folz as Supervisory Board Member	Mgmt	For	For
7		Elect Halley Participations as Supervisory Board Member	Mgmt	For	For
8		Authorize Repurchase of Up to 3 Percent of Issued Share Capital	Mgmt	For	Against
Special Business
9		Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For
10		Approve Stock Option Plans Grants	Mgmt	For	For
11		Amend Articles of Association Re: Record Date	Mgmt	For	For
Shareholder Proposals
12		Elect Sebastien Bazin as Supervisory Board Member	ShrHoldr	For	For
13		Elect Nicolas Bazire as Supervisory Board Member	ShrHoldr	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	175,400	175,400
Total:	175,400	175,400

14 of 64

Compass Group Plc		Shares Voted	744,800	Security	GB0005331532
Meeting Date	2/16/2007	Shares	744,800	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	Against
3		Approve Final Dividend of 6.7 Pence Per Ordinary Share	Mgmt	For	For
4		Elect Richard Cousins as Director	Mgmt	For	For
5		Elect Sir Ian Robinson as Director	Mgmt	For	For
6		Elect Gary Green as Director	Mgmt	For	For
7		Re-elect Andrew Martin as Director	Mgmt	For	For
8		Reappoint Deloitte & Touche LLP as Auditors of the Company	Mgmt	For	For
9		Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For
10		Authorise the Company and Any Company which is or Becomes a Subsidiary of the Company to Make EU Political Organisations Donations and Incur EU Political Expenditure up to GBP 125,000	Mgmt	For	For
11		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 68,700,000	Mgmt	For	For
12		Subject to the Passing of Resolution 11, Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 10,300,000	Mgmt	For	For
13		Authorise 206,000,000 Ordinary Shares for Market Purchase	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	744,800	744,800
Total:	744,800	744,800

15 of 64

Dai Nippon Printing Co. Ltd.		Shares Voted	398,000	Security	JP3493800001
Meeting Date	6/28/2007	Shares	398,000	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 19	Mgmt	For	For
2		Amend Articles to: Reduce Directors Term in Office	Mgmt	For	For
3.1		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.3		Elect Director	Mgmt	For	Against
3.4		Elect Director	Mgmt	For	Against
3.5		Elect Director	Mgmt	For	Against
3.6		Elect Director	Mgmt	For	Against
3.7		Elect Director	Mgmt	For	Against
3.8		Elect Director	Mgmt	For	Against
3.9		Elect Director	Mgmt	For	Against
3.1		Elect Director	Mgmt	For	Against
3.11		Elect Director	Mgmt	For	Against
3.12		Elect Director	Mgmt	For	Against
3.13		Elect Director	Mgmt	For	Against
3.14		Elect Director	Mgmt	For	Against
3.15		Elect Director	Mgmt	For	Against
3.16		Elect Director	Mgmt	For	Against
3.17		Elect Director	Mgmt	For	Against
3.18		Elect Director	Mgmt	For	Against
3.19		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.21		Elect Director	Mgmt	For	Against
3.22		Elect Director	Mgmt	For	Against
3.23		Elect Director	Mgmt	For	Against
3.24		Elect Director	Mgmt	For	Against
3.25		Elect Director	Mgmt	For	Against
3.26		Elect Director	Mgmt	For	Against
3.27		Elect Director	Mgmt	For	Against
3.28		Elect Director	Mgmt	For	For
4.1		Appoint Internal Statutory Auditor	Mgmt	For	Against
4.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
4.3		Appoint Internal Statutory Auditor	Mgmt	For	Against
4.4		Appoint Internal Statutory Auditor	Mgmt	For	For
5		Adopt Shareholder Rights Plan (Poison Pill)	Mgmt	For	Against
6		Approve Retirement Bonuses for Directors and Statutory Auditors and Approve Special Payments to Continuing Directors and Statutory Auditors in Connection with Abolition of Retirement Bonus System	Mgmt	For	Against
7		Approve Payment of Annual Bonuses to Directors	Mgmt	For	Against
8		Approve Adjustment to Aggregate Compensation Ceilings for Directors and Statutory Auditors	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	398,000	398,000
Total:	398,000	398,000

16 of 64

Daiichi Sankyo Co. Ltd.		Shares Voted	243,038	Security	JP3475350009
Meeting Date	6/28/2007	Shares	243,038	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, Including the Following Dividends: Interim JY 30, Final JY 30, Special JY 0	Mgmt	For	For
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	For
2.5		Elect Director	Mgmt	For	For
2.6		Elect Director	Mgmt	For	For
2.7		Elect Director	Mgmt	For	For
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	Against
3.1		Appoint Internal Statutory Auditor	Mgmt	For	Against
3.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
4		Approve Deep Discount Stock Option Plan	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	243,038	243,038
Total:	243,038	243,038

17 of 64

DaimlerChrysler AG		Shares Voted	5,301	Security	DE0007100000
Meeting Date	4/4/2007	Shares	5,301	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Management Proposals
1		Receive Financial Statements and Statutory Reports for Fiscal 2006
2		Approve Allocation of Income and Dividends of EUR 1.50 per Share	Mgmt	For	For
3		Approve Discharge of Management Board for Fiscal 2006	Mgmt	For	For
4		Approve Discharge of Supervisory Board for Fiscal 2006	Mgmt	For	For
5		Ratify KPMG Deutsche Treuhand-Gesellschaft AG as Auditors for Fiscal 2007	Mgmt	For	For
6		Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	Mgmt	For	For
7		Elect Clemens Boersig to the Supervisory Board	Mgmt	For	For
8		Amend Articles Re: Allow Electronic Distribution of Company Communications	Mgmt	For	For
Shareholder Proposals Submitted by Ekkehard Wenger and Leonhard Knoll
9a		Amend Articles Re: Change Name of Company to Daimler-Benz AG	ShrHoldr	Against	Against
9b		Authorize Management Board to Delay Registration of Name Change until Disposal of Chrysler Group But Not Beyond March 31, 2008	ShrHoldr	Against	Against
10		Amend Articles Re: Location of General Meetings	ShrHoldr	Against	Against
11		Amend Articles Re: Chairmanship of General Meetings	ShrHoldr	Against	Against
12		Establish Mandatory Retirement Age for Directors	ShrHoldr	Against	Against
13		Amend Articles Re: Outside Boards of Supervisory Board Members	ShrHoldr	Against	Against
14		Amend Articles Re: Shareholder Right to Speak at General Meetings	ShrHoldr	Against	Against
15		Amend Articles Re: Separate Counting of Proxy Votes at General Meetings	ShrHoldr	Against	Against
16		Amend Articles Re: Written Protocol for General Meetings	ShrHoldr	Against	Against
17a		Instruct Management Board to Prepare Shareholder Vote on Conversion of Corporate Structure to European Company (Societas Europea) at 2008 AGM	ShrHoldr	Against	Against
17b		Authorize Management Board to Enter Negotiations with Employee Representatives to Reduce Size of Supervisory Board to 12 Members	ShrHoldr	Against	Against
18		Authorize Special Audit of Conversion Ratio for Merger Between Daimler-Benz AG and Chrysler Corporation; Appoint Nicola Monissen as Special Auditor	ShrHoldr	Against	Against
19		Authorize Special Audit of Spring 2003 Stock Option Grants; Appoint Nicola Monissen as Special Auditor	ShrHoldr	Against	Against
20		Authorize Special Audit of Statements Made by Former CEO Juergen Schrempp in Connection with US Class Action Lawsuit; Appoint Nicola Monissen as Special Auditor	ShrHoldr	Against	Against
21
Authorize Special Audit Re: Knowledge of Management and Supervisory Boards Re: US Secutities and Exchange Commission and Department of Justice Investigations; Appoint Nicola Monissen as Special Auditor
			ShrHoldr	Against	Against
22		Authorize Special Audit Re: Alleged Connections Between Management and Supervisory Boards and Prison Sentence of Gerhard Schweinle; Appoint Nicola Monissen as Special Auditor	ShrHoldr	Against	Against
23		Authorize Special Audit Re: Supervisory Board Monitoring of Former CEO Juergen Schrempp; Appoint Nicola Monissen as Special Auditor	ShrHoldr	Against	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	5,301	5,301
Total:	5,301	5,301

18 of 64

Deutsche Post AG		Shares Voted	251,800	Security	DE0005552004
Meeting Date	5/8/2007	Shares	251,800	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Receive Financial Statements and Statutory Reports for Fiscal 2006
2		Approve Allocation of Income and Dividends of EUR 0.75 per Share	Mgmt	For	For
3		Approve Discharge of Management Board for Fiscal 2006	Mgmt	For	For
4		Approve Discharge of Supervisory Board for Fiscal 2006	Mgmt	For	For
5		Ratify PricewaterhouseCoopers AG as Auditors for Fiscal 2007	Mgmt	For	For
6		Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	Mgmt	For	For
7
Approve Issuance of Convertible Bonds and/or Bonds with Warrants Attached without Preemptive Rights up to Aggregate Nominal Amount of EUR 1 Billion; Approve Creation of EUR 56 Million Pool of Capital to Guarantee Conversion Rights
			Mgmt	For	For
8		Elect Ingrid Matthaeus-Maier to the Supervisory Board	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	251,800	251,800
Total:	251,800	251,800

19 of 64

Deutsche Telekom AG		Shares Voted	1,102,700	Security	DE0005557508
Meeting Date	5/3/2007	Shares	1,102,700	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Receive Financial Statements and Statutory Reports for Fiscal 2006
2		Approve Allocation of Income and Dividends of EUR 0.72 per Share	Mgmt	For	For
3		Approve Discharge of Management Board for Fiscal 2006	Mgmt	For	For
4		Approve Discharge of Supervisory Board for Fiscal 2006	Mgmt	For	For
5		Ratify PricewaterhouseCoopers AG and Ernst & Young AG as Joint Auditors for Fiscal 2007	Mgmt	For	For
6		Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	Mgmt	For	For
7		Approve Cancellation of Unused Capital Pools	Mgmt	For	For
8		Amend Articles Re: Allow Electronic Distribution of Company Communications	Mgmt	For	For
9		Elect Lawrence Guffey to the Supervisory Board	Mgmt	For	For
10		Elect Ulrich Hocker to the Supervisory Board	Mgmt	For	For
11		Approve Affiliation Agreement with T-Mobile International AG	Mgmt	For	For
12		Approve Affiliation Agreement with Subsidiary Plinius Telekommunikationsdienste GmbH	Mgmt	For	For
13		Approve Affiliation Agreement with Subsidiary Sallust Telekommunikationsdienste GmbH	Mgmt	For	For
14		Approve Affiliation Agreement with Subsidiary Tibull Telekommunikationsdienste GmbH	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,102,700	1,102,700
Total:	1,102,700	1,102,700

20 of 64

Ericsson (Telefonaktiebolaget L M Ericsson)		Shares Voted	0	Security	SE0000108656
Meeting Date	4/11/2007	Shares	1,091,500	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Elect Chairman of Meeting	Mgmt	For
2		Prepare and Approve List of Shareholders	Mgmt	For
3		Approve Agenda of Meeting	Mgmt	For
4		Acknowledge Proper Convening of Meeting	Mgmt	For
5		Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	Mgmt	For
6		Receive Financial Statements and Statutory Reports
7		Receive Board and Committee Reports
8		Receive President's Report; Allow Questions
9a		Approve Financial Statements and Statutory Reports	Mgmt	For
9b		Approve Discharge of Board and President	Mgmt	For
9c		Approve Allocation of Income and Dividends of SEK 0.50 Per Share	Mgmt	For
10a		Determine Number of Members (10) and Deputy Members (0) of Board	Mgmt	For
10b		Approve Remuneration of Directors in the Amount of SEK 3.8 Million for Chairman and SEK 750,000 for Other Directors; Approve Remuneration of Committee Members	Mgmt	For
10c
Reelect Michael Treschow (Chairman), Sverker Martin-Loef, Marcus Wallenberg, Peter Bonfield, Boerje Ekholm, Katherine Hudson, Ulf Johansson, Nancy McKinstry, Anders Nyren, and Carl-Henric Svanberg as Directors
			Mgmt	For
10d		Authorize Chairman of Board and Representatives of Four of Company's Largest Shareholders to Serve on Nominating Committee	Mgmt	For
10e		Approve Omission of Remuneration of Nominating Committee Members	Mgmt	For
10f		Approve Remuneration of Auditors	Mgmt	For
10g		Ratify PricewaterhouseCoopers as Auditors	Mgmt	For
11		Approve Remuneration Policy And Other Terms of Employment For Executive Management	Mgmt	For
12a		Approve Implementation of 2007 Long-Term Incentive Plan	Mgmt	For
12b		Authorize Reissuance of 42.3 Million Repurchased Class B Shares for 2007 Long-Term Incentive Plan	Mgmt	For
13		Authorize Reissuance of 67.6 Million Repurchased Class B Shares in Connection with 2001 Global Stock Incentive Program, 2003 Stock Purchase Plan, and 2004, 2005, and 2006 Long-Term Incentive Plans	Mgmt	For
14		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,091,500	0
Total:	1,091,500	0

21 of 64

Ericsson (Telefonaktiebolaget L M Ericsson)		Shares Voted	1,091,500	Security	SE0000108656
Meeting Date	6/28/2007	Shares	1,091,500	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Elect Chairman of Meeting	Mgmt	For	For
2		Prepare and Approve List of Shareholders	Mgmt	For	For
3		Approve Agenda of Meeting	Mgmt	For	For
4		Acknowledge Proper Convening of Meeting	Mgmt	For	For
5		Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	Mgmt	For	For
6.1.a		Approve Share Matching Plan for All Employees ('Stock Purchase Plan')	Mgmt	For	For
6.1.b		Authorize Reissuance of 17.4 Million Repurchased Class B Shares for 2007 All Employee Share Matching Plan	Mgmt	For	For
6.1.c		Approve Reissuance of 3.4 Million B Shares to Cover Social Costs in Relation to All Employee Share Matching Plan	Mgmt	For	For
6.1.d		Approve Swap Agreement with Third Party as Alternative to Item 6.1.B	Mgmt	For	Against
6.2.a		Approve Share Matching Plan for Key Contributors ('Key Contributor Retention Plan')	Mgmt	For	For
6.2.b		Authorize Reissuance of 11.8 Million Repurchased Class B Shares for 2007 Key Contributor Share Matching Plan	Mgmt	For	For
6.2.c		Approve Reissuance of 2.4 Million B Shares to Cover Social Costs in Relation to Key Contributor Share Matching Plan	Mgmt	For	For
6.2.d		Approve Swap Agreement with Third Party as Alternative to Item 6.2.B	Mgmt	For	Against
6.3.a		Approve Share Matching Plan for Executive Directors ('Executive Performance Stock Plan')	Mgmt	For	For
6.3.b		Authorize Reissuance of 5.9 Million Repurchased Class B Shares for 2007 Executive Director Share Matching Plan	Mgmt	For	For
6.3.c		Approve Reissuance of 1.5 Million B Shares to Cover Social Costs in Relation to Key Contributor Share Matching Plan	Mgmt	For	For
6.3.d		Approve Swap Agreement with Third Party as Alternative to Item 6.3.B	Mgmt	For	Against
7		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,091,500	1,091,500
Total:	1,091,500	1,091,500

22 of 64

France Telecom SA		Shares Voted	4,000	Security	FR0000133308
Meeting Date	5/21/2007	Shares	4,000	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Ordinary Business
1		Approve Financial Statements and Discharge Directors	Mgmt	For	For
2		Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For
3		Approve Allocation of Income and Dividends of EUR 1.20 per Share	Mgmt	For	For
4		Approve Special Auditors' Report Regarding Related-Party Transactions	Mgmt	For	Against
5		Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	Against
6		Elect Claudie Haignere as Director	Mgmt	For	Against
Special Business
7		Amend Article 21 of Association Re: Record Date	Mgmt	For	For
8		Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion	Mgmt	For	For
9		Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion	Mgmt	For	For
10		Authorize Board to Set Issue Price for 10 Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights	Mgmt	For	Against
11		Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Above	Mgmt	For	For
12		Authorize Capital Increase of Up to EUR 4 Billion for Future Exchange Offers	Mgmt	For	Against
13		Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions	Mgmt	For	For
14		Authorize Issuance of Equity upon Conversion of a Subsidiary's Equity-Linked Securities Up to 4 Billion	Mgmt	For	Against
15		Authorize Capital Increase of up to EUR 200 Million to Participants of Orange SA Stock Option Plan in Connection with France Telecom Liquidity Agreement	Mgmt	For	For
16		Approve Restricted Stock Plan for Orange SA Option Holders	Mgmt	For	Against
17		Set Global Limit for Capital Increase to Result from All Issuance Requests at EUR 8 Billion	Mgmt	For	For
18		Approve Issuance of Securities Convertible into Debt	Mgmt	For	For
19		Authorize Capitalization of Reserves of Up to EUR 2 Billion for Bonus Issue or Increase in Par Value	Mgmt	For	For
20		Approve Stock Option Plans Grants	Mgmt	For	For
21		Approve Employee Savings-Related Share Purchase Plan	Mgmt	For	Against
22		Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For
23		Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	4,000	4,000
Total:	4,000	4,000

23 of 64

FUJIFILM Holdings Corp. (formerly Fuji Photo Film Co.)		Shares Voted	243,800	Security	JP3814000000
Meeting Date	6/28/2007	Shares	243,800	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 12.5	Mgmt	For	For
2		Amend Articles to: Increase Authorized Capital	Mgmt	For	Against
3.1		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.3		Elect Director	Mgmt	For	Against
3.4		Elect Director	Mgmt	For	Against
3.5		Elect Director	Mgmt	For	Against
3.6		Elect Director	Mgmt	For	Against
3.7		Elect Director	Mgmt	For	For
3.8		Elect Director	Mgmt	For	Against
3.9		Elect Director	Mgmt	For	Against
4		Appoint Internal Statutory Auditor	Mgmt	For	For
5		Approve Retirement Bonuses for Directors	Mgmt	For	For
6		Approve Retirement Bonus for Statutory Auditor	Mgmt	For	Against
7		Approve Payment of Annual Bonuses to Directors and Statutory Auditors	Mgmt	For	Against
8		Approve Adjustment to Aggregate Compensation Ceilings for Directors and Statutory Auditors	Mgmt	For	For
9		Approve Stock Option Plan and Deep Discount Stock Option Plan for Directors	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	243,800	243,800
Total:	243,800	243,800

24 of 64

GlaxoSmithKline Plc		Shares Voted	461,807	Security	GB0009252882
Meeting Date	5/23/2007	Shares	461,807	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Elect Daniel Podolsky as Director	Mgmt	For	For
4		Elect Stephanie Burns as Director	Mgmt	For	For
5		Re-elect Julian Heslop as Director	Mgmt	For	For
6		Re-elect Sir Deryck Maughan as Director	Mgmt	For	For
7		Re-elect Ronaldo Schmitz as Director	Mgmt	For	For
8		Re-elect Sir Robert Wilson as Director	Mgmt	For	For
9		Reappoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
10		Authorise the Audit Committee to Fix Remuneration of Auditors	Mgmt	For	For
11		Authorise the Company to Make EU Political Organisations Donations up to GBP 50,000 and to Incur EU Political Expenditures up to GBP 50,000	Mgmt	For	For
12		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 479,400,814	Mgmt	For	For
13		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 71,910,122	Mgmt	For	For
14		Authorise 575,280,977 Ordinary Shares for Market Purchase	Mgmt	For	For
15		Amend Articles of Association Re: Electronic Communication	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	461,807	461,807
Total:	461,807	461,807

25 of 64

Hitachi Ltd.		Shares Voted	1,522,000	Security	JP3788600009
Meeting Date	6/26/2007	Shares	1,522,000	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1.1		Elect Director Etsuhiko Shoyama	Mgmt	For	Against
1.2		Elect Director Kazuo Furukawa	Mgmt	For	Against
1.3		Elect Director Yoshiki Yagi	Mgmt	For	Against
1.4		Elect Director Tadamichi Sakiyama	Mgmt	For	Against
1.5		Elect Director Toyoaki Nakamura	Mgmt	For	Against
1.6		Elect Director Yoshie Ohta	Mgmt	For	For
1.7		Elect Director Mitsuo Ohhashi	Mgmt	For	For
1.8		Elect Director Akihiko Nomiyama	Mgmt	For	Against
1.9		Elect Director Kenji Miyahara	Mgmt	For	For
1.1		Elect Director Tooru Motobayashi	Mgmt	For	Against
1.11		Elect Director Takeo Ueno	Mgmt	For	Against
1.12		Elect Director Isao Uchigasaki	Mgmt	For	Against
1.13		Elect Director Michihiro Honda	Mgmt	For	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,522,000	1,522,000
Total:	1,522,000	1,522,000

26 of 64

HSBC Holdings Plc		Shares Voted	461,373	Security	GB0005405286
Meeting Date	5/25/2007	Shares	461,373	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3(a)		Re-elect Lord Butler as Director	Mgmt	For	For
3(b)		Re-elect Baroness Lydia Dunn as Director	Mgmt	For	For
3(c)		Re-elect Rona Fairhead as Director	Mgmt	For	For
3(d)		Re-elect William Fung as Director	Mgmt	For	For
3(e)		Re-elect Sir Brian Moffat as Director	Mgmt	For	For
3(f)		Elect Gwyn Morgan as Director	Mgmt	For	For
4		Reappoint KPMG Audit Plc as Auditors and Authorise the Board to Determine Their Remuneration	Mgmt	For	For
5
Auth. Issuance of Non-Cumulative Pref. Shares with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 100,000, USD 100,000 and EUR 100,000; and Auth. Issuance of Ord. Shares with Pre-emptive Rights up to Aggregate Nominal Amount of USD 1,158,660,000
			Mgmt	For	For
6		Subject to the Passing of Resolution 5, Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 289,665,000	Mgmt	For	For
7		Authorise 1,158,660,000 Ordinary Shares for Market Purchase	Mgmt	For	For
8		Approve Scrip Dividend Program	Mgmt	For	For

9		Authorise the Company to Make EU Political Organisations Donations and to Incur EU Political Expenditures up to GBP 250,000	Mgmt	For	For

10		Authorise HSBC Bank Plc to Make EU Political Organisations Donations and to Incur EU Political Expenditures up to GBP 50,000	Mgmt	For	For
11		Authorise the Company to Use Electronic Communications	Mgmt	For	For
12		Amend Articles of Association Re: Use of Electronic Communications	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	461,373	461,373
Total:	461,373	461,373

27 of 64

Hypo Real Estate Holding AG		Shares Voted	28,900	Security	DE0008027707
Meeting Date	5/23/2007	Shares	28,900	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Receive Financial Statements and Statutory Reports for Fiscal 2006
2		Approve Allocation of Income and Dividends of EUR 1.50 per Share	Mgmt	For	For
3		Approve Discharge of Management Board for Fiscal 2006	Mgmt	For	For
4		Approve Discharge of Supervisory Board for Fiscal 2006	Mgmt	For	For
5a		Elect Frank Heintzeler to the Supervisory Board	Mgmt	For	For
5b		Elect Thomas Quinn to the Supervisory Board	Mgmt	For	For
6		Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	Mgmt	For	For
7		Ratify KPMG Deutsche Treuhand-Gesellschaft AG as Auditors for Fiscal 2007	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	28,900	28,900
Total:	28,900	28,900

28 of 64

Infineon Technologies AG		Shares Voted	509,300	Security	DE0006231004
Meeting Date	2/15/2007	Shares	509,300	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Receive Financial Statements and Statutory Reports for Fiscal 2005/2006
2a		Approve Discharge of Management Board for Fiscal 2005/2006	Mgmt	For	For
2b		Withhold Discharge of Former Management Board Member Andreas von Zitzewitz	Mgmt	For	For
3		Approve Discharge of Supervisory Board for Fiscal 2005/2006	Mgmt	For	For
4		Ratify KPMG Deutsche Treuhand-Gesellschaft as Auditors for Fiscal 2006/2007	Mgmt	For	For
5		Approve Creation of EUR 224 Million Pool of Capital without Preemptive Rights	Mgmt	For	For
6
Approve Issuance of Convertible Bonds and/or Bonds with Warrants Attached without Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion; Approve Creation of EUR 248 Million Pool of Capital to Guarantee Conversion Rights
			Mgmt	For	For
7		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
8		Amend Articles Re: Location of Company Headquarters	Mgmt	For	For
9		Amend Articles Re: Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	509,300	509,300
Total:	509,300	509,300

29 of 64

Intesa Sanpaolo SPA (Formerly Banca Intesa SPA)		Shares Voted	29,780	Security	IT0000072618
Meeting Date	4/30/2007	Shares	29,780	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Annual Meeting Agenda
Ordinary Business
1		Approve Allocation of Income and Dividend Distribution	Mgmt	For	For
2		Authorize Share Repurchase Program and Reissuance of Repurchased Shares Pursuant to Share Option Scheme in Favor of Company Employees	Mgmt	For	For
3		Elect Supervisory Board Members	Mgmt	For	For
4		Approve Director Indemnification/Liability Provisions	Mgmt	For	For
5		Remuneration of External Auditing Company Reconta Ernst & Young	Mgmt	For	For
Special Business
1		Amend Articles 7, 17, 18, 20, 22, 23, 25, and 30 of the Bylaws in Compliance with the Italian Law n. 262/2005 and the Legislative Decree n. 303/2006	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	29,780	29,780
Total:	29,780	29,780

30 of 64

Invensys Plc		Shares Voted	5,430,119	Security	GB0008070418
Meeting Date	8/3/2006	Shares	5,430,119	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3a		Re-elect Martin Jay as Director	Mgmt	For	For
3b		Re-elect Jean-Claude Guez as Director	Mgmt	For	For
3c		Elect Stephen Hare as Director	Mgmt	For	For
3d		Elect Michael Parker as Director	Mgmt	For	For
4		Reappoint Ernst & Young LLP as Auditors of the Company	Mgmt	For	For
5		Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For
6		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 26,275,260	Mgmt	For	For
7		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 3,981,100	Mgmt	For	For
8		Amend Invensys Savings Related Share Option Scheme	Mgmt	For	For
9		Amend Invensys Overseas Savings Related Share Option Scheme	Mgmt	For	For
10
Approve Share Consolidation of Every 1 Unissued Ordinary Share of 1 Pence Each into 10 New Ordinary Shares of 10 Pence Each; Approve Share Consolidation for Every 10 Ordinary Shares of 1 Pence Each into 1 New Ordinary Share of 10 Pence Each
			Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	5,430,119	5,430,119
Total:	5,430,119	5,430,119

31 of 64

ITV PLC		Shares Voted	4,282,500	Security	GB0033986497
Meeting Date	5/17/2007	Shares	4,282,500	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 1.8 Pence Per Ordinary Share	Mgmt	For	For
4		Elect Michael Grade as Director	Mgmt	For	For
5		Re-elect Sir Brian Pitman as Director	Mgmt	For	For
6		Re-elect Sir George Russell as Director	Mgmt	For	For
7		Reappoint KPMG Audit Plc as Auditors of the Company	Mgmt	For	For
8		Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For
9		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 129,000,000	Mgmt	For	For
10		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 19,400,000	Mgmt	For	For
11		Approve EU Political Organisation Donations and to Incur EU Political Expenditures up to GBP 150,000	Mgmt	For	For
12		Authorise 388,900,000 Ordinary Shares for Market Purchase	Mgmt	For	For
13
Approve Cancellation of All the Authorised but Unissued Non-voting Deferred Shares of 10 Pence Each and the Authorised but Unissued Redeemable Preference Shares of GBP 1 Each from Share Premium Account; Amend Articles of Association
			Mgmt	For	For
14		Adopt New Articles of Association	Mgmt	For	For
15		Approve the Turnaround Plan	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	4,282,500	4,282,500
Total:	4,282,500	4,282,500

32 of 64

J Sainsbury Plc		Shares Voted	741,287	Security	GB00B019KW72
Meeting Date	7/12/2006	Shares	741,287	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 5.85 Pence Per Ordinary Share	Mgmt	For	For
4		Elect Darren Shapland as Director	Mgmt	For	For
5		Elect John McAdam as Director	Mgmt	For	For
6		Elect Anna Ford as Director	Mgmt	For	For
7		Reappoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
8		Authorise the Audit Committee to Fix Remuneration of Auditors	Mgmt	For	For
9		Approve J Sainsbury Plc Long-Term Incentive Plan 2006	Mgmt	For	For
10		Approve J Sainsbury Plc Deferred Annual Bonus Plan 2006	Mgmt	For	For
11		Authorise the Company to Make EU Political Organisation Donations up to GBP 50,000 and to Incur EU Political Expenditure up to GBP 50,000	Mgmt	For	For
12		Authorise Sainsbury's Supermarkets Ltd to Make EU Political Organisation Donations up to GBP 25,000 and to Incur EU Political Expenditure up to GBP 25,000	Mgmt	For	For
13		Authorise Sainsbury's Bank Plc to Make EU Political Organisation Donations up to GBP 25,000 and to Incur EU Political Expenditure up to GBP 25,000	Mgmt	For	For
14		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 163,000,000	Mgmt	For	For
15		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 24,452,000	Mgmt	For	For
16		Authorise 171,167,000 Ordinary Shares for Market Purchase	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	741,287	741,287
Total:	741,287	741,287

33 of 64

Jardine Matheson Holdings Ltd.		Shares Voted	143,105	Security	BMG507361001
Meeting Date	5/10/2007	Shares	143,105	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For
2		Reelect Jenkin Hui as Director	Mgmt	For	Against
3		Reelect Adam Keswick as Director	Mgmt	For	Against
4		Reelect Ben Keswick as Director	Mgmt	For	Against
5		Reelect Lord Leach of Fairford as Director	Mgmt	For	Against
6		Reelect James Riley as Director	Mgmt	For	Against
7		Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
8
Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 51.3 Million and without Pre-emptive Rights up to Aggregate Nominal Amount of USD 7.7 Million
			Mgmt	For	For
9		Authorize Share Repurchase Program	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	143,105	143,105
Total:	143,105	143,105

34 of 64

LG Electronics Inc.		Shares Voted	85,500	Security	KR7066570003
Meeting Date	3/23/2007	Shares	85,500	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Approve Appropriation of Income and Dividend of KRW 750 Per Common Share		Mgmt	For	For
2	Elect Directors		Mgmt	For	For
3	Elect Members of Audit Committee		Mgmt	For	For
4	Approve Remuneration of Executive Directors and Independent Non-Executive Directors		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	85,500	85,500
Total:	85,500	85,500

35 of 64

Marks & Spencer Group PLC (formerly Marks & Spencer Plc)		Shares Voted	858,138	Security	GB0031274896
Meeting Date	7/11/2006	Shares	858,138	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 9.5 Pence Per Ordinary Share	Mgmt	For	For
4		Elect Jeremy Darroch as Director	Mgmt	For	For
5		Elect David Michels as Director	Mgmt	For	For
6		Elect Louise Patten as Director	Mgmt	For	For
7		Elect Steven Sharp as Director	Mgmt	For	For
8		Re-elect Stuart Rose as Director	Mgmt	For	For
9		Reappoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
10		Authorise the Audit Committee to Fix Remuneration of Auditors	Mgmt	For	For
11		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 140,266,912	Mgmt	For	For
12		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 21,040,036	Mgmt	For	For
13		Authorise 168,000,000 Ordinary Shares for Market Purchase	Mgmt	For	For
14		Authorise the Company to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
15		Authorise Marks and Spencer Plc to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
16		Authorise Marks and Spencer Outlet Limited to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
17		Authorise Marks and Spencer Shared Services Limited to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
18		Authorise Marks and Spencer Simply Foods Limited to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
19		Authorise Marks and Spencer (Ireland) Limited to Make Donations to EU Political Organisations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Mgmt	For	For
20		Approve Reduction in Authorised Capital by GBP 2,240,000,000	Mgmt	For	For
21		Adopt New Articles of Association	Mgmt	For	For
22		Amend Marks and Spencer Group Performance Share Plan 2005	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	858,138	858,138
Total:	858,138	858,138

36 of 64

MILLEA HOLDINGS INC.		Shares Voted	191,700	Security	JP3910660004
Meeting Date	6/25/2007	Shares	191,700	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, Including the Following Dividends: Interim JY 15, Final JY 21, Special JY 0	Mgmt	For	For
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	For
2.6		Elect Director	Mgmt	For	Against
2.7		Elect Director	Mgmt	For	Against
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	Against
2.11		Elect Director	Mgmt	For	Against
2.12		Elect Director	Mgmt	For	Against
3.1		Appoint Internal Statutory Auditor	Mgmt	For	Against
3.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
4		Appoint External Audit Firm	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	191,700	191,700
Total:	191,700	191,700

37 of 64

Mitsubishi UFJ Financial Group		Shares Voted	887	Security	JP3902900004
Meeting Date	6/28/2007	Shares	887	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend (Ordinary Shares) of JY 6000	Mgmt	For	For
2		Amend Articles to: Increase Authorized Capital to Reflect Stock Split - Delete References to Two Classes of Preferred Shares to Reflect Cancellation - Limit Rights of Odd-lot Holders	Mgmt	For	For
3.1		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.3		Elect Director	Mgmt	For	Against
3.4		Elect Director	Mgmt	For	Against
3.5		Elect Director	Mgmt	For	Against
3.6		Elect Director	Mgmt	For	Against
3.7		Elect Director	Mgmt	For	Against
3.8		Elect Director	Mgmt	For	Against
3.9		Elect Director	Mgmt	For	Against
3.1		Elect Director	Mgmt	For	Against
3.11		Elect Director	Mgmt	For	Against
3.12		Elect Director	Mgmt	For	Against
3.13		Elect Director	Mgmt	For	For
3.14		Elect Director	Mgmt	For	For
3.15		Elect Director	Mgmt	For	For
4		Appoint Internal Statutory Auditor	Mgmt	For	Against
5		Approve Retirement Bonuses for Directors and Statutory Auditor and Special Payments to Continuing Directors and Statutory Auditors in Connection with Abolition of Retirement Bonus System	Mgmt	For	Against
6		Approve Adjustment to Aggregate Compensation Ceilings and Deep Discount Stock Option Plan for Directors and Statutory Auditors	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	887	887
Total:	887	887

38 of 64

Mitsui Sumitomo Insurance Co. Ltd		Shares Voted	816,000	Security	JP3888200007
Meeting Date	6/27/2007	Shares	816,000	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 8	Mgmt	For	For
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	Against
2.6		Elect Director	Mgmt	For	Against
2.7		Elect Director	Mgmt	For	Against
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	For
2.11		Elect Director	Mgmt	For	For
2.12		Elect Director	Mgmt	For	For
2.13		Elect Director	Mgmt	For	For
3		Appoint Internal Statutory Auditor	Mgmt	For	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	816,000	816,000
Total:	816,000	816,000

39 of 64

Nestle SA		Shares Voted	40,200	Security	CH0012056047
Meeting Date	4/19/2007	Shares	40,200	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Share Re-registration Consent		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	40,200	40,200
Total:	40,200	40,200

40 of 64

Nestle SA		Shares Voted	0	Security	CH0012056047
Meeting Date	4/19/2007	Shares	40,200	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	TNA
2		Approve Discharge of Board and Senior Management	Mgmt	For	TNA
3		Approve Allocation of Income and Dividends of CHF 10.40 per Share	Mgmt	For	TNA
4		Approve CHF 7.7 Million Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	TNA
5.1		Reelect Peter Brabeck-Letmathe as Director	Mgmt	For	TNA
5.2		Reelect Edward George as Director	Mgmt	For	TNA

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	40,200	0
Total:	40,200	0

41 of 64

Nippon Telegraph & Telephone Corp.		Shares Voted	1,882	Security	JP3735400008
Meeting Date	6/28/2007	Shares	1,882	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, Including the Following Dividends: Interim JY 4000, Final JY 4000, Special JY 0	Mgmt	For	For
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	For
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	For
3.1		Appoint Internal Statutory Auditor	Mgmt	For	For
3.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
3.3		Appoint Internal Statutory Auditor	Mgmt	For	For
3.4		Appoint Internal Statutory Auditor	Mgmt	For	Against
3.5		Appoint Internal Statutory Auditor	Mgmt	For	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	1,882	1,882
Total:	1,882	1,882

42 of 64

Ono Pharmaceutical Co. Ltd.		Shares Voted	94,000	Security	JP3197600004
Meeting Date	6/28/2007	Shares	94,000	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Management Proposals
1		Approve Allocation of Income, Including the Following Dividends: Interim JY 40, Final JY 60, Special JY 0	Mgmt	For	For
2		Elect Director	Mgmt	For	Against
3.1		Appoint Internal Statutory Auditor	Mgmt	For	Against
3.2		Appoint Internal Statutory Auditor	Mgmt	For	For
4		Approve Adjustment to Aggregate Compensation Ceilings for Directors and Statutory Auditors	Mgmt	For	For
5		Approve Special Payments to Continuing Directors and Statutory Auditors in Connection with Abolition of Retirement Bonus System	Mgmt	For	Against
6		Approve Payment of Annual Bonuses to Directors and Statutory Auditors	Mgmt	For	Against
Shareholder Proposal
7		Approve Payment of Additional Dividend	ShrHoldr	Against	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	94,000	94,000
Total:	94,000	94,000

43 of 64

Portugal Telecom, SGPS, S.A.		Shares Voted	507,708	Security	PTPTC0AM0009
Meeting Date	3/2/2007	Shares	507,708	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Proposal Persented by Shareholder Banco Espirito Santo and Caixa Geral de Depositos in Accordance with Degree Law 76/A of 3-29-06
1	Elect Daniel Proenca de Carvalho and Francisco Manuel Leal Barona as Vice-Chairman and Secretary of the General Meeting, Respcetively		ShrHoldr		For
Management Proposals
2	Ratify Appointment of Nuno Rocha dos Santos de Almeida e Vanconcellos as Board Member to Complete 2006-2008 Term		Mgmt	For	For
3
Remove Subparagraph 1-A of Article 12 and Paragraphs 7, 8, 9, 11, 12, and 15 of Article 13; Amend Subparagraphs 1-B and 1-D of Article 12, and Paragraphs 2, 3 and 14-B of Article 13; This Item is Subject to the Successful Completion of the Tender Offer
			Mgmt		Abstain
4
Resolve on the Authorization, under Paragraph 1 of Article 9, for Sonaecom SGPS SA and/or Sonaecom BV to Hold Shares Representing More than 10 Percent of the Capital; This Authorization is Subject to the Successful Completion of the Tender Offer
			Mgmt		Abstain

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	507,708	507,708
Total:	507,708	507,708

44 of 64

Portugal Telecom, SGPS, S.A.		Shares Voted	686,408	Security	PTPTC0AM0009
Meeting Date	4/27/2007	Shares	686,408	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2006	Mgmt	For	For
2		Accept Consolidated Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2006	Mgmt	For	For
3		Approve Allocation of Income	Mgmt	For	For
4		Approve Discharge of Management and Supervisory Board	Mgmt	For	For
5
Approve Free Distribution PT Multimedia Shares Held by Company in Which Shareholders will Receive PT Multimedia Shares Equivalent to the Number of Shares of Company's Capital Multiplied by 0.16 or 4 PT Multimedia Shares for 25 Shares of the Company
			Mgmt	For	For
6		Authorize Share Repurchase Program and Cancellation of Repurchased Shares	Mgmt	For	For
7		Approve Reduction in Capital by up to EUR 65.2 Million via Cancellation of 186.3 Million Shares; Amend Article 4 of Byalws	Mgmt	For	For
8		Approve Increase in Capital to EUR 474.1 Million via Incorporation of EUR 79.1 Million from Legal Reserves and Increase in Par Value by EUR 0.07; Amend Article 4 of Bylaws	Mgmt	For	For
9		Approve EUR 33.9 Reduction in Capital via Reduction in Par Value to EUR 0.03 per Share; Amend Article 4 of Bylaws	Mgmt	For	For
10		Approve Issuance of Convertible Debentures in According to Article 8 of Bylaws	Mgmt	For	For
11		Approve Elimination of Preemptive Rights Pursuant to the Possible Convertible Debenture Issuance	Mgmt	For	For
12		Authorize Issuance of Bonds/Debentures; Set Aggregate Amount	Mgmt	For	For
13		Approve Bond Repurchase and Reissuance	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	686,408	686,408
Total:	686,408	686,408

45 of 64

Portugal Telecom, SGPS, S.A.		Shares Voted	686,408	Security	PTPTC0AM0009
Meeting Date	6/22/2007	Shares	686,408	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Amend Articles		Mgmt	For	For
2	Elect New Directors		ShrHoldr		For
3	Elect Members of Audit Committee for the 2006-2008 Term		Mgmt	For	For

4	Appoint Internal Statutory Auditors for the 2006-2008 Term		Mgmt	For	For

5	Approve Increase in Authorized Capital and Amend Article 4 Accordingly		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	686,408	686,408
Total:	686,408	686,408

46 of 64

Rohm Co. Ltd.		Shares Voted	78,900	Security	JP3982800009
Meeting Date	6/28/2007	Shares	78,900	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 55	Mgmt	For	For
2.1		Elect Director	Mgmt	For	For
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	Against
2.6		Elect Director	Mgmt	For	Against
2.7		Elect Director	Mgmt	For	Against
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
3		Appoint Internal Statutory Auditor	Mgmt	For	For
4		Approve Retirement Bonus for Director	Mgmt	For	For
5		Approve Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System	Mgmt	For	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	78,900	78,900
Total:	78,900	78,900

47 of 64

Samsung Electronics Co. Ltd.		Shares Voted	10,900	Security	KR7005930003
Meeting Date	2/28/2007	Shares	10,900	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Approve Appropriation of Income and Final Dividend of KRW 5000 Per Common Share		Mgmt	For	For
2.1	Elect Independent Non-Executive Directors		Mgmt	For	For
2.2	Elect Executive Director		Mgmt	For	For
2.3	Elect Member of Audit Committee		Mgmt	For	For
3	Approve Remuneration of Executive Directors and Independent Non-Executive Directors		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	10,900	10,900
Total:	10,900	10,900

48 of 64

Sanofi-Aventis (formerly Sanofi-Synthelabo)		Shares Voted	13,627	Security	FR0000120578
Meeting Date	5/31/2007	Shares	13,627	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Ordinary Business
1		Approve Financial Statements and Statutory Reports	Mgmt	For	For
2		Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For
3		Approve Allocation of Income and Dividends of EUR 1.75 per Share	Mgmt	For	For
4		Approve Special Auditors' Report Regarding Related-Party Transactions	Mgmt	For	Against
5		Reelect Gerard Van Kemmel as Director	Mgmt	For	For
6		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	Against
Special Business
7		Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 1.4 Billion	Mgmt	For	For
8		Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 800 Million	Mgmt	For	Against
9		Authorize Capitalization of Reserves of Up to EUR 500 Million for Bonus Issue or Increase in Par Value	Mgmt	For	For
10		Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions	Mgmt	For	For
11		Amend Employee Savings-Related Share Purchase Plan	Mgmt	For	For
12		Approve Stock Option Plans Grants	Mgmt	For	For
13		Authorize up to 1 Percent of Issued Capital for Use in Restricted Stock Plan	Mgmt	For	Against
14		Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For
15		Allow Board to Use Authorizations and Delegations Granted in Items 6 to 14 Above in the Event of a Public Tender Offer	Mgmt	For	Against
16		Amend Articles of Association Re: Attend and Vote to the General Meetings through Videoconference and Telecommunication	Mgmt	For	For
17		Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	13,627	13,627
Total:	13,627	13,627

49 of 64

Sony Corp.		Shares Voted	181,200	Security	JP3435000009
Meeting Date	6/21/2007	Shares	181,200	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Management Proposals
1.1		Elect Director Howard Stringer	Mgmt	For	For
1.2		Elect Director Ryoji Chubachi	Mgmt	For	For
1.3		Elect Director Katsumi Ihara	Mgmt	For	For
1.4		Elect Director Akishige Okada	Mgmt	For	For
1.5		Elect Director Hirobumi Kawano	Mgmt	For	For
1.6		Elect Director Yotaro Kobayashi	Mgmt	For	For
1.7		Elect Director Sakie Tachibana Fukushima	Mgmt	For	For
1.8		Elect Director Yoshihiko Miyauchi	Mgmt	For	For
1.9		Elect Director Yoshiaki Yamauchi	Mgmt	For	For
1.1		Elect Director Peter Bonfield	Mgmt	For	For
1.11		Elect Director Fueo Sumita	Mgmt	For	For
1.12		Elect Director Fujio Cho	Mgmt	For	For
1.13		Elect Director Ned Lautenbach	Mgmt	For	For
1.14		Elect Director Ryuji Yasuda	Mgmt	For	For
2		Appoint External Audit Firm	Mgmt	For	For
3		Approve Executive Stock Option Plan	Mgmt	For	For
Shareholder Proposal
4		Amend Articles to Require Disclosure of Individual Director Compensation Levels	ShrHoldr	Against	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	181,200	181,200
Total:	181,200	181,200

50 of 64

STMicroelectronics N.V.		Shares Voted	0	Security	NL0000226223
Meeting Date	4/26/2007	Shares	543,900	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2		Receive Report of Management Board
3		Receive Report of Supervisory Board
4.a		Approve Financial Statements and Statutory Reports	Mgmt	For
4.b		Approve Allocation of Income and Dividends of EUR 0.22 per Share	Mgmt	For
4.c		Approve Discharge of Management Board	Mgmt	For
4.d		Approve Discharge of Supervisory Board	Mgmt	For
5.a		Elect Alessandro Ovi to Supervisory Board	Mgmt	For
5.b		Elect Ray Bingham to Supervisory Board	Mgmt	For
6		Approve Amendment to the Stock Based Compensation Plan of the Supervisory Board	Mgmt	For
7		Approve the Stock Based Compensation Portion of the President and CEO	Mgmt	For
8		Grant Board Authority to Issue Shares and Restricting/Excluding Preemptive Rights	Mgmt	For
9		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For
10		Amend Articles	Mgmt	For
11		Allow Questions
12		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	543,900	0
Total:	543,900	0

51 of 64

Swisscom AG		Shares Voted	16,540	Security	CH0008742519
Meeting Date	4/24/2007	Shares	16,540	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1	Share Re-registration Consent		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	16,540	16,540
Total:	16,540	16,540

52 of 64

Swisscom AG		Shares Voted	16,540	Security	CH0008742519
Meeting Date	4/24/2007	Shares	16,540	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Allocation of Income and Dividends of CHF 17 per Share	Mgmt	For	For
3		Approve Discharge of Board and Senior Management	Mgmt	For	For
4		Amend Articles Re: Increase Board Term	Mgmt	For	For
5.1		Reelect Fides Baldesberger as Director	Mgmt	For	For
5.2		Reelect Michel Gobet as Director	Mgmt	For	For
5.3		Reelect Torsten Kreindl as Director	Mgmt	For	For
5.4		Reelect Richard Roy as Director	Mgmt	For	For

5.5		Reelect Othmar Vock as Director	Mgmt	For	For
6		Ratify KPMG Klynveld Peat Marwick Goerdeler SA as Auditors	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	16,540	16,540
Total:	16,540	16,540

53 of 64

Taisho Pharmaceutical Co. Ltd.		Shares Voted	209,000	Security	JP3442800003
Meeting Date	6/28/2007	Shares	209,000	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 27	Mgmt	For	For
2		Amend Articles to: Limit Directors' Legal Liability - Authorize Public Announcements in Electronic Format - Limit Liability of Statutory Auditors	Mgmt	For	For
3.1		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.3		Elect Director	Mgmt	For	Against
4.1		Appoint Internal Statutory Auditor	Mgmt	For	Against
4.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
4.3		Appoint Internal Statutory Auditor	Mgmt	For	For
4.4		Appoint Internal Statutory Auditor	Mgmt	For	For
5		Approve Appointment of External Audit Firm	Mgmt	For	For
6		Approve Payment of Annual Bonuses to Directors and Statutory Auditors	Mgmt	For	Against
7		Approve Retirement Bonuses for Director and Statutory Auditor	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	209,000	209,000
Total:	209,000	209,000

54 of 64

Takeda Pharmaceutical Co. Ltd.		Shares Voted	121,100	Security	JP3463000004
Meeting Date	6/28/2007	Shares	121,100	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 68	Mgmt	For	For
2		Amend Articles to: Limit Directors' Legal Liability - Limit Liability of Statutory Auditors - Reduce Directors' Term in Office	Mgmt	For	For
3.1		Elect Director	Mgmt	For	Against
3.2		Elect Director	Mgmt	For	Against
3.3		Elect Director	Mgmt	For	Against
3.4		Elect Director	Mgmt	For	Against
4		Appoint Internal Statutory Auditor	Mgmt	For	Against
5		Approve Appointment of External Audit Firm	Mgmt	For	For
6		Approve Payment of Annual Bonuses to Directors and Statutory Auditors	Mgmt	For	Against
7		Approve Retirement Bonuses for Director and Statutory Auditor	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	121,100	121,100
Total:	121,100	121,100

55 of 64

TakeFuji Corp.		Shares Voted	140,290	Security	JP3463200000
Meeting Date	6/28/2007	Shares	140,290	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Allocation of Income, with a Final Dividend of JY 115	Mgmt	For	For
2.1		Elect Director	Mgmt	For	Against
2.2		Elect Director	Mgmt	For	Against
2.3		Elect Director	Mgmt	For	Against
2.4		Elect Director	Mgmt	For	Against
2.5		Elect Director	Mgmt	For	Against
2.6		Elect Director	Mgmt	For	Against
2.7		Elect Director	Mgmt	For	For
2.8		Elect Director	Mgmt	For	Against
2.9		Elect Director	Mgmt	For	Against
2.1		Elect Director	Mgmt	For	Against
3.1		Appoint Internal Statutory Auditor	Mgmt	For	For
3.2		Appoint Internal Statutory Auditor	Mgmt	For	Against
4		Appoint Alternate Internal Statutory Auditor	Mgmt	For	For
5		Approve Appointment of External Audit Firm	Mgmt	For	For
6		Approve Retirement Bonuses for Director and Statutory Auditor	Mgmt	For	Against
7		Approve Special Bonus for Family of Deceased Director	Mgmt	For	Against
8		Adopt Shareholder Rights Plan (Poison Pill)	Mgmt	For	Against

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	140,290	140,290
Total:	140,290	140,290

56 of 64

Telecom Italia Spa.( formerly Olivetti Spa )		Shares Voted	307,238	Security	IT0003497168
Meeting Date	4/16/2007	Shares	307,238	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Annual Meeting Agenda
Ordinary Business
1		Accept Financial Statements for the Fiscal Year 2006	Mgmt	For	For
2		Fix Number of Directors	Mgmt	For	For
3		Determine Directors' Term	Mgmt	For	For
4		Elect Directors	Mgmt	For	For
5		Approve Remuneration of Directors	Mgmt	For	For
6		Appoint One Internal Statutory Auditor	Mgmt	For	For
7		Authorize Share Repurchase Program and Reissuance of Repurchased Shares to Implement Share Incentive Plan; Revoke Previously Granted Authorization;	Mgmt	For	For
8		Extend Mandate of External Auditing Company Reconta Ernst & Young for the Three-Year Term 2007-2009	Mgmt	For	For
9		Amend Rules Governing General Meetings Approved by Shareholders at the Meeting Held on May 6, 2004	Mgmt	For	For
Special Business
1.a		Amend Articles 3 of Company Bylaws	Mgmt	For	For
1.b		Amend Articles 6 of Company Bylaws	Mgmt	For	For
1.c		Amend Articles 8 of Company Bylaws	Mgmt	For	For
1.d		Amend Articles 9 of Company Bylaws	Mgmt	For	For
1.e		Amend Articles 10 of Company Bylaws	Mgmt	For	For
1.f		Amend Articles 11 of Company Bylaws	Mgmt	For	For
1.g		Amend Articles 12 of Company Bylaws	Mgmt	For	For
1.h		Amend Articles 13 of Company Bylaws	Mgmt	For	For
1.i		Amend Articles 14 of Company Bylaws	Mgmt	For	For
1.j		Amend Articles 15 of Company Bylaws	Mgmt	For	For
1.k		Amend Articles 16 of Company Bylaws	Mgmt	For	For
1.l		Amend Articles 17 of Company Bylaws	Mgmt	For	For
1.m		Amend Articles 18 of Company Bylaws	Mgmt	For	For
1.n		Amend Articles 19 of Company Bylaws	Mgmt	For	For
1.o		Amend Articles 20 of Company Bylaws	Mgmt	For	For
1.p		Amend Articles 21 of Company Bylaws	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	307,238	307,238
Total:	307,238	307,238

57 of 64

Telecom Italia Spa.( formerly Olivetti Spa )		Shares Voted	110,080	Security	IT0003497176
Meeting Date	5/14/2007	Shares	110,080	Meeting Type	EGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
	Meeting for Holders of Saving Shares
1	Acknowledge Report by Saving Shareholders Representative i.e. Use of 'Saving Shareholders Interests Protection Fund'		Mgmt	For	For
2	Elect Board Representative for Holders of Saving Shares		Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	110,080	110,080
Total:	110,080	110,080

58 of 64

Telefonica S.A. (Formerly Telefonica De Espana, S.A.)		Shares Voted	564,783	Security	ES0178430E18
Meeting Date	5/9/2007	Shares	564,783	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Approve Individual and Consolidated Financial Statements, Allocation of Income, and Discharge of Directors	Mgmt	For	For
2.1		Elect Cesar Alierta Izuel to the Board	Mgmt	For	For
2.2		Elect Maximino Carpio Garcia to the Board	Mgmt	For	For
2.3		Elect Gonzalo Hinojosa Fernandez de Angulo to the Board	Mgmt	For	For
2.4		Elect Pablo Isla Alvarez de Tejera to the Board	Mgmt	For	For
2.5		Elect Enrique Used Aznar to the Board	Mgmt	For	For
2.6		Elect Gregorio Villalabeitia Galarraga to the Board	Mgmt	For	For
2.7		Elect Jose Maria Alarez-Pallete Lopez to the Board	Mgmt	For	For
3		Authorize Repurchase of Shares	Mgmt	For	For
4		Authorize Issuance of Convertible Bonds or Other Debt Instruments	Mgmt	For	For
5		Cancel Treasury Shares; Amend Articles to Reflect the Change in Share Capital	Mgmt	For	For
6.1		Amend Articles 14-16 and 18-20 of Bylaws Re: General Meetings	Mgmt	For	For
6.2		Amend Articles 17, 17 Bis and 20 Bis of Bylaws Re: Right of Attendance; Remote Voting	Mgmt	For	For
6.3		Amend Articles 24, 25, 27, 30 and 31 Bis Re: Board of Directors	Mgmt	For	For
7.1		Amend Article 5 of the General Meeting Guidelines Re: General Meeting Competencies	Mgmt	For	For
7.2		Amend Articles 7-10 of the General Meeting Guidelines Re: Calling of the General Meeting	Mgmt	For	For
7.3		Amend Articles 13, 15, 17 Bis and 20 Bis of the General Meeting Guidelines Re: Remote Voting	Mgmt	For	For
7.4		Amend Articles 21 and 24 of the General Meeting Guidelines Re: Voting on Agenda Items	Mgmt	For	For
8		Authorize Board to Ratify and Execute Approved Resolutions	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	564,783	564,783
Total:	564,783	564,783

59 of 64

Unicredito Italiano SpA (Form .Credito Italiano)		Shares Voted	0	Security	IT0000064854
Meeting Date	5/10/2007	Shares	706,800	Meeting Type	MIX

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
Annual Meeting Agenda
Ordinary Business
1		Extend Mandate of the External Auditing Company KPMG SpA	Mgmt	For
2		Accept Financial Statements, Consolidated Financial Statements, and Statutory Reports for the Fiscal Year 2007	Mgmt	For
3		Approve Allocation of Income	Mgmt	For
4		Fix Number of Directors on the Board	Mgmt	For
5		Appoint Internal Statutory Auditors and their Chairman	Mgmt	For
6		Approve Remuneration of Board Committees	Mgmt	For
7		Approve Remuneration of Internal Statutory Auditors	Mgmt	For
8		Approve Group Personnel Long-Term Incentive Plan 2007	Mgmt	For
Special Business
1
Authorize Board of Directors to Increase Capital up to EUR 525 Million with Preemptive Rights, Through the Issuance of up to 1.05 Billion Shares with Par Value EUR 0.50, within a Five-Year term; Amend Bylaws Accordingly
			Mgmt	For
2
Authorize Board of Directors to Increase Capital up to EUR 23.7 Million Through the Issuance of up to 47.35 Million Shares, without Preemptive Rights, to Be Reserved to Managers and Directors of the Group Unicredito; Amend Bylaws Accordingly
			Mgmt	For
3
Authorize Board of Directors to Increase Capital up to EUR 23.7 Million Through the Issuance of New Class of Shares to Be Reserved to Managers and Directors of the Group Unicredito; Amend Bylaws Accordingly
			Mgmt	For
4		Amend Article 6, 11, 12, 14, 17, 20, 21, 23, 27, 36 of the Bylaws; Introduce New Title XII and New Article 40	Mgmt	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	706,800	0
Total:	706,800	0

60 of 64

Unilever N.V.		Shares Voted	322,482	Security	NL0000009355
Meeting Date	5/15/2007	Shares	322,482	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Receive Report of Management Board
2		Approve Allocation of Income and Dividends	Mgmt	For	For
3		Discussion on Company's Corporate Governance Structure
4		Approve Discharge of Executive Directors	Mgmt	For	For
5		Approve Discharge of Non-Executive Directors	Mgmt	For	For
6.a		Elect P.J. Cescau as Executive Director	Mgmt	For	For
6.b		Elect C.J. van der Graaf as Executive Director	Mgmt	For	For
6.c		Elect R.D. Kugler as Executive Director	Mgmt	For	For
7.a		Elect Rt Han The Lord Brittan of Spennithorne as non-Executive Director	Mgmt	For	For
7.b		Elect W. dik as non-Executive Director	Mgmt	For	For
7.c		Elect C.E. Golden as non-Executive Director	Mgmt	For	For
7.d		Elect B.E. Grote as non-Executive Director	Mgmt	For	For
7.e		Elect Lord Simon of Highbury as non-Executive Director	Mgmt	For	For
7.f		Elect J.C. Spinetta as non-Executive Director	Mgmt	For	For
7.g		Elect K.J. Storm as non-Executive Director	Mgmt	For	For
7.h		Elect J. van der Veer as non-Executive Director	Mgmt	For	For
7.i		Elect G. Berger as non-Executive Director	Mgmt	For	For
7.j		Elect N. Murthy as non-Executive Director	Mgmt	For	For
7.k		Elect H. Nyasulu as non-Executive Director	Mgmt	For	For
7.l		Elect M. Treschow as non-Executive Director	Mgmt	For	For
8		Approve Long Term Incentive Plan	Mgmt	For	For
9		Approve Remuneration of Non-executive Directors	Mgmt	For	For
10		Amend Articles to Reflect Recommendations of Dutch Corporate Governance Code and Amendments to Book 2 of Dutch Civil Code on Two-tiered Company Regime	Mgmt	For	For
11		Ratify PricewaterhouseCoopers as Auditors	Mgmt	For	For
12		Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital Plus Additional 10 Percent in Case of Takeover/Merger and Restricting/Excluding Preemptive Rights	Mgmt	For	Against
13		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
14		Allow Questions

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	322,482	322,482
Total:	322,482	322,482

61 of 64

Unilever Plc		Shares Voted	335,275	Security	GB00B10RZP78
Meeting Date	5/16/2007	Shares	335,275	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 32.04 Pence Per Ordinary Share	Mgmt	For	For
4		Re-elect Patrick Cescau as Director	Mgmt	For	For
5		Re-elect Kees van der Graaf as Director	Mgmt	For	For
6		Re-elect Ralph Kugler as Director	Mgmt	For	For
7		Re-elect Lord Brittan of Spennithorne as Director	Mgmt	For	For
8		Re-elect Wim Dik as Director	Mgmt	For	For
9		Re-elect Charles Golden as Director	Mgmt	For	For
10		Re-elect Byron Grote as Director	Mgmt	For	For
11		Re-elect Lord Simon of Highbury as Director	Mgmt	For	For
12		Re-elect Jean-Cyril Spinetta as Director	Mgmt	For	For
13		Re-elect Kornelis Storm as Director	Mgmt	For	For
14		Re-elect Jeroen van der Veer as Director	Mgmt	For	For
15		Elect Genevieve Berger as Director	Mgmt	For	For
16		Elect Narayana Murthy as Director	Mgmt	For	For
17		Elect Hixonia Nyasulu as Director	Mgmt	For	For
18		Elect Michael Treschow as Director	Mgmt	For	For
19		Reappoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
20		Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For
21		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 13,450,000	Mgmt	For	For
22		Subject to the Passing of Resolution 21, Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 2,000,000	Mgmt	For	For
23		Authorise 131,000,000 Ordinay Shares for Market Purchase	Mgmt	For	For
24		Amend Articles of Association Re: E-Communications and Voting Rights	Mgmt	For	For
25		Approve Increase in Remuneration of Non-Executive Directors to GBP 2,000,000	Mgmt	For	For
26		Approve Unilever Global Share Incentive Plan 2007	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	335,275	335,275
Total:	335,275	335,275

62 of 64

Wm Morrison Supermarkets Plc		Shares Voted	2,567,701	Security	GB0006043169
Meeting Date	5/24/2007	Shares	2,567,701	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Accept Financial Statements and Statutory Reports	Mgmt	For	For
2		Approve Remuneration Report	Mgmt	For	For
3		Approve Final Dividend of 3.375 Pence Per Ordinary Share	Mgmt	For	For
4		Re-elect Roger Owen as Director	Mgmt	For	For
5		Elect Marc Bolland as Director	Mgmt	For	For
6		Elect Martyn Jones as Director	Mgmt	For	For
7		Reappoint KPMG Audit Plc as Auditors and Authorise the Board to Determine Their Remuneration	Mgmt	For	For
8		Authorise 151,900,000 Ordinary Shares and 28,266 Preference Shares for Market Purchase	Mgmt	For	For
9		Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 80,300,000	Mgmt	For	For
10		Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 13,387,561	Mgmt	For	For
11		Approve Wm Morrison Supermarkets Long-Term Incentive Plan	Mgmt	For	For
12		Approve the Share Incentive Award to Marc Bolland	Mgmt	For	For
13		Authorise the Company to Use Electronic Communications; Amend Articles of Association	Mgmt	For	For

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	2,567,701	2,567,701
Total:	2,567,701	2,567,701

63 of 64

Wolters Kluwer Nv		Shares Voted	159,647	Security	NL0000395903
Meeting Date	4/20/2007	Shares	159,647	Meeting Type	AGM

Ballot Issues			Proponent	Mgmt	Vote
				Rec	Cast
1		Open Meeting
2.a		Receive Report of Management Board
2.b		Receive Report of Supervisory Board
3.a		Receive Explanation on Company's Reserves and Dividend Policy
3.b		Approve Financial Statements	Mgmt	For	For
3.c		Approve Allocation of Income and Dividends of EUR 0.58 per Share	Mgmt	For	For
4.a		Approve Discharge of Management Board	Mgmt	For	For
4.b		Approve Discharge of Supervisory Board	Mgmt	For	For
5		Amend Articles	Mgmt	For	For
6		Elect B.F.J.A. Angelici to Supervisory Board	Mgmt	For	For
7		Elect J.J. Lynch Jr. to Management Board	Mgmt	For	For
8		Approve Remuneration of Supervisory Board	Mgmt	For	For
9		Amend Remuneration Report Containing Remuneration Policy for Management Board Members	Mgmt	For	For
10.a		Grant Board Authority to Issue Shares	Mgmt	For	For
10.b		Authorize Board to Exclude Preemptive Rights from Issuance Under Item 10.a	Mgmt	For	Against
11		Authorize Repurchase of Up to Ten Percent of Issued Share Capital	Mgmt	For	For
12		Other Business (Non-Voting)
13		Close Meeting

Fund Name	Shares Available	Shares Voted
06201 M - BRANDES INT'L EQUITY FUND	159,647	159,647
Total:	159,647	159,647

64 of 64

TURNER CORE GROWTH FUND
Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/15/07 - A	Akamai Technologies, Inc. *AKAM*		00971T101		04/02/07		9,240
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Ronald Graham --- For
The director nominees meet our guidelines.
	1.2	Elect Director F. Thomson Leighton --- For
	1.3	Elect Director Paul Sagan --- For
	1.4	Elect Director Naomi Seligman --- For
	2	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

09/20/06 - S	Allergan, Inc. *AGN*		018490102		08/14/06		13,860
	1	Increase Authorized Common Stock	For	Against			Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, Taft-Hartley Advisory Services will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

05/01/07 - A	Allergan, Inc. *AGN*		018490102		03/14/07		13,130
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael R. Gallagher --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of affiliated outsider Gavin S. Herbert, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board and for serving as a non-independent board chair.

	1.2	Elect Director Gavin S. Herbert --- Withhold
	1.3	Elect Director Stephen J. Ryan --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

04/23/07 - A	American Express Co. *AXP*		025816109		02/28/07	45,320
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Daniel F. Akerson --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Kenneth I. Chenault and affiliated outsiders Vernon E. Jordan Jr., Frank P. Popoff, Daniel F. Akerson and Charlene Barshefsky from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Frank P. Popoff and Daniel F. Akerson for standing as affiliated outsiders on key board committees, from Kenneth I. Chenault for serving as both board chair and CEO, and from director nominee Frank Popoff for questions surrounding his service on the Qwest board and its compensation committee.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director Charlene Barshefsky --- Withhold
	1.3	Elect Director Ursula M. Burns --- For
	1.4	Elect Director Kenneth I. Chenault --- Withhold
	1.5	Elect Director Peter Chernin --- For
	1.6	Elect Director Vernon E. Jordan, Jr. --- Withhold
	1.7	Elect Director Jan Leschly --- For
	1.8	Elect Director Richard C. Levin --- For
	1.9	Elect Director Richard A. McGinn --- For
	1.10	Elect Director Edward D. Miller --- For
	1.11	Elect Director Frank P. Popoff --- Withhold
	1.12	Elect Director Steven S. Reinemund --- For
	1.13	Elect Director Robert D. Walter --- For
	1.14	Elect Director Ronald A. Williams --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	3	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 13%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	4	Provide for Cumulative Voting	Against	For		ShrHoldr

We will support this item. Taft-Hartley Advisory Services believes that cumulative voting is an important tool in the protection of shareholders' rights, and the promotion of management accountability.

05/10/07 - A	Apple, Inc. *AAPL*		037833100		03/20/07	23,350

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William V. Campbell --- Withhold

Conclusion        In 2003, Taft-Hartley Advisory Services withheld votes from almost all members of the board, including Steve Jobs for conducting an option exchange program without prior shareholder approval. Once again, Apple is displaying a pattern of poor pay practice and disregard for shareholders’ input on compensation issues at the company. The Apple board's handling of the entire options imbroglio does not inspire investor confidence. The window into current and past compensation practices at the company provided by the board is best described as opaque. Instead of candor, the directors have parsed their words with such deliberation that they have at times tortured the English language. Handcuffed by its own spin, the board has taken insufficient steps to assure investors that insiders will not profit from the favorable timing of equity grants. Such behavior sets an unacceptably low bar for corporate conduct at Apple. In this age of heightened corporate scrutiny, it is critical that the board sets the tone. Unfortunately, the Apple board with respect to these grant timing issues has proven to be tone-deaf at the top. Strong financial performance does not excuse such shortcomings in oversight. CEO Steve Jobs has been instrumental in creating significant shareholder value; however, a cult-like devotion to any CEO can be a huge downside risk to shareholders. The entire board, including Steve Jobs, needs to ensure that even superstar CEOs do not rule the empire. At this time, Taft-Hartley Advisory Services will withhold votes from all members of the past and present compensation committee (Millard S. Drexler, William V. Campbell, Albert Gore Jr. and Arthur Levinson) and the special committee (Jerome B. York, Albert Gore Jr., and Eric E. Schmidt). As for Steve Jobs, Taft-Hartley Advisory Services will continue to monitor the situation as it unfolds and update our vote, if necessary. We note that the company has a plurality vote standard for the election of directors. Therefore, our withhold votes will serve as a strong signal to the board but would not cause removal of the directors.

	1.2	Elect Director Millard S. Drexler --- Withhold
	1.3	Elect Director Albert A. Gore, Jr. --- Withhold
	1.4	Elect Director Steven P. Jobs --- For
	1.5	Elect Director Arthur D. Levinson, Ph.D. --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.6	Elect Director Eric E. Schmidt, Ph.D. --- Withhold
	1.7	Elect Director Jerome B. York --- Withhold
	2	Amend Omnibus Stock Plan	For	For		Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for this incentive plan is 10%, which meets our guidelines.
	3	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt

Taft-Hartley Advisory Services generally supports broad-based employee stock purchase plans as a means of linking shareholder interests with those of company employees. This plan qualifies as an employee stock purchase plan under Section 423 of the Internal Revenue Code. This plan has a reasonable employee purchasing cap and contains a predetermined offering period. As such, this ESPP meets our guidelines.

	4	Amend Non-Employee Director Stock Option Plan	For	For		Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for this incentive plan is 9%, which meets our guidelines.
	5	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	6	Compensation Specific--Option Dating Policy	Against	For		ShrHoldr

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

Taft-Hartley Advisory Services notes that many companies, including those that have not been alleged with options backdating, have adopted and disclosed fixed equity grant schedule with respect to annual equity grants as well as new hire grants. Other companies publicly disclose that they have adopted window period policy on equity grants and do not coordinate the issuance of equity compensation in coordination with the release of material non-public information. Taft-Hartley Advisory Services supports this proposal in light of the company's past misdating of options and the lack of disclosure of its current option grant practices.

	7	Pay For Superior Performance	Against	For		ShrHoldr

In this case, the company’s annual and long-term compensation programs for senior executives are not substantially performance-based under current Taft-Hartley Advisory Services guidelines. Further, the company does not disclose specific hurdles rates for its annual incentive program to senior executives, which denies shareholder the ability to monitor the correlation between executive pay and performance. Accordingly, Taft-Hartley Advisory Services will support this proposal.

	8	Report on Feasibility of Adopting a Toxic Chemical Elimination Policy	Against	For		ShrHoldr

In this case, Taft-Hartley Advisory Services notes that the proponent requests that Apple create a report within six month of the 2007 annual meeting on the feasibility of adopting a policy to eliminate PBT chemicals, and all types of BFRs and PVC plastics, in all products, including an expeditious timetable to end the use of all BFRs and PVC. Taft-Hartley Advisory Services notes that the company publicly discloses its existing toxic chemical policies, initiatives and performance relevant to existing regulatory requirements; and, it aims to phase out of certain chemicals where suitable alternatives exist. Given that the company already discloses some of the information requested in this proposal, we do not believe it will be prohibitively costly or unduly burdensome for the company to produce a report as requested by the proponents. As such, we will support this proposal.

	9	Stock Retention/Holding Period	Against	For		ShrHoldr
Taft-Hartley Advisory Services supports this shareholder proposal as the company has not adopted any executive stock ownership guidelines or retention guidelines.
	10	Report on Computer Recycling Policy	Against	For		ShrHoldr

As Apple Computer does disclose some information on its policies related to its recycling and take-back program initiatives, and believes that "producers should provide a means to facilitate environmentally friendly recycling of their products at the end of electronic products’ useful life", we do not believe it will be prohibitively costly or unduly burdensome for the company to produce the report as requested in this proposal. As such, we will support this shareholder proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	11	Advisory Vote to Ratify Named Executive Officers' Compensation	Against	For		ShrHoldr

Taft-Hartley Advisory Services believes that the advisory vote would allow shareholders a voice in executive compensation practices of a company. The advisory vote would be a confidence vote on the work of the compensation committee. Taft-Hartley Advisory Services encourages companies to allow shareholders to express their opinions of executive compensation practices by establishing an annual referendum process. An advisory vote on executive compensation is another step forward in enhancing board accountability.

05/24/07 - A	Aqua America, Inc. *WTR*		03836W103		04/02/07	1,040
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William P. Hankowsky --- Withhold

We will vote FOR director nominee Andrew J. Sordoni III, and WITHHOLD votes from Audit Committee members Richard L. Smoot and William P. Hankowsky for neglecting to include auditor ratification on the proxy ballot.         Note, we will not be withholding votes from the Audit Committee member Andrew J. Sordoni III for neglecting to include auditor ratification on the proxy ballot, as he is a new director nominee.

	1.2	Elect Director Richard L. Smoot --- Withhold
	1.3	Elect Director Andrew J. Sordoni, III --- For

11/02/06 - A	Archer-Daniels-Midland Company *ADM*		039483102		09/15/06	40,360
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director G.A. Andreas --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders G. Allen Andreas and Patricia A. Woertz, and affiliated outsiders Mollie Hale Carter, M. Brian Mulroney, and O.G. Webb, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Mollie Hale Carter and O.G. Webb for standing as affiliated outsiders on key board committees, from G. Allen Andreas for serving as a non-independent board chair, and from the entire Audit Committee for neglecting to include auditor ratification on the proxy ballot.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director A.L. Boeckmann --- Withhold
	1.3	Elect Director M.H. Carter --- Withhold
	1.4	Elect Director R.S. Joslin --- Withhold
	1.5	Elect Director A. Maciel --- For
	1.6	Elect Director P.J. Moore --- Withhold
	1.7	Elect Director M.B. Mulroney --- Withhold
	1.8	Elect Director T.F. O'Neill --- Withhold
	1.9	Elect Director O.G. Webb --- Withhold
	1.10	Elect Director K.R. Westbrook --- For
	1.11	Elect Director P.A. Woertz --- Withhold
	2	Report on Genetically Modified Organisms (GMO)	Against	For		ShrHoldr

We are sympathetic with the proponents concerns regarding the unforeseen public acceptability of GE products, and we support reporting on the company's GE products and detailing a plan should GE products become unacceptable in certain markets. We feel that support for this reporting request goes hand-in-hand with management's stated commitment to and interest in consumer and food safety. Given that the requested report would provide better understanding of the company's products and ensure company's commitment to address shareholders' concerns regarding this issue, we will support this proposal.

	3	Adopt ILO Standards	Against	For		ShrHoldr

Taft-Hartley Advisory Services believes that the adoption of a code of conduct that substantially addresses workplace human rights will not be prohibitively costly or unduly burdensome for the company, considering that the company already has policies in place that address many of the principles outlined in the ILO conventions. In our opinion, full endorsement of the ILO principles should help to minimize controversies which may lead to financial liability while at the same time enhancing the company's global brand name and strengthening its public commitment to uphold the highest labor standards for its global operations.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
03/16/07 - A	Banco Bilbao Vizcaya Argentaria		05946K101		02/22/07		50
Meeting for ADR Holders
	1	APPROVAL OF THE ANNUAL ACCOUNTS AND MANAGEMENT REPORT.	For	For			Mgmt

We vote to approve directors' acts unless we know that a shareholder has questioned company performance or disclosure and plans to undertake legal action. We are unaware of any such case. We will vote for this proposal.

	2	APPOINTMENT OF MR RAFAEL BERMEJO BLANCO.	For	For			Mgmt
We will support the election of Rafael Bermejo to the board.
	3	RATIFICATION OF MR RICHARD C. BREEDEN.	For	For			Mgmt
As these resolutions would follow the recommendations of Unified Code, we will vote in favor of these items.
	4	RATIFICATION OF MR RAMON BUSTAMANTE Y DE LA MORA.	For	For			Mgmt
	5	RATIFICATION OF MR JOSE ANTONIO FERNANDEZ RIVERO.	For	For			Mgmt
	6	RATIFICATION OF MR IGNACIO FERRERO JORDI.	For	For			Mgmt
	7	RATIFICATION OF MR ROMAN KNORR BORRAS.	For	For			Mgmt
	8	RATIFICATION OF MR ENRIQUE MEDINA FERNANDEZ.	For	For			Mgmt
	9	INCREASE THE MAXIMUM NOMINAL AMOUNT BY 30,000,000,000.	For	For			Mgmt

While the issuance of the fixed-income securities would increase the company's debt, the company is not highly leveraged at this point, has strong market value, and has a good history of debt management. We believe that in this case it is a reasonable request. Additionally, this issuance would provide the company with a greater degree of financing flexibility, thereby allowing it to pursue its current growth strategy. We will vote for this item.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	10	AUTHORISATION FOR THE COMPANY TO ACQUIRE TREASURY STOCK.	For	For			Mgmt

Some shareholders object to share buybacks, preferring to see extra cash invested in new businesses or paid out as dividends. We believe that when timed correctly, repurchases are a legitimate use of corporate funds and can enhance long-term shareholder returns. Therefore, we will support this proposal.

	11	RE-ELECTION OF THE AUDITORS FOR THE 2007 ACCOUNTS.	For	For			Mgmt
We will support this resolution.
	12	AMENDMENT OF ARTICLE 36, IN THE CORPORATE BYLAWS.	For	For			Mgmt

In conclusion, the proposed article amendments may be interpreted as neutral in terms of shareholder rights and shareholder value. Even though we expect market-leading MSCI-EAFE companies like BBVA to comply with EU recommendations on shorter board terms, we recognize that there are no major governance issues at the company, and as such, we will vote for this item.

	13	CONSTITUTION OF A FOUNDATION FOR ECONOMIC AND SOCIAL DEVELOPMENT AND COOPERATION THROUGH MICROFINANCE ACTIVITIES	For	For			Mgmt

This is a common request. The Spanish government avails numerous tax and legal advantages to companies that create or participate in nonprofit endeavors in the country. Because the impact on shareholder value would be minimal, we will support this item.

	14	CONFERRAL OF AUTHORITY TO THE BOARD OF DIRECTORS	For	For			Mgmt
We will vote for this routine legal formality in Spain.

05/01/07 - A	Baxter International Inc. *BAX*		071813109		03/02/07		37,430
	1	Elect Director Blake E. Devitt	For	For			Mgmt
The director nominees meet our guidelines.
	2	Elect Director John D. Forsyth	For	For			Mgmt
	3	Elect Director Gail D. Fosler	For	For			Mgmt
	4	Elect Director Carole J. Shapazian	For	For			Mgmt
	5	Ratify Auditors	For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	6	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 14% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

11/29/06 - A	BHP Billiton Limited (Formerly BHP Ltd.) *BHP*		088606108		09/29/06	20
Meeting for Holders of ADRs
	1	TO RECEIVE THE 2006 FINANCIAL STATEMENTS AND REPORTS FOR BHP BILLITON PLC	For	For		Mgmt
CONCLUSION We will vote for this resolution based on the unqualified audit report of KPMG.
	2	TO RECEIVE THE 2006 FINANCIAL STATEMENTS AND REPORTS FOR BHP BILLITON LTD	For	For		Mgmt
CONCLUSION We will vote for this resolution based on the unqualified audit report of KPMG.
	3	Elect Directors	For	For		Mgmt
	3.1	Elect Director Mr P M Anderson --- For
The director nominee meets our guidelines.
	3.2	Elect Director Mr P M Anderson --- For
	3.3	Elect Director Mr M J Kloppers --- For
The director nominee meets our guidelines.
	3.4	Elect Director Mr M J Kloppers --- For
	3.5	Elect Director Mr C J Lynch --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
The director nominee meets our guidelines.
	3.6	Elect Director Mr C J Lynch --- For
	3.7	Elect Director Mr J Nasser --- For
The director nominee meets our guidelines.
	3.8	Elect Director Mr J Nasser --- For
	3.9	Elect Director Mr D A Crawford --- For
The director nominee meets our guidelines.
	3.10	Elect Director Mr D A Crawford --- For
	3.11	Elect Director Mr D R Argus --- For
The director nominee meets our guidelines.
	3.12	Elect Director Mr D R Argus --- For
	3.13	Elect Director Dr D C Brink --- For
The director nominee meets our guidelines.
	3.14	Elect Director Dr D C Brink --- For
	3.15	Elect Director Dr J G S Buchanan --- For
The director nominee meets our guidelines.
	3.16	Elect Director Dr J G S Buchanan --- For
	3.17	Elect Director Dr J M Schubert --- For
The director nominee meets our guidelines.
	3.18	Elect Director Dr J M Schubert --- For
	4	Ratify Auditors	For	For		Mgmt
CONCLUSIONWe will vote in favour of this resolution.
	5	TO RENEW THE GENERAL AUTHORITY TO ALLOT SHARES IN BHP BILLITON PLC	For	For		Mgmt
CONCLUSIONWe will vote in favour of this resolution.
	6	TO RENEW THE DISAPPLICATION OF PRE-EMPTION RIGHTS IN BHP BILLITON PLC	For	For		Mgmt
CONCLUSIONWe will vote in favour of this resolution.
	7	TO APPROVE THE REPURCHASE OF SHARES IN BHP BILLITON PLC	For	For		Mgmt

This resolution includes some investment-related, as well as governance, considerations. As such shareholders should take into account their own individual circumstances before deciding whether to vote in line with Taft-Hartley Advisory Services. Shareholders should also consider: the rationale provided by the company for wanting to repurchase shares; the price to be paid for each share repurchased; the impact on the company's liquidity of repurchasing the shares; and the expected impact on the company’s strategy if this resolution were to be defeated.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	8	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON DECEMBER 31, 2006	For	For			Mgmt

CONCLUSION        We will vote for resolutions 25(i) to 25(vi).This resolution includes some investment-related, as well as governance, considerations. As such shareholders should take into account their own individual circumstances before deciding whether to vote in line with Taft-Hartley Advisory Services.

	9	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON MARCH 31, 2007	For	For			Mgmt
	10	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON MAY 15, 2007	For	For			Mgmt
	11	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON JUNE 30, 2007	For	For			Mgmt
	12	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON SEPTEMBER 30, 2007	For	For			Mgmt
	13	TO APPROVE THE CANCELLATION OF SHARES IN BHP BILLITON PLC HELD BY BHP BILLITON LTD OR ONE OF ITS SUBSIDIARIES ON NOVEMBER 15, 2007	For	For			Mgmt
	14	TO APPROVE THE 2006 REMUNERATION REPORT	For	For			Mgmt

CONCLUSION        We will vote for this resolution as a result of balancing the positive and negative factors outlined above.        - The group’s short-term incentive arrangements include an equity component that serves as a retention and alignment tool.         - The long-term incentive plan contains a vesting period and performance hurdle that are more rigorous than what local market guidelines deem to be already sufficiently demanding.        - Non-executive directors do not receive any form of payments that would otherwise compromise their independence.        - The service contacts of the group’s executives and the termination arrangements for the CEO and executive directors are within generally acceptable limits.        The statutory provision which gives shareholders in Australian companies a non-binding vote on each listed company's remuneration policy and practices is a positive governance provision. It allows shareholders to express their support or displeasure over how the company pays or provides incentive to its management and board members in the most direct way possible. Shareholders displeased with a particular remuneration policy or practice may vote against this item (depending on the weight they assign to the item in question), instead of (or in addition to) voting against a director.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	15	TO APPROVE THE GRANT OF AWARDS TO MR C W GOODYEAR UNDER THE GIS AND THE LTIP	For	For		Mgmt
CONCLUSION We will vote for this resolution because the key terms and conditions of the Group Incentive Scheme and the Long-Term Incentive Plan are in line with good practice.
	16	TO APPROVE THE GRANT OF AWARDS TO MR M J KLOPPERS UNDER THE GIS AND THE LTIP	For	For		Mgmt
	17	TO APPROVE THE GRANT OF AWARDS TO MR C J LYNCH UNDER THE GIS AND THE LTIP	For	For		Mgmt
	18	TO APPROVE THE BHP BILLITON GLOBAL EMPLOYEE SHARE PLAN	For	For		Mgmt
CONCLUSION We will vote in favour of this resolution.
	19	TO APPROVE AN INCREASE IN THE MAXIMUM AGGREGATE REMUNERATION PAID BY BHP BILLITON PLC TO NON-EXECUTIVE DIRECTORS IN ANY YEAR	For	For		Mgmt

CONCLUSION        We will support this resolution.        While the company’s non-executive directors and non-executive chairman receive fees that are high relative to the S&P/ASX 100 average, the company is the largest by market capitalization included in the index and has a greater diversity of operation and geographic spread than many others. In addition, the company has undertaken to treat board committee fees as if they were governed by the fee cap – even though the constitutional clause does not require that.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	20	TO APPROVE AN INCREASE IN THE MAXIMUM AGGREGATE REMUNERATION PAID BY BHP BILLITON LTD TO NON-EXECUTIVE DIRECTORS IN ANY YEAR	For	For		Mgmt

05/02/07 - A	Broadcom Corp. *BRCM*		111320107		03/06/07	40,390
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director George L. Farinsky --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Scott A. McGregor, Henry Samueli and affiliated outsiders Alan E. Ross and Werner F. Wolfen from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Werner F. Wolfen for standing as an affiliated outsider on key board committees, and from Henry Samueli for serving as a non-independent board chair. In addition, based on the magnitude of the restatement due to options backdating (over $2 billion in restatement) and the lack of adequate oversights on the grant procedures of options during the problematic period, we will WITHHOLD votes from the Compensation Committee and Equity Award Committee members Henry Samueli, Alan E. Ross, Werner F. Wolfen. Further, Henry Samueli who were present during the problematic period. We will also WITHHOLD votes from current Compensation Committee members John E. Major, Werner F. Wolfen and Maureen E. Grzelakowski for not adopting and/or disclosing robust internal controls surrounding option grants. Examples of such robust internal controls would include the removal of written consents on options approval, training sessions on option grant procedures and regular audit reviews by the compensation committee. Included in this analysis is a shareholder proposal that relates to options grant practices which Taft-Hartley Advisory Services will support.

	1.2	Elect Director Maureen E. Grzelakowski --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.3	Elect Director Nancy H. Handel --- For
	1.4	Elect Director John Major --- Withhold
	1.5	Elect Director Scott A. McGregor --- Withhold
	1.6	Elect Director Alan E. Ross --- Withhold
	1.7	Elect Director Henry Samueli, Ph.D. --- Withhold
	1.8	Elect Director Robert E. Switz --- For
	1.9	Elect Director Werner F. Wolfen --- Withhold
	2	Amend Qualified Employee Stock Purchase Plan	For	Against		Mgmt
Despite the reasonable offering period, Taft-Hartley Advisory Services does not support this proposal because the additional shares would cause excessive voting power dilution.
	3	Approve Executive Incentive Bonus Plan	For	For		Mgmt
This plan falls within our guidelines. We will support this item.
	4	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 35% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders. In addition, the company's three-year average burn rate of 6.63% is higher than its four-digit GICS peer group burn rate of 5.4%, and therefore fails to meet our guidelines.

	5	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	6	Compensation Specific-Adopt Policy Concerning Backdating Controversy	Against	For			ShrHoldr

While the proponent and the company have a different definition of fair market value, the essence of the proposal relates to the company's stock option grant practice. Taft-Hartley Advisory Services notes that the company does not have the practice of springloading or "bullet-dodging", however, Taft-Hartley Advisory Services believes that this proposal warrants approval in light of the company's previous options backdating practice.

05/17/07 - A	C.H. Robinson Worldwide, Inc. *CHRW*		12541W209		03/26/07		1,690
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Rebecca K. Roloff --- For
The director nominees meet our guidelines.
	1.2	Elect Director Michael W. Wickham --- For
	2	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

05/09/07 - A	Cameron International Corp *CAM*		13342B105		03/12/07		32,490
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael E. Patrick --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Bruce W. Wilkinson and WITHHOLD votes from affiliated outsider Michael E. Patrick for lack of a two-thirds majority independent board, and for standing on the Audit Committee.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director Bruce W. Wilkinson --- For
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/01/07 - A	CB Richard Ellis Group Inc *CBG*		12497T101		04/04/07	54,830
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Richard C. Blum --- For
The director nominees meet our guidelines.
	1.2	Elect Director Patrice Marie Daniels --- For
	1.3	Elect Director Thomas A. Daschle --- For
	1.4	Elect Director Curtis F. Feeny --- For
	1.5	Elect Director Bradford M. Freeman --- For
	1.6	Elect Director Michael Kantor --- For
	1.7	Elect Director Frederic V. Malek --- For
	1.8	Elect Director Robert E. Sulentic --- For
	1.9	Elect Director Jane J. Su --- For
	1.10	Elect Director Brett White --- For
	1.11	Elect Director Gary L. Wilson --- For
	1.12	Elect Director Ray Wirta --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Though we commend the company on its effort to link cash bonuses with clearly defined performance criteria, the plan's annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

06/12/07 - A	Celgene Corp. *CELG*		151020104		04/26/07	23,980
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Sol J. Barer --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Sol J. Barer and Robert J. Hugin, and affiliated outsiders Richard C.E. Morgan, Walter L. Robb, and Arthur H. Hayes Jr., from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Richard C.E. Morgan, Walter L. Robb, and Arthur H. Hayes Jr. for standing as affiliated outsiders on key board committees, and from Sol J. Barer for serving as both chairman and CEO.

	1.2	Elect Director Robert J. Hugin --- Withhold
	1.3	Elect Director Michael D. Casey --- For
	1.4	Elect Director Rodman L. Drake --- For
	1.5	Elect Director A. Hull Hayes, Jr. --- Withhold
	1.6	Elect Director Gilla Kaplan --- For
	1.7	Elect Director James J. Loughlin --- For
	1.8	Elect Director Richard C. E. Morgan --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.9	Elect Director Walter L. Robb --- Withhold
	2	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

04/04/07 - S	Chicago Mercantile Exchange Holdings, Inc. *CME*		167760107		02/09/07		6,040
	1	Approve Merger Agreement	For	For			Mgmt

Conclusion        Based on our review of the terms of the transaction and the factors described above, particularly the strategic rationale and positive market reaction, we believe that the merger warrants support.

	2	Adjourn Meeting	For	For			Mgmt
Given the narrow scope of this proposal, and our support for the merger discussed in Item 1, we will support this proposal.

04/25/07 - A	Chicago Mercantile Exchange Holdings, Inc. *CME*		167760107		03/01/07		6,040
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Craig S. Donohue --- For
We will vote FOR the director nominees with the exception of Terrence Duffy, from whom we will WITHHOLD votes for serving as a non-independent board chair.
	1.2	Elect Director Terrence A. Duffy --- Withhold
	1.3	Elect Director Daniel R. Glickman --- For
	1.4	Elect Director William P. Miller, II --- For
	1.5	Elect Director James E. Oliff --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.6	Elect Director John F. Sandner --- For
	1.7	Elect Director Terry L. Savage --- For
	2	Amend Omnibus Stock Plan	For	For		Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 5%, which meets our guidelines.
	3	Amend Executive Incentive Bonus Plan	For	Against		Mgmt

Though we commend the company on its effort to link cash bonus with clearly defined performance criteria, the plan's annual individual award limit exceeds our guidelines for cash-based executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	4	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

11/15/06 - A	Cisco Systems, Inc. *CSCO*		17275R102		09/18/06	165,660
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Carol A. Bartz --- For
We will vote FOR the director nominees with the exception of John T. Chambers from whom we will WITHHOLD votes for serving as both board chair and CEO.
	1.2	Elect Director M. Michele Burns --- For
	1.3	Elect Director Michael D. Capellas --- For
	1.4	Elect Director Larry R. Carter --- For
	1.5	Elect Director John T. Chambers --- Withhold
	1.6	Elect Director Dr. John L. Hennessy --- For
	1.7	Elect Director Richard M. Kovacevich --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.8	Elect Director Roderick C. McGeary --- For
	1.9	Elect Director Steven M. West --- For
	1.10	Elect Director Jerry Yang --- For
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Performance-Based and/or Time-Based Equity Awards	Against	For		ShrHoldr
Given that this proposal is not overly restrictive, we will support this item.
	4	Report on Pay Disparity	Against	For		ShrHoldr

Taft-Hartley Advisory Services generally supports shareholder requests calling for better disclosure of executive compensation. Executive pay is a major theme of shareholder proposals this season. Investor fury over exorbitant executive paychecks has manifested itself in proxy initiatives at numerous companies over executive compensation. Shareholder proponents argue that compensation packages at U.S. firms have skyrocketed in great disproportion to the increase in wages enjoyed by the average U.S. worker. Shareholder proponents believe companies should address this issue and believe that both social and financial consideration need to be taken into account when evaluating executive pay. As such, we will support this proposal.

	5	Report on Internet Fragmentation	Against	For		ShrHoldr

Therefore, while we commend Cisco for its broad approach to international human rights issues, we believe that including additional information in its existing public documents on policies and practices related to doing business with governments that restrict certain human rights could be beneficial to shareholders without significant expense or burden on the company. As such, we will support this resolution.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
11/02/06 - A	Coach, Inc. *COH*		189754104		09/14/06		50,140
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Lew Frankfort --- Withhold

We will vote FOR the director nominees with the exception of Lew Frankfort from whom we will WITHHOLD votes for serving as both board chair and CEO. We will also WITHHOLD votes from the entire Audit Committee for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Susan Kropf --- For
	1.3	Elect Director Gary Loveman --- Withhold
	1.4	Elect Director Ivan Menezes --- Withhold
	1.5	Elect Director Irene Miller --- Withhold
	1.6	Elect Director Keith Monda --- For
	1.7	Elect Director Michael Murphy --- Withhold
	1.8	Elect Director Jide Zeitlin --- For

05/03/07 - A	Colgate-Palmolive Co.		194162103		03/07/07		22,820
	1	Elect Director John T. Cahill	For	For			Mgmt

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Reuben Mark and affiliated outsiders David W. Johnson, Richard J. Kogan, Jill K. Conway and Ellen M. Hancock who we will vote AGAINST for lack of a two-thirds majority independent board. We will also vote AGAINST David W. Johnson, Richard J. Kogan, Jill K. Conway and Ellen M. Hancock for standing as affiliated outsiders on key board committees.

	2	Elect Director Jill K. Conway	For	Against			Mgmt
	3	Elect Director Ellen M. Hancock	For	Against			Mgmt
	4	Elect Director David W. Johnson	For	Against			Mgmt
	5	Elect Director Richard J. Kogan	For	Against			Mgmt
	6	Elect Director Delano E. Lewis	For	For			Mgmt
	7	Elect Director Reuben Mark	For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	8	Elect Director J. Pedro Reinhard	For	For		Mgmt
	9	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	10	Amend Articles/Bylaws/Charter -- Call Special Meetings	Against	For		ShrHoldr

The proposal seeks to provide shareholders with the right to call special meetings, which we believe is in the best interests of shareholders. We note that the proposal limits the right to call a special meeting to an aggregate of at least ten percent of the outstanding shares. Taft-Hartley Advisory Services believes that this is a reasonable threshold, consistent with many state statutes. We believe that this item warrants support.

	11	Pay for Superior Performance	Against	For		ShrHoldr

While we commend Colgate-Palmolive for disclosing the specific performance measures and hurdles under its annual bonus program, we recommend that the specific weightings for the measures applicable to the executives with divisional responsibilities also be disclosed. We do not believe that the company's long-term incentive program is substantially performance-based. Per Taft-Hartley Advisory Services' valuation of the performance mix, we compared the actual number of shares (performance-based restricted stock vs. options and time-vested restricted stock awards) granted in the past fiscal year and only 18 percent of the equity awards granted to named executive officers during that period were performance-based according to our guidelines. Therefore, given that the company’s long-term program for executives is not performance-based per Taft-Hartley Advisory Services' guidelines and does not sufficiently meet the proponent’s requirements, we believe this item warrants support.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/03/07 - A	Covance Inc. *CVD*		222816100		03/13/07		8,700
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director Joseph L. Herring --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insider Joseph L. Herring and affiliated outsider Irwin Lerner for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Irwin Lerner for standing as affiliated outsider on the Compensation Committee, and from Joseph L. Herring for serving as both chairman and CEO.

	1.2	Elect Director Irwin Lerner --- Withhold
	2	Approve Omnibus Stock Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 12% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

01/11/07 - S	Crown Castle International Corp. *CCI*		228227104		11/27/06		11,760
	1	Approve Merger Agreement	For	For			Mgmt
Based on our review of the terms of the transaction and the factors described above, specifically the strategic rationale, we believe that the merger agreement warrants support.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/24/07 - A	Crown Castle International Corp. *CCI*		228227104		03/26/07	40,412
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Edward C. Hutcheson, Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee J. Landis Martin, and WITHHOLD votes from insider W. Benjamin Moreland and affiliated outsider Edward C. Hutcheson Jr. for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Edward C. Hutcheson Jr. for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director J. Landis Martin --- For
	1.3	Elect Director W. Benjamin Moreland --- Withhold
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

Although the potential Voting Power Dilution (VPD) for all incentive plans of 7% meets our guidelines, this plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value

	3	Eliminate Class of Common Stock	For	For		Mgmt

Approval of this item could reduce confusion in the marketplace and would simplify the process of approving amendments that relate solely to preferred stockholders. As such, this item warrants support.

	4	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
02/28/07 - A	Deere & Co. *DE*		244199105		12/31/06		12,850
	1	Elect Director Robert W. Lane	For	Against			Mgmt

We will vote FOR the director nominees with the exception of Robert W. Lane, from whom we will WITHHOLD votes for serving as both chairman and CEO.        Note, given that the ADP ballot does not allow for WITHHOLD vote recommendations, Taft-Hartley Advisory Services is therefore issuing AGAINST vote recommendations for the election of directors.

	2	Elect Director Antonio Madero B.	For	For			Mgmt
	3	Elect Director Aulana L. Peters	For	For			Mgmt
	4	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/23/07 - A	Express Scripts, Inc. *ESRX*		302182100		03/30/07		6,400
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gary G. Benanav --- For

We will vote FOR the director nominees with the exception of Howard L. Waltman and Seymour Sternberg from whom we will vote AGAINST for standing on key board committees. We will also vote AGAINST George Paz for serving as both board chair and CEO.

	1.2	Elect Director Frank J. Borelli --- For
	1.3	Elect Director Maura C. Breen --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.4	Elect Director Nicholas J. LaHowchic --- For
	1.5	Elect Director Thomas P. Mac Mahon --- For
	1.6	Elect Director Woodrow A. Myers Jr., M.D. --- For
	1.7	Elect Director John O. Parker, Jr. --- For
	1.8	Elect Director George Paz --- Against
	1.9	Elect Director Samuel K. Skinner --- For
	1.10	Elect Director Seymour Sternberg --- Against
	1.11	Elect Director Barrett A. Toan --- For
	1.12	Elect Director Howard L. Waltman --- Against
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

05/23/07 - A	Fiserv, Inc. *FISV*		337738108		03/20/07	35,740
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Kim M. Robak --- For
The director nominees meet our guidelines.
	1.2	Elect Director Thomas C. Wertheimer --- For
	2	Company Specific- Provide Majority Vote for the Election of Directors	For	For		Mgmt

Taft-Hartley Advisory Services commends the company for seeking to adopt a majority vote standard for the election of directors, with a plurality vote carve-out for contested elections and a director resignation policy.

	3	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 11% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	4	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

10/04/06 - A	Flextronics International Ltd. *FLEX*		Y2573F102		08/11/06		41,720
Meeting for Holders of ADRs
	1	RE-ELECTION OF MR. MICHAEL E. MARKS AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt

Unless there is some specific concern with regard to a company, its directors, or its performance, we see no reason to oppose director elections in Hong Kong.         We are unaware of any specific concerns with these nominees.

	2	RE-ELECTION OF MR. RICHARD SHARP AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt
	3	RE-ELECTION OF MR. H. RAYMOND BINGHAM AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt
	4	RE-ELECTION OF MR. MICHAEL MCNAMARA AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt
	5	RE-ELECTION OF MR. ROCKWELL A. SCHNABEL AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt
	6	RE-ELECTION OF MR. AJAY B. SHAH AS A DIRECTOR OF THE COMPANY.	For	For			Mgmt
	7	Ratify Auditors	For	For			Mgmt
In the absence of issues concerning the auditors or the way the audit was conducted, a vote supporting this proposal is warranted.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	8	TO APPROVE THE AUTHORIZATION FOR THE DIRECTORS OF THE COMPANY TO ALLOT AND ISSUE ORDINARY SHARES.	For	Against		Mgmt

Although this proposal is in line with regulations governing this authority in Singapore, these regulations do not meet our guidelines for general stock issuance authorizations without preemptive rights. The Listing Manual of the Stock Exchange of Singapore (now known as the Singapore Exchange-Securities Trading) was amended in April 1999 to increase the maximum share issuance mandate from 10 percent of issued capital to the limits noted above. Our guidelines allow for issuances without preemptive rights of up to ten percent of issued share capital. As this request exceeds the limits prescribed by our guidelines for issuances without preemptive rights, we will not support this item.

	9	TO APPROVE AUTHORIZATION TO PROVIDE DIRECTOR CASH COMPENSATION AND ADDITIONAL CASH COMPENSATION FOR CHAIRMAN OF AUDIT COMMITTEE	For	For		Mgmt
Director remuneration in Singapore is usually reasonable, and unless there is evidence of problems in the past, we will support such proposals.
	10	TO APPROVE THE COMPANY S AMENDED AND RESTATED ARTICLES OF ASSOCIATION.	For	For		Mgmt
Given that the proposed changes to the articles are in line with recent amendments to the Companies Act, we will vote in favor of this resolution.
	11	APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY THE COMPANY OF ITS OWN ISSUED ORDINARY SHARES.	For	For		Mgmt

We will support this routine request. Although we would also like to see companies use their funds to pay higher dividends, stock purchase plans can enhance long-term shareholder value. The limits on the plan are within our guidelines.

	12	AMENDMENT TO 2001 EQUITY INCENTIVE PLAN TO ELIMINATE TWO MILLION SHARE SUB-LIMIT ON ISSUED AND OUTSTANDING SHARE BONUS AWARDS.	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
Given the excessive level of dilution under the 2001 Plan and considering that such dilution is not addressed by the proposed amendments, we will vote against this resolution.
	13	AMENDMENT TO 2001 EQUITY INCENTIVE PLAN PROVIDING THE AUTOMATIC OPTION GRANT TO NON-EMPLOYEE DIRECTORS WILL NOT BE PRO-RATED.	For	Against			Mgmt
	14	APPROVE AN AMENDMENT TO THE COMPANY S 2001 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE.	For	Against			Mgmt

12/07/06 - S	Fomento Economico Mexicano S.A. (Femsa)		344419106		11/15/06		9,950
Meeting for Holders of ADRs
	1	TO AMEND THE BY-LAWS OF THE COMPANY TO INCLUDE THE FORMATION OF COMMITTEES, AND OTHER ADJUSTS TO COMPLY WITH THE PROVISIONS OF THE MEXICAN SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES).	For	For			Mgmt

These changes come as a result of Mexico's recent adoption of a series of capital market reforms that increase transparency and protection of minority shareholders. As the amendments would be changed to conform to company law, and because there is no evidence that the company has included other amendments outside the scope of the new law, we will support this item.

	2	APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE THE RESOLUTIONS ADOPTED DURING THE MEETING.	For	For			Mgmt
	3	MINUTES OF THE SHAREHOLDERS MEETING.	For	For			Mgmt
4
ELECTION AND/OR RATIFICATION OF MEMBERS OF THE BOARD OF DIRECTORS AND SECRETARY AND THEIR ALTERNATES; QUALIFICATION OF THEIR INDEPENDENCE IN ACCORDANCE TO THE MEXICAN SECURITIES MARKET LAW, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.
			For	For			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
5
PROPOSAL TO FORM COMMITTEES OF THE BOARD OF DIRECTORS, INCLUDING THE AUDIT AND CORPORATE PRACTICES COMMITTEES, APPOINTMENT OF THE CHAIRMAN FOR SUCH COMMITTEES, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.
			For	For		Mgmt
	6	APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE THE RESOLUTIONS ADOPTED DURING THE MEETING.	For	For		Mgmt
	7	MINUTES OF THE SHAREHOLDERS MEETING.	For	For		Mgmt

04/25/07 - A	General Electric Co. *GE*		369604103		02/26/07	159,704
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Robert C. Wright and Jeffrey R. Immelt, and affiliated outsiders Douglas A. Warner III, Claudio X. Gonzalez, Roger S. Penske and William M. Castell from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Douglas A. Warner III and Claudio X. Gonzalez for standing as affiliated outsiders on key board committees, from Jeffrey R. Immelt for serving as both chairman and CEO, and from Claudio X. Gonzalez for serving on an excessive number of boards.

	1.2	Elect Director William M. Castell --- Withhold
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Susan Hockfield --- For
	1.6	Elect Director Jerry R. Immelt --- Withhold
	1.7	Elect Director Andrea Jung --- For
	1.8	Elect Director Alan G. Lafley --- For
	1.9	Elect Director Robert W. Lane --- For
	1.10	Elect Director Ralph S. Larsen --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.11	Elect Director Rochelle B. Lazarus --- For
	1.12	Elect Director Sam Nunn --- For
	1.13	Elect Director Roger S. Penske --- Withhold
	1.14	Elect Director Robert J. Swieringa --- For
	1.15	Elect Director Douglas A. Warner III --- Withhold
	1.16	Elect Director Robert C. Wright --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Adopt Majority Vote Standard in Director Elections	For	For		Mgmt

Taft-Hartley Advisory Services advocates that the director election system give full effect to the shareholder franchise. Director accountability is the hallmark of good governance. The board election process must ensure that shareholders’ expressions of dissatisfaction with the performance of directors have meaningful consequences. A majority vote standard transforms the director election process from a symbolic gesture to a meaningful voice for shareholders. Therefore we will support this resolution for instituting a majority vote standard in uncontested director elections.

	4	Approve Omnibus Stock Plan	For	For		Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 7%, which meets our guidelines.
	5	Company-Specific-Approve Material Terms of Senior Officer Performance Goals	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

The performance measures disclosed are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the performance awards are administered by the compensation committee whichmust certify attainment of these objectives and measurable performance goals before awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	6	Provide for Cumulative Voting	Against	For		ShrHoldr

We will support this item. Taft-Hartley Advisory Services believes that cumulative voting is an important tool in the protection of shareholders' rights, and the promotion of management accountability.

	7	Company-Specific -- Adopt Policy on Overboarded Directors	Against	For		ShrHoldr

Although the company maintains a policy regarding overboarded directors, the policy permits the maintenance of current directors who exceed these limits if the board determines that such director's service on the board would not be impaired. In fact, the company has already made an exception with regard to director Claudio Gonzalez, who sits on over six other public company boards. The proponent's request would not allow the company to bypass or alter these limits without shareholder approval. Therefore, we believe that the proponent's request represents a preferable policy framework from a shareholder's perspective. As such, we will support this shareholder proposal.

	8	Company-Specific -- One Director from the Ranks of Retirees	Against	Against		ShrHoldr

Taft-Hartley Advisory Services believes that director nominees who are best qualified and who have the relevant experience should serve as directors for the interests of all shareholders and as such the director selection process should not be limited to a certain type of director. This proposal would limit the board's nominating committee from selecting the best director candidates. As such, we will not support this item.

	9	Separate Chairman and CEO Positions	Against	For		ShrHoldr

Two major components at the top of every public company are the running of the board, and the executive responsibilities of running of the company's business. Without doubt, there should be a clear division between the head of the company, and the chair of the board. When there is no clear division of independence between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders. We support this proposal to separate the chairman and CEO and to provide that only independent directors may chair the board.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	10	Limit Dividend and Dividend Equivalent Payments to Executives	Against	For		ShrHoldr

While Taft-Hartley Advisory Services notes that dividends paid to executives on unvested shares may not necessarily represent a large percentage of their total compensation, we are concerned that, over time, such dividend payments can result in large payouts. Such payouts are not tied to the performance of the award recipient or the company as a whole. Taft-Hartley Advisory Services believes that adoption of a policy providing that shares must be fully-vested prior to dividends being paid minimizes costs to the company and its shareholders.

	11	Report on Charitable Contributions	Against	For		ShrHoldr

Taft-Hartley Advisory Services generally supports shareholder requests seeking disclosure reporting of additional information not available outside the company and that is not proprietary in nature. We do not believe this proposal attempts to micromanage the company's operations and is reasonable enough for management to implement.

	12	Report on Global Warming	Against	Against		ShrHoldr

We note that the company is being targeted for its proactive approach to environmental stewardship and resources spent on addressing issues of energy supply and climate change. While the proposal is not asking that the company cease its Ecomagination initiative, it is asking that the company give more background information on why it has chosen to pursue it. The intention of this proposal does not reflect the general thrust behind socially responsible investments. This proposal is, in essence, a request for disclosure on the company’s environmental policies. However, Taft-Hartley Advisory Services does not believe that it is the role of the company to refute established scientific facts. Taft-Hartley Advisory Services supports the request for greater disclosure on this issue, but we do not believe that a company review of the human impact on climate change would provide any value to shareholders. The company's current level of disclosure and its yearly review of social and environmental initiatives is commendable.        Since we do not believe that it is the role of General Electric to challenge the collective beliefs of the global scientific community, approval of this proposal would not be an appropriate use of corporate assets.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	13	Adopt Ethical Criteria for Military Contracts	Against	For		ShrHoldr

In terms of amending the company's Code of Conduct and policies regarding the bidding process, the proponent asks for the company to set clear and concise guidelines that will evaluate both the moral and financial considerations of a potential bid. Taft-Hartley Advisory Services believes this practice is in the best interest of the company and its shareholders given the increased scrutiny that the military weapons industry has fallen under. Proper preemptive policies and improved disclosure pertaining to potentially sensitive business operations can help the company prevent future public relations and diplomatic problems. Counter to management claims, we do not believe such a report would force the company to disclose sensitive information. Considering the possible legal and PR fallout in relation to military sales to foreign governments, we believe this action will improve the company's ability to insulate itself from questionable business partnerships that could negatively impact the company's reputation in the future.         It is reasonable to conclude from the company’s publication of its code of conduct that such issues are considered and therefore a review and compilation of a shareholder report should not pose a significant cost or drain to company resources. In view of the scope and complexity of the long-term implications of involvement in various weapons programs and the fact that the report, prepared at reasonable cost while also omitting any proprietary information, would not expose the company to significant competitive or financial risks, we feel this proposal is in the best economic interests of shareholders. Furthermore, publication of the report would give the company an additional opportunity to demonstrate its commitment to ethical business conduct and sustainability in its operations. We will support this request in light of the substantial upside to shareholder knowledge which could be gained by producing a report of this nature.

	14	Report on Pay Disparity	Against	For		ShrHoldr

We recognize that when used properly, executive compensation can attract and retain qualified top executives as well as align executives’ interests with those of shareholders. In the case of this proposal,the proponents are specifically asking for a comparison of the compensation of the company’s top executives with that of its lowest compensated workers and a report on the costs and benefits that result from these differentials. Given the exponential rise of executive salaries over the past decade, we endorse policies that link executive compensation to appropriate performance metrics, and that manage grants to officers as a percent of all grants to all employees.        Taft-Hartley Advisory Services generally supports shareholder requests calling for better disclosure of executive compensation. Executive pay is a major theme of shareholder proposals this season. Investor fury over exorbitant executive paychecks has manifested itself in proxy initiatives at numerous companies over executive compensation. Shareholder proponents argue that compensation packages at U.S. firms have risen exponentially in great disproportion to the increase in average worker wages. Concerned shareholders believe companies should address this issue and believe that both social and financial considerations need to be taken into account when evaluating executive pay. We support this proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/09/07 - A	Gilead Sciences, Inc. *GILD*		375558103		03/22/07	30,520
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Paul Berg --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider John C. Martin and affiliated outsiders Etienne F. Davignon, Gordon E. Moore and James M. Denny, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Etienne F. Davignon, Gordon E. Moore and James M. Denny for standing as affiliated outsiders on key board committees, from James M. Denny for serving as a non-independent board chair and from Etienne F. Davignon serving on an excessive number of boards.

	1.2	Elect Director John F. Cogan --- For
	1.3	Elect Director Etienne F. Davignon --- Withhold
	1.4	Elect Director James M. Denny --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.5	Elect Director Carla A. Hills --- For
	1.6	Elect Director John W. Madigan --- For
	1.7	Elect Director John C. Martin --- Withhold
	1.8	Elect Director Gordon E. Moore --- Withhold
	1.9	Elect Director Nicholas Moore --- For
	1.10	Elect Director Gayle E. Wilson --- For
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 12% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	4	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt

Taft-Hartley Advisory Services generally supports broad-based employee stock purchase plans as a means of linking shareholder interests with those of company employees. This plan qualifies as an employee stock purchase plan under Section 423 of the Internal Revenue Code. This plan has a reasonable employee purchasing cap and contains a predetermined offering period. As such, this ESPP meets our guidelines.

09/27/06 - A	Global Payments, Inc. *GPN*		37940X102		08/11/06	17,430
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Alex W. Hart --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

We will vote FOR the director nominees with the exception of Audit Committee member Alan M. Silberstein, from whom we will WITHHOLD votes for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director William I Jacobs --- For
	1.3	Elect Director Alan M. Silberstein --- Withhold
	1.4	Elect Director Ruth Ann Marshall --- For

05/10/07 - A	Google Inc *GOOG*		38259P508		03/22/07	8,910
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Eric Schmidt --- For
The director nominees meet our guidelines.
	1.2	Elect Director Sergey Brin --- For
	1.3	Elect Director Larry Page --- For
	1.4	Elect Director L. John Doerr --- For
	1.5	Elect Director John L. Hennessy --- For
	1.6	Elect Director Arthur D. Levinson --- For
	1.7	Elect Director Ann Mather --- For
	1.8	Elect Director Paul S. Otellini --- For
	1.9	Elect Director K. Ram Shriram --- For
	1.10	Elect Director Shirley M. Tilghman --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	3	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan.Although the potential Voting Power Dilution (VPD) for all incentive plans of 3% meets our guidelines, the plan allows for the repricing of underwater stock options. We believe repricing reduces the incentive value of the plan by undermining the concept that stock options are intended to be a long-term incentive.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	4	Approve Executive Incentive Bonus Plan	For	Against			Mgmt

Though we commend the company on its effort to link cash bonuses and stock grants with clearly defined performance criteria, the plan's annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	5	Adopt Policies to Protect Freedom of Access to the Internet	Against	For			ShrHoldr

Therefore, based on Google’s lack of disclosure on its policies related to Internet monitoring and censorship, as well as the impact that these issues may have on the company, we will support this resolution.

04/20/07 - S	Hansen Natural Corp. *HANS*		411310105		03/13/07		21,660
	1	Amend Non-Employee Director Stock Option Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 18%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

05/10/07 - A	IntercontinentalExchange, Inc. *ICE*		45865V100		03/21/07		12,420
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Charles R. Crisp --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Jeffrey C. Sprecher and affiliated outsiders Richard L. Sandor, Ph.D., Fred W. Hatfield, and Frederick W. Schoenhut, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Jeffrey C. Sprecher for serving as both chairman and CEO.

	1.2	Elect Director Jean-Marc Forneri --- For
	1.3	Elect Director Fred W. Hatfield --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.4	Elect Director Terrence F. Martell --- For
	1.5	Elect Director Sir Robert Reid --- For
	1.6	Elect Director Frederic V. Salerno --- For
	1.7	Elect Director R.L. Sandor --- Withhold
	1.8	Elect Director Frederick W. Schoenhut --- Withhold
	1.9	Elect Director Jeffrey C. Sprecher --- Withhold
	1.10	Elect Director Judith A. Sprieser --- For
	1.11	Elect Director Vincent Tese --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item and applaud the company for using its auditor solely for auditing. This is one of the rare cases when there are no consulting fees.

03/06/07 - A	International Game Technology *IGT*		459902102		01/08/07	38,520
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Neil Barsky --- For

We will vote FOR the director nominees with the exception of Frederick B. Rentschlerand, from whom we will WITHHOLD votes for standing as an affiliated outsider on key board committees. We will also WITHHOLD votes from Thomas J. Matthews for serving as both chairman and CEO.

	1.2	Elect Director Robert A. Bittman --- For
	1.3	Elect Director Richard R. Burt --- For
	1.4	Elect Director Patti S. Hart --- For
	1.5	Elect Director Leslie S. Heisz --- For
	1.6	Elect Director Robert A. Mathewson --- For
	1.7	Elect Director Thomas J. Matthews --- Withhold
	1.8	Elect Director Robert Miller --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.9	Elect Director Frederick B. Rentschler --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

03/29/07 - A	KLA-Tencor Corp. *KLAC*		482480100		02/15/07	43,570
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director H. Raymond Bingham --- For
The director nominees meet our guidelines.
	1.2	Elect Director Robert T. Bond --- For
	1.3	Elect Director David C. Wang --- For
	1.4	Elect Director Robert M. Calderoni --- For
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
06/07/07 - A	LAS VEGAS SANDS CORP *LVS*		517834107		04/20/07	14,750
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Sheldon G. Adelson --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee James L. Purcell, and WITHHOLD votes from insider Sheldon G. Adelson and affiliated outsider Irwin Chafetz for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Irwin Chafetz for standing as an affiliated outsider on the Compensation Committee, and from Sheldon G. Adelson for standing as an insider on the Nominating Committee, and for serving as both board chair and CEO.

	1.2	Elect Director Irwin Chafetz --- Withhold
	1.3	Elect Director James L. Purcell --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

05/24/07 - A	Level 3 Communications, Inc. *LVLT*		52729N100		03/30/07	47,000
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Walter Scott, Jr. --- Withhold

We will vote FOR the director nominees with the exception of affiliated outsider Walter Scott Jr. from whom we will WITHHOLD votes for serving as a non-independent board chair. We will also WITHHOLD votes from Audit Committee members Robert E. Julian and John T. Reed for neglecting to include auditor ratification on the proxy ballot.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director James Q. Crowe --- For
	1.3	Elect Director Robert E. Julian --- Withhold
	1.4	Elect Director Arun Netravali --- For
	1.5	Elect Director John T. Reed --- Withhold
	1.6	Elect Director Michael B. Yanney --- For
	2	Approve Reverse Stock Split	For	For		Mgmt
Taft-Hartley Advisory Services will support this proposal since the authorized common shares would be proportionately reduced in connection with the reverse stock split.
	3	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not support this request.
	4	Amend Vote Requirements to Amend Articles/Bylaws/Charter	Against	For		ShrHoldr

Taft-Hartley Advisory Services maintains that a simple majority of voting shares should be sufficient to effect all changes in a company's corporate governance. Requiring more than a simple majority may permit the board to effectively block amendments that are in shareholders' best interests. Taft-Hartley Advisory Services supports a simple majority vote requirement.

12/05/06 - A	Micron Technology, Inc. *MU*		595112103		10/11/06	58,040
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Steven R. Appleton --- Withhold

We will vote FOR the director nominees with the exception of Steven R. Appleton, from whom we will WITHHOLD votes for serving as both chairman and CEO. We will also WITHHOLD votes from Gordon C. Smith for standing as an affiliated outsider on key board committees.

	1.2	Elect Director Teruaki Aoki --- For
	1.3	Elect Director James W. Bagley --- For
	1.4	Elect Director Mercedes Johnson --- For
	1.5	Elect Director Lawrence N. Mondry --- For
	1.6	Elect Director Gordon C. Smith --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.7	Elect Director Robert E. Switz --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 19.84% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	4	Amend EEO Policy to Prohibit Discrimination Based on Sexual Orientation or Gender Identity	Against	For		ShrHoldr

In this case, the proponent has listed a series of principles to be addressed through the company’s policies to ensure the protection of employee rights regardless of sexual orientation or gender identity. While Taft-Hartley Advisory Services believes that some aspects of this resolution may be overly prescriptive in nature, we do support the underlying concern of the shareholders related to nondiscrimination based on sexual orientation. Such language is included in many large companies’ EEO language and can serve to increase a company’s access to markets and potential employees while mitigating exposure to litigation or negative publicity stemming from this issue. As such, Taft-Hartley Advisory Services will support this resolution.

01/17/07 - A	Monsanto Co. *MON*		61166W101		11/20/06	35,080
	1	Elect Directors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.1	Elect Director Frank V. Atlee III --- For
The director nominees meet our guidelines.
	1.2	Elect Director Arthur H. Harper --- For
	1.3	Elect Director Gwendolyn S. King --- For
	1.4	Elect Director Sharon R. Long, Ph.D. --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	3	Separate Chairman and CEO Positions	Against	For		ShrHoldr

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company's business. Without doubt, there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders. We support this proposal to separate the chairman and CEO and to provide that only independent directors may become chairman.

05/16/07 - A	NII Holdings, Inc. *NIHD*		62913F201		04/05/07	19,500
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director John Donovan --- Withhold

The director nominees do not meet our guidelines. We will WITHHOLD votes from Steven P. Dussek and John Donovan for standing as affiliated outsiders on key board committees. We will also WITHHOLD votes from Steven M. Shindler for serving as both board chair and CEO.

	1.2	Elect Director Steven P. Dussek --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.3	Elect Director Steven M. Shindler --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

04/17/07 - A	Northern Trust Corp. *NTRS*		665859104		02/26/07	7,520
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Linda Walker Bynoe --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders William A. Osborn and Frederick H. Waddell and affiliated outsiders Edward J. Mooney, William D. Smithburg, Arthur L. Kelly and Harold B. Smith from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Edward J. Mooney, William D. Smithburg, Arthur L. Kelly and Harold B. Smith for standing as affiliated outsiders on key board committees, and from William A. Osborn for serving as both board chair and CEO.

	1.2	Elect Director Nicholas D. Chabraja --- For
	1.3	Elect Director Susan Crown --- For
	1.4	Elect Director Dipak C. Jain --- For
	1.5	Elect Director Arthur L. Kelly --- Withhold
	1.6	Elect Director Robert C. Mccormack --- For
	1.7	Elect Director Edward J. Mooney --- Withhold
	1.8	Elect Director William A. Osborn --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.9	Elect Director John W. Rowe --- For
	1.10	Elect Director Harold B. Smith --- Withhold
	1.11	Elect Director William D. Smithburg --- Withhold
	1.12	Elect Director Enrique J. Sosa --- For
	1.13	Elect Director Charles A. Tribbett III --- For
	1.14	Elect Director Frederick H. Waddell --- Withhold
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 18%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

03/06/07 - A	Novartis AG		66987V109		01/19/07	17,710
Meeting for ADR Holders
	1	APPROVAL OF THE ANNUAL REPORT, THE FINANCIAL STATEMENTS OF NOVARTIS AG AND THE GROUP CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEAR 2006.	For	For		Mgmt
We support this routine item in Switzerland.
	2	APPROVAL OF THE ACTIVITIES OF THE BOARD OF DIRECTORS	For	For		Mgmt

Granting discharge is a standard request in Switzerland and is generally granted unless a shareholder states a specific reason for withholding discharge and intends to undertake legal action. We are aware of no such concerns at Novartis, and, as a result, Taft-Hartley Advisory Services will vote for the board's proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AG AS PER BALANCE SHEET AND DECLARATION OF DIVIDEND	For	For			Mgmt

We use a minimum payout ratio of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis. Based on the increase in dividend and the payout ratio, which exceeds our minimum standard, we will vote in favor of the allocation of income resolution.

	4	ELECTION TO THE BOARD OF DIRECTORS: RE-ELECTION OF HANS-JOERG RUDLOFF FOR A THREE-YEAR TERM	For	For			Mgmt
As we are not aware of any shortcomings or egregious practices on the board of Novartis, we will vote in favor of these proposals.
	5	ELECTION TO THE BOARD OF DIRECTORS: RE-ELECTION OF DR. DANIEL VASELLA FOR A THREE-YEAR TERM	For	For			Mgmt
	6	ELECTION TO THE BOARD OF DIRECTORS: ELECTION OF NEW MEMBER MARJORIE M. YANG FOR A TERM OF OFFICE BEGINNING ON 1 JANUARY 2008 AND ENDING ON THE DAY OF THE AGM IN 2010	For	For			Mgmt
	7	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We support this item.

8
VOTES REGARDING ADDITIONAL AND/OR COUNTER-PROPOSALS AT THE AGM OF NOVARTIS AG IF YOU GIVE NO INSTRUCTIONS ON AGENDA ITEM 6, YOUR VOTES WILL BE CAST IN ACCORDANCE WITH THE PROPOSALS OF THE BOARD OF DIRECTORS. MARKING THE BOX FOR IS A VOTE FOR THE PROPOS
			For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
Please note that this is a non-voting item. Howevers, ADP views this as a voting item so we have no choice but to vote against the proposal.

10/09/06 - A	Oracle Corp. *ORCL*		68389X105		08/14/06	110,000
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Jeffrey O. Henley --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Jeffrey O. Henley, Lawrence J. Ellison, Safra A. Catz and Charles E. Phillips, Jr., and affiliated outsiders Donald L. Lucas and Michael J. Boskin, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Donald L. Lucas and Michael J. Boskin for standing as affiliated outsiders on key board committees, from Jeffrey O. Henley for serving as a non-independent board chair, and from Jack F. Kemp for serving on an excessive number of boards.

	1.2	Elect Director Lawrence J. Ellison --- Withhold
	1.3	Elect Director Donald L. Lucas --- Withhold
	1.4	Elect Director Michael J. Boskin --- Withhold
	1.5	Elect Director Jack F. Kemp --- Withhold
	1.6	Elect Director Jeffrey S. Berg --- For
	1.7	Elect Director Safra A. Catz --- Withhold
	1.8	Elect Director Hector Garcia-Molina --- For
	1.9	Elect Director H. Raymond Bingham --- For
	1.10	Elect Director Charles E Phillips, Jr. --- Withhold
	1.11	Elect Director Naomi O. Seligman --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Though we commend the company on its effort to link cash bonuses with clearly defined performance criteria, the plan's annual individual award limit exceeds our guidelines for cash-based executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	4	Amend Non-Employee Director Omnibus Stock Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 14.24%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

05/02/07 - A	PepsiCo, Inc. *PEP*		713448108		03/09/07		49,510
	1	Elect Director Dina Dublon	For	For			Mgmt

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Indra K. Nooyi and Michael D. White, and affiliated outsiders Ray L. Hunt and Sharon Percy Rockefeller from who we will vote AGAINST for lack of a two-thirds majority independent board. We will vote AGAINST Ray L. Hunt and Sharon Percy Rockefeller for standing as affiliated outsiders on key board committees, and from Indra K. Nooyi for serving as both chairman and CEO.

	2	Elect Director Victor J. Dzau, M.D.	For	For			Mgmt
	3	Elect Director Ray L. Hunt	For	Against			Mgmt
	4	Elect Director Alberto Ibarguen	For	For			Mgmt
	5	Elect Director Arthur C. Martinez	For	For			Mgmt
	6	Elect Director Indra K. Nooyi	For	Against			Mgmt
	7	Elect Director Sharon Percy Rockefeller	For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	8	Elect Director James J. Schiro	For	For			Mgmt
	9	Elect Director Daniel Vasella	For	For			Mgmt
	10	Elect Director Michael D. White	For	Against			Mgmt
	11	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. he company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	12	Approve Omnibus Stock Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 11% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	13	Report on Charitable Contributions	Against	For			ShrHoldr

The company currently complies with all federal and state regulations that require disclosure of charitable contributions for public scrutiny. We note that the laws that govern a company's political activities and this particular company's commitment to employees' rights regarding political activities are stringent enough to ensure political nonpartisanship. As a matter of policy, however, Taft-Hartley Advisory Services generally supports all shareholder requests seeking additional disclosure within reason. Our guidelines state that we will support proposals that ask for disclosure reporting of additional information that is not available outside the company and that is not proprietary in nature. We do not believe this proposal attempts to micromanage the company's operations and is reasonable enough for management to implement. As such, we will support this resolution.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
04/02/07 - A/S	Petroleo Brasileiro		71654V408		03/08/07		20,768
Meeting for Holders of ADRs
	1	MANAGEMENT REPORT, FINANCIAL STATEMENTS AND AUDIT COMMITTEE S OPINION FOR THE FISCAL YEAR 2006	For	For			Mgmt
The company's independent auditor, KPMG, asserts that the financial statements accurately portray the financial position of the firm. We support this routine item.
	2	CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR 2007	For	For			Mgmt
We believe that the company's investment and financing strategic decisions should be left for the company's management. As such, we will approve of this item.
	3	DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR 2006	For	For			Mgmt

Brazilian law states that companies must distribute a minimum of 25 percent of their net income as dividends to shareholders. We consider this level to be slightly low, preferring to see a payout of 30 percent or higher. Since this is the case for Petrobras, we will approve this item.

	4	ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS	For	For			Mgmt

Given the vast number of institutional investors at Petrobras who vote by proxy, which according to the company's web page appear to represent 30 percent of the voting capital and 40 percent of total share capital, it is not unreasonable to request the company to compile a list of candidates by the time proxy materials are released. While this would impose some restrictions on the nomination process, it would at least permit every shareholder to cast a meaningful vote in director elections. It would also bring Brazil closer to the international standards of corporate governance practice. Engagement with Brazilian issuers and financial intermediaries is currently taking place, with this suggestion, and while we will not oppose the practice of withholding director nominee information at this time, we might consider doing so in the future.

	5	ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS	For	For			Mgmt

Shareholders are not always given the opportunity to elect the chairman of the board in Brazil. While this is positive, it does little good for those shareholders voting by proxy since they have not been given a choice of whom to elect. Nonetheless, we will vote for this item.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	6	ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND THEIR RESPECTIVE SUBSTITUTES	For	For		Mgmt

Many of the comments previously made for the director elections apply here. We believe that withholding information on nominees and presenting a single slate of candidates infringes on the rights of those shareholders voting by proxy. Unfortunately, this practice is common in Brazil, and as such we feel it would be counterproductive to oppose it at this time. In the future, however, we will consider voting against supervisory board elections whenever shareholders voting by proxy are not given the choice to elect each of the directors individually.

	7	ESTABLISHMENT OF THE MANAGEMENT COMPENSATION, AS WELL AS THEIR PARTICIPATION IN THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY S BYLAWS, AS WELL AS OF MEMBERS OF THE FISCAL COUNCIL	For	For		Mgmt
We find the BRL 7 million ($3.3 million) figure approved last year to be quite reasonable, and absent information that such levels would significantly change, we will support this item.
8
INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION OF PART OF THE REVENUE RESERVES CONSTITUTED IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 4.380 MILLION, INCREASING THE CAPITAL STOCK FROM R$ 48.264 MILLION TO R$ 52.644 MILLION WITHOUT ANY CHANGE TO THE
			For	For		Mgmt

It is common in Brazil for companies to transfer funds from one of their reserves into the share capital account. This move is neutral from a shareholder's perspective since it does not alter the overall net worth of the company. The proposed change to Article 4 is the simple updating of the share capital figure and has no effect on shareholders. We see no reason to oppose this item.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/16/07 - A	Pharmaceutical Product Development, Inc. *PPDI*		717124101		03/21/07	15,660
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Stuart Bondurant, M.D. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Frederic N. Eshelman and affiliated outsiders Ernest Mario, Frederick Frank, Stuart Bondurant and John A. McNeill Jr., from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Ernest Mario for serving as a non-independent board chair, and from Audit Committee members Frederick Frank, Stuart Bondurant and John A. McNeill Jr. for standing as affiliated outsiders on key board committees and for neglecting to include auditor ratification on the proxy ballot.,

	1.2	Elect Director Frederick Frank --- Withhold
	1.3	Elect Director Terry Magnuson, Ph.D. --- For
	1.4	Elect Director Frederic N. Eshelman, Pharm.D. --- Withhold
	1.5	Elect Director General David L. Grange --- For
	1.6	Elect Director Ernest Mario, Ph.D. --- Withhold
	1.7	Elect Director Marye Anne Fox, Ph.D. --- For
	1.8	Elect Director Catherine M. Klema --- For
	1.9	Elect Director John A. McNeill, Jr. --- Withhold
	2	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not approve of this request.

08/16/06 - A	Precision Castparts Corp. *PCP*		740189105		06/23/06	16,880
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Mark Donegan --- Withhold

The director nominees do not meet our guidelines. We will WITHHOLD votes from Mark Donegan for lack of a two-thirds majority independent board, and for serving as both chairman and CEO. We will also WITHHOLD votes from Audit Committee member Vernon E. Oechsle for neglecting to include auditor ratification on the proxy ballot.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director Vernon E. Oechsle --- Withhold
	2	Increase Authorized Common Stock	For	For		Mgmt
The number of additional authorized common shares sought in this proposal meets our guidelines.
	3	Approve Omnibus Stock Plan	For	For		Mgmt
We support this plan as it meets our guidelines.

06/06/07 - A	Roper Industries, Inc. *ROP*		776696106		04/20/07	20,210
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Brian D. Jellison --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee David W. Devonshire, and WITHHOLD votes from insider Brian D. Jellison and affiliated outsiders John F. Fort III and W. Lawrence Banks for lack of a two-thirds majority independent board. We will also WITHHOLD votes from John F. Fort III and W. Lawrence Banks for standing as affiliated outsiders on key board committees, and from Brian D. Jellison for serving as both board chair and CEO.

	1.2	Elect Director W. Lawrence Banks --- Withhold
	1.3	Elect Director David Devonshire --- For
	1.4	Elect Director John F. Fort III --- Withhold
	2	Increase Authorized Common Stock	For	Against		Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, Taft-Hartley Advisory Services will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	4	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not support this request.

05/24/07 - A	Sandisk Corp. *SNDK*		80004C101		03/27/07	16,010
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Eli Harari --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insider Eli Harari and affiliated outsiders Irwin Federman and James D. Meindl, for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Irwin Federman and James D. Meindl for standing as affiliated outsiders on key board committees, from Eli Harari for serving as both chairman and CEO, and from Irwin Federman, James D. Meindl, Eli Harari, Catherine P. Lego, Michael E. Marks, Steven J. Gomo, and Eddy W. Hartenstein for failure to submit the company's poison pill to a shareholder vote.

	1.2	Elect Director Irwin Federman --- Withhold
	1.3	Elect Director Steven J. Gomo --- Withhold
	1.4	Elect Director Eddy W. Hartenstein --- Withhold
	1.5	Elect Director Catherine P. Lego --- Withhold
	1.6	Elect Director Michael E. Marks --- Withhold

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.7	Elect Director James D. Meindl --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Performance-Based Equity Awards	Against	For		ShrHoldr

Given that: 1) the company's long-term equity compensation program for senior executives is not significantly performance-based according to Taft-Hartley Advisory Services' guidelines; and 2) this proposal is not overly restrictive; we believe this item warrants support.

04/11/07 - A	Schlumberger Ltd. *SLB*		806857108		02/21/07	35,040
Meeting for ADR Holders
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director P. Camus --- For

We will vote FOR the director nominees with the exception of Nicolas Seydoux and Linda Gillespie Stuntz, who we will vote against for standing as affiliated outsiders on key board committees. We will also vote AGAINST Andrew Gould for serving as both Chairman and CEO.        Note, given that the ADP ballot does not allow for AGAINST vote recommendations, Taft-Hartley Advisory Services is therefore issuing WITHHOLD vote recommendations for the election of directors.

	1.2	Elect Director J.S. Gorelick --- For
	1.3	Elect Director A. Gould --- Withhold
	1.4	Elect Director T. Isaac --- For
	1.5	Elect Director N. Kudryavtsev --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.6	Elect Director A. Lajous --- For
	1.7	Elect Director M.E. Marks --- For
	1.8	Elect Director D. Primat --- For
	1.9	Elect Director L.R. Reif --- For
	1.10	Elect Director T.I. Sandvold --- For
	1.11	Elect Director N. Seydoux --- Withhold
	1.12	Elect Director L.G. Stuntz --- Withhold
	1.13	Elect Director R. Talwar --- For
	2	ADOPTION AND APPROVAL OF FINANCIALS AND DIVIDENDS.	For	For		Mgmt
We support this routine request.
	3	APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

04/16/07 - S	Shire plc		82481R106		03/20/07	19,720
Meeting for Holders of ADR's
	1	TO APPROVE THE ACQUISITION BY THE COMPANY OF NEW RIVER PHARMACEUTICALS, INC. AND APPROVE THE INCREASE IN THE BORROWING LIMITS OF THE COMPANY.	For	For		Mgmt

Conclusion        We are not raising any corporate governance issues that would cause us to object to the proposed acquisition of New River. For the increase in borrowing powers, we are sympathetic to the request and we support the resolution, but more generally, the definition of borrowing powers by a company remains an area that we are keeping under review.        Ultimately, we consider that the proposal is an investment decision, which is best left for shareholders to evaluate in respect of their own individual investment strategies.         We note that the Company’s directors have received financial advice from Goldman Sachs and Morgan Stanley.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/10/07 - A	Southwestern Energy Co. *SWN*		845467109		03/16/07	15,250
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Lewis E. Epley, Jr. --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Harold M. Korell and affiliated outsiders Charles E. Scharlau, Kenneth R. Mourton and Robert L. Howard from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Kenneth R. Mourton and Robert L. Howard for standing as affiliated outsiders on key board committees, and from Harold M. Korell for serving as both board chair and CEO.

	1.2	Elect Director Robert L. Howard --- Withhold
	1.3	Elect Director Harold M. Korell --- Withhold
	1.4	Elect Director Vello A. Kuuskraa --- For
	1.5	Elect Director Kenneth R. Mourton --- Withhold
	1.6	Elect Director Charles E. Scharlau --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/16/07 - A	St. Jude Medical, Inc. *STJ*		790849103		03/19/07		22,090
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael A. Rocca --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Michael A. Rocca, and WITHHOLD votes from affiliated outsider Stefan K. Widensohler for lack of a two-thirds majority independent board.

	1.2	Elect Director Stefan K. Widensohler --- Withhold
	2	Approve Omnibus Stock Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 13% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

Taft-Hartley Advisory Services approves of this plan because it complies with Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

	4	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

03/21/07 - A	Starbucks Corp. *SBUX*		855244109		01/12/07		32,690
	1	Elect Directors	For	Split			Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.1	Elect Director Howard Schultz --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Howard Schultz, Howard P. Behar, and James L. Donald, and affiliated outsiders Barbara Bass and James G. Shennan, Jr., from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Barbara Bass and James G. Shennan, Jr., for standing as affiliated outsiders on key board committees, and from Howard Schultz for serving as a non-independent board chair.

	1.2	Elect Director Barbara Bass --- Withhold
	1.3	Elect Director Howard P. Behar --- Withhold
	1.4	Elect Director William W. Bradley --- For
	1.5	Elect Director James L. Donald --- Withhold
	1.6	Elect Director Mellody Hobson --- For
	1.7	Elect Director Olden Lee --- For
	1.8	Elect Director James G. Shennan, Jr. --- Withhold
	1.9	Elect Director Javier G. Teruel --- For
	1.10	Elect Director Myron E. Ullman, III --- For
	1.11	Elect Director Craig E. Weatherup --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Though we commend the company on its effort to link cash bonuses with clearly defined performance criteria, the plan's annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
04/18/07 - A	State Street Corp. (Boston) *STT*		857477103		02/23/07	20,000
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director T. Albright --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Ronald E. Logue and affiliated outsiders Robert E. Weissman, Nader F. Darehshori, Arthur L. Goldstein, Tenley E. Albright and Charles R. LaMantia from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Robert E. Weissman, Nader F. Darehshori, Arthur L. Goldstein, Tenley E. Albright and Charles R. LaMantia for standing as affiliated outsiders on key board committees, and from Ronald E. Logue for serving as both board chair and CEO.

	1.2	Elect Director K. Burnes --- For
	1.3	Elect Director P. Coym --- For
	1.4	Elect Director N. Darehshori --- Withhold
	1.5	Elect Director A. Fawcett --- For
	1.6	Elect Director A. Goldstein --- Withhold
	1.7	Elect Director D. Gruber --- For
	1.8	Elect Director L. Hill --- For
	1.9	Elect Director C. LaMantia --- Withhold
	1.10	Elect Director R. Logue --- Withhold
	1.11	Elect Director M. Miskovic --- For
	1.12	Elect Director R. Sergel --- For
	1.13	Elect Director R. Skates --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.14	Elect Director G. Summe --- For
	1.15	Elect Director D. Walsh --- For
	1.16	Elect Director R. Weissman --- Withhold
	2	Increase Authorized Common Stock	For	For		Mgmt
The number of additional authorized common shares sought in this proposal meets our guidelines.
	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company's auditor. We believe the integrity of the auditor's relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest. In addition, the company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/12/07 - A	T. Rowe Price Group, Inc. *TROW*		74144T108		02/12/07	52,480
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Edward C. Bernard --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Brian C. Rogers, James A.C. Kennedy and Edward C. Bernard and affiliated outsider Anne Marie Whittemore, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Anne Marie Whittemore for standing as an affiliated outsider on key board committees, and from Brian C. Rogers for serving as a non-independent board chair.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director James T. Brady --- For
	1.3	Elect Director J. Alfred Broaddus, Jr. --- For
	1.4	Elect Director Donald B. Hebb, Jr. --- For
	1.5	Elect Director James A.C. Kennedy --- Withhold
	1.6	Elect Director Brian C. Rogers --- Withhold
	1.7	Elect Director Dr. Alfred Sommer --- For
	1.8	Elect Director Dwight S. Taylor --- For
	1.9	Elect Director Anne Marie Whittemore --- Withhold
	2	Approve Non-Employee Director Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 20%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	4	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not approve of this request.

04/19/07 - A	Texas Instruments Inc. *TXN*		882508104		02/20/07	50,200
	1	Elect Director James R. Adams	For	Against		Mgmt

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Thomas J. Engibous, Richard K. Templeton and affiliated outsiders James R. Adams, David L. Boren and David R. Goode from whom we will vote AGAINST for lack of a two-thirds majority independent board. We will also vote AGAINST James R. Adams, David L. Boren and David R. Goode for standing as affiliated outsiders on key board committees, AGAINST Thomas J. Engibous for serving as a non-independent board chair, and AGAINST the entire Compensation Committee for the disconnect between company's stock performance and the CEO's compensation.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	2	Elect Director David L. Boren	For	Against			Mgmt
	3	Elect Director Daniel A. Carp	For	Against			Mgmt
	4	Elect Director Carrie S. Cox	For	For			Mgmt
	5	Elect Director Thomas J. Engibous	For	Against			Mgmt
	6	Elect Director David R. Goode	For	Against			Mgmt
	7	Elect Director Pamela H. Patsley	For	For			Mgmt
	8	Elect Director Wayne R. Sanders	For	For			Mgmt
	9	Elect Director Ruth J. Simmons	For	Against			Mgmt
	10	Elect Director Richard K. Templeton	For	Against			Mgmt
	11	Elect Director Christine Todd Whitman	For	Against			Mgmt
	12	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/17/07 - A	The Charles Schwab Corp. *SCHW*		808513105		03/19/07		131,820
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director William F. Aldinger, III --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Paula A. Sneed, and WITHHOLD votes from affiliated outsider Donald G. Fisher for lack of a two-thirds majority independent board, and for standing on key board committees. We will also WITHHOLD votes from Audit Committee members Donald G. Fisher and William F. Aldinger III for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Donald G. Fisher --- Withhold
	1.3	Elect Director Paula A. Sneed --- For
	2	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

Taft-Hartley Advisory Services generally supports broad-based employee stock purchase plans as a means of linking shareholder interests with those of company employees. This plan qualifies as an employee stock purchase plan under Section 423 of the Internal Revenue Code. This plan has a reasonable employee purchasing cap and contains a predetermined offering period. As such, this ESPP meets our guidelines.

	3	Amend Omnibus Stock Plan	For	For			Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 10%, which meets our guidelines.
	4	Report on Political Contributions	Against	For			ShrHoldr

Taft-Hartley Advisory Services believes this proposal sends a strong message to the board that increased disclosure is needed for the use of company resources being contributed to political parties, candidates, committees, or politically affiliated entities. Shareholders have the inherent right to know if their capital is being used for social causes beyond the companies day to day operations. Therefore, we will support this item.

	5	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

Director accountability is the hallmark of good governance. The board election process must ensure that shareholders' expressions of dissatisfaction with the performance of directors have meaningful consequences. A majority vote standard transforms the director election process from a symbolic gesture to a meaningful voice for shareholders. Taft-Hartley Advisory Services believes that proposals seeking majority vote requirements in boardroom elections warrant shareholder support provided a majority vote requirement does not conflict with the state law where the company is incorporated. Further, Taft-Hartley Advisory Services will not support any resolutions that do not allow for a carveout for plurality elections when there are more nominees that board seats. Taft-Hartley Advisory Services advocates that a majority vote standard coupled with a director resignation policy would give full effect to the shareholder franchise. Accordingly, we believe that this item warrants support.

04/11/07 - A	The Goldman Sachs Group, Inc.		38141G104		01/26/07		18,070
	1	Elect Director Lloyd C. Blankfein	For	Against			Mgmt

We will vote FOR the director nominees with the exception of Lloyd C. Blankfein, from whom we will WITHHOLD votes for serving as both chairman and CEO.        Note, given that the ADP ballot does not allow for WITHHOLD vote recommendations, Taft-Hartley Advisory Services is therefore issuing AGAINST vote recommendations for the election of directors.

	2	Elect Director Lord Browne of Madingley	For	For			Mgmt
	3	Elect Director John H. Bryan	For	For			Mgmt
	4	Elect Director Gary D. Cohn	For	For			Mgmt
	5	Elect Director Claes Dahlback	For	For			Mgmt
	6	Elect Director Stephen Friedman	For	For			Mgmt
	7	Elect Director William W. George	For	For			Mgmt
	8	Elect Director Rajat K. Gupta	For	For			Mgmt
	9	Elect Director James A. Johnson	For	For			Mgmt
	10	Elect Director Lois D. Juliber	For	For			Mgmt
	11	Elect Director Edward M. Liddy	For	For			Mgmt
	12	Elect Director Ruth J. Simmons	For	For			Mgmt
	13	Elect Director Jon Winkelried	For	For			Mgmt
	14	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	15	Report on Charitable Contributions	Against	Against		ShrHoldr

The company currently complies with all federal and state regulations that require disclosure of charitable contributions for public scrutiny. We note that the laws that govern a company's political activities and this particular company's commitment to employees' rights regarding political activities are stringent enough to ensure political nonpartisanship. As a matter of policy, however, Taft-Hartley Advisory Services generally supports all shareholder requests seeking additional disclosure within reason. Our guidelines state that we will support proposals that ask for disclosure reporting of additional information that is not available outside the company and that is not proprietary in nature. We do not believe this proposal attempts to micromanage the company's operations and is reasonable enough for management to implement. As such, we will support this resolution.

	16	Sustainability Report	Against	For		ShrHoldr

In this case, Taft-Hartley Advisory Services notes that Goldman Sachs provides discussion on some issues related to sustainability on the company website, covering broad topics related to social and economic development, environmental policies and performance, and corporate ethics. Taft-Hartley Advisory Services believes that the company could benefit from creating a more structured sustainability report, similar to those produced by many other large multinational corporations. We recognize that the report requested is to be prepared at a reasonable cost and may exclude any proprietary information. Indeed, we believe that the company could benefit from designing a formal sustainability policy. Such a policy would serve as a focus for all of the company’s corporate responsibility initiatives and work to ensure that all levels of the company are working toward a sustainable, efficient, and responsible business model. We believe that preparation of this report will provide shareholders with a more complete view of the company’s sustainability issues, as such, we will support this proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	17	Prohibit Executive Stock-Based Awards	Against	Against		ShrHoldr

According to Taft-Hartley Advisory Services' policy, stock option plans should explicitly prohibit repricing underwater options without shareholder consent. We do, however, believe that issuers should have some latitude in determining the mix of award types granted to executives and employees. The company currently uses a mix of award types including options, restricted stock, and restricted stock unit in its compensation of senior executives. Prohibiting the award of any future stock options to anyone can constitute micromanagement and put the company at a competitive disadvantage. Because this proposal is overly restrictive, we will vote against this item.

10/10/06 - A	The Procter & Gamble Company *PG*		742718109		08/11/06	29,890
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Norman R. Augustine --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Margaret C. Whitman and WITHHOLD votes from insider A. G. Lafley, and affiliated outsiders Norman R. Augustine, Johnathan A. Rodgers and John F. Smith, Jr. for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Norman R. Augustine and John F. Smith, Jr. for standing as affiliated outsiders on key board committees, and from A. G. Lafley for serving as both chairman and CEO.

	1.2	Elect Director A.G. Lafley --- Withhold
	1.3	Elect Director Johnathan A. Rodgers --- Withhold
	1.4	Elect Director John F. Smith, Jr. --- Withhold
	1.5	Elect Director Margaret C. Whitman --- For
	2	Approve Decrease in Size of Board	For	For		Mgmt

Empirical evidence has shown that board size is not an indicator of performance. Proposals concerning board size should be evaluated based on management's stated motive for the change. In this case, the proposal is not being put forth to force a dissident member off the board. It would preclude an arbitrary increase in board size, and it may enable the board to operate more efficiently.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	4	Amend Omnibus Stock Plan	For	For		Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	5	Put Repricing of Stock Options to Shareholder Vote	Against	Against		ShrHoldr

Taft-Hartley Advisory Services believes that taking away the company's ability to grant stock options is an arbitrary and excessively restrictive proposal that could potentially prohibit the company from compensating employees based upon their individual and company-wide performance. Being unable to issue stock options could hinder the company's ability to attract and retain competent executive officers. Moreover, under the company's existing equity plans, the company is prohibited from repricing options without shareholder proposal. As such, Taft-Hartley Advisory Services does not feel that support of this proposal is warranted.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/17/07 - A	The Williams Companies, Inc. *WMB*		969457100		03/26/07		75,360
	1	Elect Director Kathleen B. Cooper	For	For			Mgmt
The director nominees meet our guidelines.
	2	Elect Director William R. Granberry	For	For			Mgmt
	3	Elect Director Charles M. Lillis	For	For			Mgmt
	4	Elect Director William G. Lowrie	For	For			Mgmt
	5	Ratify Auditors	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	6	Approve Omnibus Stock Plan	For	For			Mgmt
We support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 6%, which meets our guidelines.
	7	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

Taft-Hartley Advisory Services generally supports broad-based employee stock purchase plans as a means of linking shareholder interests with those of company employees. This plan qualifies as an employee stock purchase plan under Section 423 of the Internal Revenue Code. This plan has a reasonable employee purchasing cap and contains a predetermined offering period. As such, this ESPP meets our guidelines.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/15/07 - A	Thermo Fisher Scientific Inc. *TMO*		883556102		03/29/07		26,310
	1	Elect Director Marijn E. Dekkers	For	For			Mgmt
The director nominees meet our guidelines.
	2	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

Taft-Hartley Advisory Services approves of this plan because it complies with Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

	3	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

06/06/07 - A	Time Warner Telecom, Inc. *TWTC*		887319101		04/09/07		87,071
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory J. Attorri --- For
We will vote FOR the director nominees with the exception of insider Larissa L. Herda, from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Spencer B. Hays --- For
	1.3	Elect Director Larissa L. Herda --- Withhold
	1.4	Elect Director Kevin W. Mooney --- For
	1.5	Elect Director Kirby G. Pickle --- For
	1.6	Elect Director Roscoe C. Young, II --- For
	2	Amend Articles/Bylaws/Charter-Restate certificate of Incorporation to remove Class B common stock provisions.	For	For			Mgmt

The proposed amendments would remove outdated provisions from the company's certificate of incorporation and would more accurately reflect the company's existing governance structure. As such, we believe that this item warrants support.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/10/07 - A	UAL Corporation *UAUA*		902549807		03/12/07	33,900
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Richard J. Almeida --- For

We will vote FOR the director nominees with the exception of affiliated outsider James J. O'Connor, from whom we will WITHHOLD votes for standing as an affiliated outsider on key board committees. We will also WITHHOLD votes from Glenn F. Tilton for serving as both chairman and CEO, and from Audit Committee members Robert S. Miller and John H. Walker for neglecting to include auditor ratification on the proxy ballot.        Note, we will not be withholding votes from Audit Committee members Mary K. Bush, Richard J. Almeidaas, and David J. Vitale as they are new director nominees.

	1.2	Elect Director Mary K. Bush --- For
	1.3	Elect Director W. James Farrell --- For
	1.4	Elect Director Walter Isaacson --- For
	1.5	Elect Director Robert D. Krebs --- For
	1.6	Elect Director Robert S. Miller --- Withhold
	1.7	Elect Director James J. O'Connor --- Withhold
	1.8	Elect Director Glenn F. Tilton --- Withhold
	1.9	Elect Director David J. Vitale --- For

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.10	Elect Director John H. Walker --- Withhold

04/18/07 - A	UBS AG		H89231338		03/16/07		24,290
Meeting for ADR Holders
	1	ANNUAL REPORT, GROUP AND PARENT COMPANY ACCOUNTS FOR FINANCIAL YEAR 2006, REPORTS OF THE GROUP AND STATUTORY AUDITORS	For	For			Mgmt
We support this routine item in Switzerland.
	2	APPROPRIATION OF RETAINED EARNINGS DIVIDEND FOR FINANCIAL YEAR 2006	For	For			Mgmt

We use a minimum payout ratio of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis. Based on the payout ratio, which meets our minimum standard, we will vote in favor of the allocation of income resolution.

	3	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE GROUP EXECUTIVE BOARD	For	For			Mgmt

Granting discharge is a standard request in Switzerland and is generally granted unless a shareholder states a specific reason for withholding discharge and intends to undertake legal action. We are aware of no such concerns at UBS, and, as a result, we will vote for the board's proposal.

	4	RE-ELECTION OF BOARD MEMBER: STEPHAN HAERINGER	For	For			Mgmt
As we are not aware of any major shortcomings or egregious practices on UBS’s board, we will vote in favor of these proposals.
	5	RE-ELECTION OF BOARD MEMBER: HELMUT PANKE	For	For			Mgmt
	6	RE-ELECTION OF BOARD MEMBER: PETER SPUHLER	For	For			Mgmt
	7	ELECTION OF NEW BOARD MEMBER: SERGIO MARCHIONNE	For	For			Mgmt
	8	ELECTION OF THE GROUP AND STATUTORY AUDITORS	For	Against			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. In this instance, the non-auditing consulting fees are excessive and exceed a quarter of total fees paid. As such, we will vote against the company's auditor. We believe the integrity of the auditor's relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	9	CAPITAL REDUCTION: CANCELLATION OF SHARES REPURCHASED UNDER THE 2006/2007 SHARE BUYBACK PROGRAM AND RESPECTIVE AMENDMENT OF ARTICLE 4 PARA 1 OF THE ARTICLES OF ASSOCIATION	For	For		Mgmt

Share buybacks benefit shareholders by boosting the trading price and returning surplus capital. Additionally, repurchases usually improve the efficiency of the balance sheet, which may also enhance returns over the long term. In keeping with our support for the share repurchase program, we will vote for this item as well.

	10	CAPITAL REDUCTION: APPROVAL OF A NEW SHARE BUYBACK PROGRAM FOR 2007-2010	For	For		Mgmt

Since the repurchased shares will be cancelled, no voting power dilution will result. It should be noted, however, that although there is no cost to shareholders in dilution to their relative voting power, these buybacks represent a cost to shareholders in that their funds are diverted to buy back shares that will be used for some general purpose such as an acquisition. Since the share repurchase and issuance request falls within our guidelines, we will vote in favor of the resolution.

	11	IN CASE OF AD-HOC SHAREHOLDERS MOTIONS DURING THE ANNUAL GENERAL MEETING, I/WE AUTHORIZE MY/OUR PROXY TO ACT IN ACCORDANCE WITH THE BOARD OF DIRECTORS	For	Against		Mgmt
Please note that this is a non-voting item. However ADP views this as a voting item. So we have no choice but to vote against this proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/08/07 - A	Under Armour, Inc. *UA*		904311107		02/28/07	1,390
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Kevin A. Plank --- Withhold
We will vote FOR the director nominees with the exception of insider Kevin A. Plank, from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Byron K. Adams, Jr. --- For
	1.3	Elect Director Douglas E. Coltharp --- For
	1.4	Elect Director A.B. Krongard --- For
	1.5	Elect Director William R. McDermott --- For
	1.6	Elect Director Harvey L. Sanders --- For
	1.7	Elect Director Thomas J. Sippel --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.         We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

05/29/07 - A	UnitedHealth Group Incorporated *UNH*		91324P102		04/09/07	36,100
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William C. Ballard, Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Robert J. Darretta, and WITHHOLD votes from insider Stephen J. Hemsley and affiliated outsiders Richard T. Burke and William C. Ballard Jr. for lack of a two-thirds majority independent board. We will also WITHHOLD votes from William C. Ballard Jr. for standing as an affiliated outsider the Audit Committee, and from Richard T. Burke for serving as a non-independent board chair.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	1.2	Elect Director Richard T. Burke --- Withhold
	1.3	Elect Director Stephen J. Hemsley --- Withhold
	1.4	Elect Director Robert J. Darretta --- For
	2	Company Specific--Majority Vote for the Election of Directors	For	For			Mgmt

Taft-Hartley Advisory Services commends the company for seeking to adopt a majority voting standard in uncontested elections, with a carve out for plurality in contested election and a post-election director resignation policy.

	3	Declassify the Board of Directors	For	For			Mgmt
Taft-Hartley Advisory Services commends management for submitting this proposal, which demonstrates a commitment to shareholders’ interests.
	4	Reduce Supermajority Vote Requirement for Removal of Directors	For	For			Mgmt
Taft-Hartley Advisory Services supports this proposal.
	5	Reduce Supermajority Vote Requirement	For	For			Mgmt
Taft-Hartley Advisory Services supports this proposal.
	6	Amend Articles-Make Stylistic, Clarifying and Conforming Changes	For	For			Mgmt
Given that approval of this item will incorporate the amendments in Items 2-5 which we support, this item warrants support.
	7	Ratify Auditors	For	For			Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	8	Performance-Based and/or Time-Based Equity Awards	Against	For			ShrHoldr

Given that: (1) the company's long-term equity compensation program for senior executives is not performance-based according to Taft-Hartley Advisory Services' guidelines and; (2) this proposal is not overly restrictive, we will support this proposal.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
	9	Establish SERP Policy	Against	For		ShrHoldr

In this case, the company capped supplemental executive retirement plan benefits payable to the CEO at the amount vested and accrued as of May 1, 2006. Other current named executive officers do not have supplemental executive retirement plan benefits and, with the exception of pre-existing supplemental executive retirement plan obligations that the company may assume as a result of acquisitions, the company no longer provides such benefits. However, the company is not precluded from entering into a new SERP agreement with a new executive hire that includes base salary and bonus. Further, the company has not adopted a SERP policy that excludes variable compensation. As such, this item warrants support.

	10	Advisory Vote to Ratify Named Executive Officers' Compensation	Against	For		ShrHoldr

Taft-Hartley Advisory Services believes that the advisory vote would allow shareholders a voice in executive compensation practices of a company. The advisory vote would be a confidence vote on the work of the compensation committee. Taft-Hartley Advisory Services encourages companies to allow shareholders to express their opinions of executive compensation practices by establishing an annual referendum process. An advisory vote on executive compensation is another step forward in enhancing board accountability.

	11	Equal Access to the Proxy for Purpose of Electing a Director	Against	For		ShrHoldr

Proxy access is a tool that will enable investors to fulfill their ownership responsibilities while improving board accountability. We believe that this proxy access proposal allows significant shareholders an opportunity to participate in the nomination process, while safeguarding the process, the board, and the interests of all shareholders. Taft-Hartley Advisory Services believes that support for this ballot access proposal represents a significant and positive step in the director election process. The reform is needed to right a steeply tilted playing field on which management and board incumbents dominate the election process. This proposal affords shareholders an opportunity to effect reforms on the nomination process. Based on the fundamental need for a more effective and meaningful director election process and given the adequate provisions of this proposal, we believe that support for this resolution is warranted.

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

M Financial

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
05/15/07 - A	XTO Energy Inc *XTO*		98385X106		03/30/07	42,183
	1	Elect Director Lane G. Collins	For	For		Mgmt

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Lane G. Collins, and WITHHOLD votes from insider Bob R. Simpson, and affiliated outsider Scott G. Sherman, for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Scott G. Sherman for standing as an affiliated outsider on key board committees, and from Bob R. Simpson for serving as both chairman and CEO.

	2	Elect Director Scott G. Sherman	For	Against		Mgmt
	3	Elect Director Bob R. Simpson	For	Against		Mgmt
	4	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely. We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

Mgmt Rec - Company Management Recommended Vote

FRONTIER CAPITAL APPRECIATION FUND

Vote Summary

SEACHANGE INTERNATIONAL, INC.
Security	811699107	Meeting Type	Annual
Ticker Symbol	SEAC	Meeting Date	12-Jul-2006
ISIN		Agenda	932547699 - Management
City		Holding Recon Date	22-May-2006
Country	United States	Vote Deadline Date	11-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	W.C. STYSLINGER, III		For	For
02	TO APPROVE SEACHANGE'S THIRD AMENDED AND RESTATED 1996 EMPLOYEE STOCK PURCHASE PLAN.		Management	Against	Against
03	TO RATIFY THE APPOINTMENT OF SEACHANGE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PRICEWATERHOUSECOOPERS LLP.		Management	For	For

1 of 145

LONGVIEW FIBRE COMPANY
Security	543213102	Meeting Type	Contested-Consent
Ticker Symbol	LFB	Meeting Date	14-Jul-2006
ISIN		Agenda	932550456 - Opposition
City		Holding Recon Date	04-May-2006
Country	United States	Vote Deadline Date	13-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01	TO TAKE ALL ACTION NECESSARY TO PROVIDE FOR THE CALLING OF A SPECIAL MEETING	Management	For	*
*Management Position Unknown

2 of 145

BEA SYSTEMS, INC.
Security	073325102	Meeting Type	Annual
Ticker Symbol	BEAS	Meeting Date	19-Jul-2006
ISIN		Agenda	932557121 - Management
City		Holding Recon Date	26-May-2006
Country	United States	Vote Deadline Date	18-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	L. DALE CRANDALL		Withheld	Against
	2	WILLIAM H. JANEWAY		Withheld	Against
	3	R.T. SCHLOSBERG III		For	For
02	TO APPROVE THE ADOPTION OF THE BEA SYSTEMS, INC. 2006 STOCK INCENTIVE PLAN IN REPLACEMENT OF THE COMPANY'S 1997 STOCK INCENTIVE PLAN AND THE COMPANY'S 2000 NON-QUALIFIED STOCK INCENTIVE PLAN.		Management	For	For
03	TO RATIFY AND APPROVE THE BEA SYSTEMS, INC. SENIOR EXECUTIVE BONUS PLAN IN CONFORMITY WITH THE REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED.		Management	For	For
04	TO RATIFY AND APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 31, 2007.		Management
05	STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER PROPOSAL PROTOCOL.		Shareholder	Against	For
06	STOCKHOLDER PROPOSAL REGARDING REPEAL OF THE CLASSIFIED BOARD OF DIRECTORS.		Shareholder	For	Against

3 of 145

STERIS CORPORATION
Security	859152100	Meeting Type	Annual
Ticker Symbol	STE	Meeting Date	26-Jul-2006
ISIN		Agenda	932560560 - Management
City		Holding Recon Date	02-Jun-2006
Country	United States	Vote Deadline Date	25-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CYNTHIA L. FELDMANN		For	For
	2	STEPHEN R. HARDIS		Withheld	Against
	3	JACQUELINE B. KOSECOFF		For	For
	4	RAYMOND A. LANCASTER		For	For
	5	KEVIN M. MCMULLEN		Withheld	Against
	6	J.B. RICHEY		For	For
	7	MOHSEN M. SOHI		For	For
	8	LES C. VINNEY		For	For
	9	JOHN P. WAREHAM		For	For
	10	LOYAL W. WILSON		For	For
	11	MICHAEL B. WOOD		For	For
02	APPROVAL OF THE STERIS CORPORATION 2006 LONG- TERM EQUITY INCENTIVE PLAN.		Management	For	For
03	RATIFYING THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2007.		Management	For	For

4 of 145

CHICAGO BRIDGE & IRON COMPANY N.V.
Security	167250109	Meeting Type	Consent
Ticker Symbol	CBI	Meeting Date	28-Jul-2006
ISIN		Agenda	932563251 - Management
City		Holding Recon Date	09-Jun-2006
Country	United States	Vote Deadline Date	20-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF L. RICHARD FLURY	Management	For	For
1B	ELECTION OF DAVID P. BORDAGES	Management
1C	ELECTION OF VINCENT L. KONTNY	Management
1D	ELECTION OF SAMUEL C. LEVENTRY	Management
1E	ELECTION OF PHILIP K. ASHERMAN	Management
1F	ELECTION OF LUCIANO REYES	Management
2A	TO ELECT CHICAGO BRIDGE & IRON COMPANY B.V. AS A MEMBER OF THE MANAGEMENT BOARD	Management
2B	TO ELECT LEALAND FINANCE COMPANY B.V. AS A MEMBER OF THE MANAGEMENT BOARD	Management
03	TO AUTHORIZE THE PREPARATION OF THE ANNUAL ACCOUNTS AND THE ANNUAL REPORT	Management
04	TO DISCHARGE THE MEMBERS OF THE MANAGEMENT BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE OF THEIR DUTIES	Management
05	TO DISCHARGE THE MEMBERS OF THE SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE OF THEIR DUTIES	Management
06	TO RESOLVE ON THE FINAL DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2005	Management
07	TO DETERMINE THE COMPENSATION OF THE NON- EXECUTIVE CHAIRMAN OF THE SUPERVISORY BOARD	Management
08	TO APPROVE THE EXTENSION OF THE AUTHORITY OF THE MANAGEMENT BOARD TO REPURCHASE UP TO 10% OF THE ISSUED SHARE CAPITAL	Management
09	TO APPROVE THE EXTENSION OF THE AUTHORITY OF THE SUPERVISORY BOARD TO ISSUE AND/OR GRANT RIGHTS TO ACQUIRE SHARES	Management
10	TO APPOINT ERNST & YOUNG LLP OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.	Management

5 of 145

SAFENET, INC.
Security	78645R107	Meeting Type	Annual
Ticker Symbol	SFNT	Meeting Date	28-Jul-2006
ISIN		Agenda	932562603 - Management
City		Holding Recon Date	01-Jun-2006
Country	United States	Vote Deadline Date	27-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ANTHONY A. CAPUTO		For	For
	2	J. CARTER BEESE, JR.		For	For
	3	THOMAS A. BROOKS		Withheld	Against
	4	ANDREW E. CLARK		Withheld	Against
	5	SHELLEY A. HARRISON		For	For
	6	IRA A. HUNT, JR.		Withheld	Against
	7	ARTHUR L. MONEY		Withheld	Against
	8	WALTER W. STRAUB		Withheld	Against
	9	BRUCE R. THAW		Withheld	Against
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.		Management	Against	Against

6 of 145

RF MICRO DEVICES, INC.
Security	749941100	Meeting Type	Annual
Ticker Symbol	RFMD	Meeting Date	01-Aug-2006
ISIN		Agenda	932557943 - Management
City		Holding Recon Date	02-Jun-2006
Country	United States	Vote Deadline Date	31-Jul-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT A. BRUGGEWORTH		For	For
	2	DANIEL A. DILEO		For	For
	3	JEFFERY R. GARDNER		For	For
	4	DAVID A. NORBURY		Withheld	Against
	5	DR. ALBERT E. PALADINO		For	For
	6	WILLIAM J. PRATT		For	For
	7	ERIK H. VAN DER KAAY		For	For
	8	WALTER H. WILKINSON, JR		For	For
02	PROPOSAL TO AMEND THE EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.		Management	Against	Against
03
PROPOSAL TO (A) AMEND THE 2003 STOCK INCENTIVE
PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED
FOR ISSUANCE AND (B) APPROVE CERTAIN TERMS
DESIGNED TO PRESERVE THE TAX DEDUCTIBILITY OF
CERTAIN COMPENSATION PAID UNDER THE 2003 STOCK
INCENTIVE PLAN, PURSUANT TO THE PROVISIONS OF
SECTION 162(M) OF THE INTERNAL REVENUE CODE OF
1986, AS AMENDED.
			Management	For	For
04	PROPOSAL TO ADOPT THE 2006 DIRECTORS STOCK OPTION PLAN.		Management	For	For
05	PROPOSAL TO ADOPT THE CASH BONUS PLAN.		Management
06	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2007.		Management	For	For

7 of 145

GLOBAL IMAGING SYSTEMS, INC.
Security	37934A100	Meeting Type	Annual
Ticker Symbol	GISX	Meeting Date	07-Aug-2006
ISIN		Agenda	932568201 - Management
City		Holding Recon Date	30-Jun-2006
Country	United States	Vote Deadline Date	04-Aug-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DANIEL T. HENDRIX		Against	Against
	2	MICHAEL SHEA		For	For
	3	M. LAZANE SMITH		For	For

8 of 145

MERCURY COMPUTER SYSTEMS, INC.
Security	589378108	Meeting Type	Special
Ticker Symbol	MRCY	Meeting Date	07-Aug-2006
ISIN		Agenda	932563782 - Management
City		Holding Recon Date	19-Jun-2006
Country	United States	Vote Deadline Date	04-Aug-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE THE PROPOSED STOCK OPTION EXCHANGE PROGRAM AND RELATED AMENDMENT TO THE 2005 STOCK INCENTIVE PLAN DESCRIBED IN THE PROXY STATEMENT.	Management	Against	Against

9 of 145

BENNETT ENVIRONMENTAL INC.
Security	081906109	Meeting Type	Annual
Ticker Symbol	BEL	Meeting Date	08-Aug-2006
ISIN		Agenda	932565798 - Management
City		Holding Recon Date	05-Jul-2006
Country	United States	Vote Deadline Date	02-Aug-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01	ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES LISTED BELOW: MICHAEL F. BLAIR; BENOIT BOUCHARD; BERND CHRISTMAS; MICHAEL FLEISCHER; GEORGE PLODER; CHRISTOPHER S. WALLACE; DAVID WILLIAMS;	Management	For	For
02	APPOINTMENT OF KPMG LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	Management	For	For

10 of 145

WESTERN GAS RESOURCES, INC.
Security	958259103	Meeting Type	Special
Ticker Symbol	WGR	Meeting Date	23-Aug-2006
ISIN		Agenda	932569758 - Management
City		Holding Recon Date	21-Jul-2006
Country	United States	Vote Deadline Date	22-Aug-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF
MERGER, DATED AS OF JUNE 22, 2006, AS AMENDED,
AMONG ANADARKO PETROLEUM CORPORATION
("ANADARKO"), APC MERGER SUB, INC. ("MERGER SUB")
AND WESTERN, AND APPROVE THE MERGER OF MERGER
SUB WITH AND INTO WESTERN, WITH WESTERN
CONTINUING AS THE SURVIVING CORPORATION, ALL AS
MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
		Management	For	For

11 of 145

INTEGRATED DEVICE TECHNOLOGY, INC.
Security	458118106	Meeting Type	Annual
Ticker Symbol	IDTI	Meeting Date	14-Sep-2006
ISIN		Agenda	932573012 - Management
City		Holding Recon Date	25-Jul-2006
Country	United States	Vote Deadline Date	13-Sep-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	GREGORY S. LANG		For	For
	2	JOHN HOWARD		For	For
	3	NAM P. SUH, PH.D.		For	For
02	APPROVAL OF THE AMENDMENT TO THE COMPANY'S 2004 EQUITY PLAN TO INCREASE THE SHARES RESERVED FOR ISSUANCE THEREUNDER FROM 19,500,000 TO 24,500,000		Management	For	For
03	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For

12 of 145

GERBER SCIENTIFIC, INC.
Security	373730100	Meeting Type	Annual
Ticker Symbol	GRB	Meeting Date	21-Sep-2006
ISIN		Agenda	932576917 - Management
City		Holding Recon Date	21-Jul-2006
Country	United States	Vote Deadline Date	20-Sep-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DONALD P. AIKEN		For	For
	2	MARC T. GILES		For	For
	3	EDWARD G. JEPSEN		Withheld	Against
	4	RANDALL D. LEDFORD		Withheld	Against
	5	JOHN R. LORD		Withheld	Against
	6	CAROLE F. ST. MARK		For	For
	7	A. ROBERT TOWBIN		Withheld	Against
	8	W. JERRY VEREEN		Withheld	Against
02	2006 OMNIBUS INCENTIVE PLAN: PROPOSAL TO APPROVE THE ADOPTION OF THE 2006 OMNIBUS INCENTIVE PLAN		Management	For	For

13 of 145

ICON PLC
Security	45103T107	Meeting Type	Special
Ticker Symbol	ICLR	Meeting Date	29-Sep-2006
ISIN		Agenda	932581526 - Management
City		Holding Recon Date	08-Aug-2006
Country	United States	Vote Deadline Date	21-Sep-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
O1	TO RECEIVE THE ACCOUNTS AND REPORTS.	Management	For
S2	TO INCREASE THE AUTHORISED SHARE CAPITAL.	Management	For
S3	TO APPROVE THE CAPITALISATION AND BONUS ISSUE.	Management	For
S4	TO AUTHORISE THE COMPANY TO ALLOT SHARES.	Management	For
S5	TO DISAPPLY THE STATUTORY PRE-EMPTION RIGHTS.	Management	For

14 of 145

NATIONAL SEMICONDUCTOR CORPORATION
Security	637640103	Meeting Type	Annual
Ticker Symbol	NSM	Meeting Date	06-Oct-2006
ISIN		Agenda	932580170 - Management
City		Holding Recon Date	18-Aug-2006
Country	United States	Vote Deadline Date	05-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01A	ELECTION OF DIRECTOR: BRIAN L. HALLA	Management	For	For
01B	ELECTION OF DIRECTOR: STEVEN R. APPLETON	Management	For	For
01C	ELECTION OF DIRECTOR: GARY P. ARNOLD	Management	For	For
01D	ELECTION OF DIRECTOR: RICHARD J. DANZIG	Management	For	For
01E	ELECTION OF DIRECTOR: JOHN T. DICKSON	Management	For	For
01F	ELECTION OF DIRECTOR: ROBERT J. FRANKENBERG	Management	For	For
01G	ELECTION OF DIRECTOR: E. FLOYD KVAMME	Management	For	For
01H	ELECTION OF DIRECTOR: MODESTO A. MAIDIQUE	Management	For	For
01I	ELECTION OF DIRECTOR: EDWARD R. MCCRACKEN	Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.	Management	For	For

15 of 145

C-COR INCORPORATED
Security	125010108	Meeting Type	Annual
Ticker Symbol	CCBL	Meeting Date	17-Oct-2006
ISIN		Agenda	932585574 - Management
City		Holding Recon Date	18-Aug-2006
Country	United States	Vote Deadline Date	16-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RODNEY M. ROYSE		For	For
	2	STEVEN B. FINK		For	For
02	RATIFY THE APPOINTMENT OF KPMG LLP AS C-COR INCORPORATED'S INDEPENDENT AUDITORS FOR THE 2007 FISCAL YEAR.		Management	For	For

16 of 145

MEMC ELECTRONIC MATERIALS, INC.
Security	552715104	Meeting Type	Annual
Ticker Symbol	WFR	Meeting Date	25-Oct-2006
ISIN		Agenda	932587922 - Management
City		Holding Recon Date	13-Sep-2006
Country	United States	Vote Deadline Date	24-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT J. BOEHLKE		Withheld	Against
	2	C. DOUGLAS MARSH		Withheld	Against

17 of 145

HARRIS CORPORATION
Security	413875105	Meeting Type	Annual
Ticker Symbol	HRS	Meeting Date	27-Oct-2006
ISIN		Agenda	932586019 - Management
City		Holding Recon Date	01-Sep-2006
Country	United States	Vote Deadline Date	26-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	TERRY D. GROWCOCK		For	For
	2	LESLIE F. KENNE		For	For
	3	DAVID B. RICKARD		For	For
	4	GREGORY T. SWIENTON		For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS		Management	For	For

18 of 145

CHECKFREE CORPORATION
Security	162813109	Meeting Type	Annual
Ticker Symbol	CKFR	Meeting Date	01-Nov-2006
ISIN		Agenda	932587869 - Management
City		Holding Recon Date	15-Sep-2006
Country	United States	Vote Deadline Date	31-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	MARK A. JOHNSON		For	For
	2	EUGENE F. QUINN		For	For
02	APPROVAL OF THE CHECKFREE CORPORATION 2006 ASSOCIATE STOCK PURCHASE PLAN.		Management	For	For

19 of 145

HARRIS INTERACTIVE INC.
Security	414549105	Meeting Type	Annual
Ticker Symbol	HPOL	Meeting Date	01-Nov-2006
ISIN		Agenda	932590032 - Management
City		Holding Recon Date	15-Sep-2006
Country	United States	Vote Deadline Date	31-Oct-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LEONARD R. BAYER		For	For
	2	GEORGE BELL		For	For
	3	DAVID BRODSKY		Withheld	Against
02	MODIFICATION OF LONG TERM INCENTIVE PLAN TO PERMIT A ONE-TIME STOCK OPTION EXCHANGE PROGRAM.		Management	Against	Against

20 of 145

ANAREN, INC.
Security	032744104	Meeting Type	Annual
Ticker Symbol	ANEN	Meeting Date	02-Nov-2006
ISIN		Agenda	932586095 - Management
City		Holding Recon Date	08-Sep-2006
Country	United States	Vote Deadline Date	01-Nov-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DALE F. ECK		For	For
	2	CARL W. GERST, JR.		For	For
	3	JAMES G. GOULD		For	For
	4	JOHN L. SMUCKER		For	For
02	APPROVAL OF AMENDMENT OF 2004 COMPREHENSIVE LONG TERM INCENTIVE PLAN		Management	Against	Against
03	RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For

21 of 145

HARMAN INTERNATIONAL INDUSTRIES, INC
Security	413086109	Meeting Type	Annual
Ticker Symbol	HAR	Meeting Date	02-Nov-2006
ISIN		Agenda	932584801 - Management
City		Holding Recon Date	06-Sep-2006
Country	United States	Vote Deadline Date	01-Nov-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	EDWARD H. MEYER		For	For
	2	GINA HARMAN		Withheld	Against

22 of 145

MERCURY COMPUTER SYSTEMS, INC.
Security	589378108	Meeting Type	Special
Ticker Symbol	MRCY	Meeting Date	13-Nov-2006
ISIN		Agenda	932595296 - Management
City		Holding Recon Date	15-Sep-2006
Country	United States	Vote Deadline Date	10-Nov-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES R. BERTELLI		Withheld	Against
	2	RUSSELL K. JOHNSEN		Withheld	Against
	3	VINCENT VITTO		For	For
02	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE 1997 EMPLOYEE STOCK PURCHASE PLAN DESCRIBED IN THE PROXY STATEMENT.		Management

23 of 145

PAREXEL INTERNATIONAL CORPORATION
Security	699462107	Meeting Type	Annual
Ticker Symbol	PRXL	Meeting Date	14-Dec-2006
ISIN		Agenda	932600338 - Management
City		Holding Recon Date	17-Oct-2006
Country	United States	Vote Deadline Date	13-Dec-2006
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD L. LOVE		For	For
02	TO APPROVE AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF ORGANIZATION TO INCREASE THE AUTHORIZED SHARES OF COMMON STOCK FROM 50,000,000 TO 75,000,000		Management	For	For
03	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2007		Management	For	For

24 of 145

BROADWING CORPORATION
Security	11161E101	Meeting Type	Special
Ticker Symbol	BWNG	Meeting Date	03-Jan-2007
ISIN		Agenda	932611292 - Management
City		Holding Recon Date	20-Nov-2006
Country	United States	Vote Deadline Date	02-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE AND ADOPT THE MERGER AGREEMENT,
DATED AS OF OCTOBER 16, 2006, AS AMENDED, AMONG
LEVEL 3 COMMUNICATIONS, INC., LEVEL 3 SERVICES, LLC,
LEVEL 3 COLORADO, INC. AND BROADWING, AND TO
APPROVE THE MERGER PURSUANT TO THE MERGER
AGREEMENT.
		Management	For	For
02	TO APPROVE THE AMENDMENT AND RESTATEMENT OF BROADWING'S EMPLOYEE STOCK PURCHASE PLAN.	Management	Against	Against
03	SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Management	For	For

25 of 145

AMDOCS LIMITED
Security	G02602103	Meeting Type	Annual
Ticker Symbol	DOX	Meeting Date	18-Jan-2007
ISIN		Agenda	932615632 - Management
City		Holding Recon Date	20-Nov-2006
Country	United States	Vote Deadline Date	17-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	BRUCE K. ANDERSON		For	For
	2	ADRIAN GARDNER		For	For
	3	CHARLES E. FOSTER		For	For
	4	JAMES S. KAHAN		Withheld	Against
	5	DOV BAHARAV		For	For
	6	JULIAN A. BRODSKY		For	For
	7	ELI GELMAN		For	For
	8	NEHEMIA LEMELBAUM		For	For
	9	JOHN T. MCLENNAN		Withheld	Against
	10	ROBERT A. MINICUCCI		For	For
	11	SIMON OLSWANG		For	For
	12	MARIO SEGAL		Withheld	Against
	13	JOSEPH VARDI		For	For
02	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2006.		Management	For	For
03	RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.		Management	For	For

26 of 145

JACOBS ENGINEERING GROUP INC.
Security	469814107	Meeting Type	Annual
Ticker Symbol	JEC	Meeting Date	25-Jan-2007
ISIN		Agenda	932616634 - Management
City		Holding Recon Date	15-Dec-2006
Country	United States	Vote Deadline Date	24-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT C. DAVIDSON, JR.		For	For
	2	EDWARD V. FRITZKY		For	For
	3	ROBERT B. GWYN		For	For
	4	BENJAMIN F. MONTOYA		For	For
02	TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK TO 240 MILLION SHARES.		Management	For	For
03
TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF
INCORPORATION TO PROVIDE THAT ANY DIRECTOR
ELECTED BY THE BOARD TO FILL A VACANCY OR A NEWLY
CREATED DIRECTORSHIP SHALL STAND FOR ELECTION AT
THE NEXT ANNUAL MEETING OF SHAREHOLDERS.
			Management	For	For
04	TO APPROVE ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For

27 of 145

HUTCHINSON TECHNOLOGY INCORPORATED
Security	448407106	Meeting Type	Annual
Ticker Symbol	HTCH	Meeting Date	31-Jan-2007
ISIN		Agenda	932616622 - Management
City		Holding Recon Date	07-Dec-2006
Country	United States	Vote Deadline Date	30-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	W. THOMAS BRUNBERG		For	For
	2	ARCHIBALD COX, JR.		For	For
	3	WAYNE M. FORTUN		For	For
	4	JEFFREY W. GREEN		For	For
	5	RUSSELL HUFFER		For	For
	6	WILLIAM T. MONAHAN		For	For
	7	RICHARD B. SOLUM		Withheld	Against
	8	THOMAS R. VERHAGE		For	For
02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE 2007 FISCAL YEAR.		Management	For	For

28 of 145

CYBERONICS, INC.
Security	23251P102	Meeting Type	Contested-Annual
Ticker Symbol	CYBX	Meeting Date	01-Feb-2007
ISIN		Agenda	932621192 - Management
City		Holding Recon Date	18-Dec-2006
Country	United States	Vote Deadline Date	31-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	STANLEY H. APPEL, M.D.
	2	TONY COELHO
	3	GUY C. JACKSON
	4	KEVIN S. MOORE
	5	HUGH M. MORRISON
	6	ALAN OLSEN
	7	M.J. STRAUSS, M.D., MPH
	8	REESE S. TERRY, JR.
02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CYBERONICS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 27, 2007.		Management

29 of 145

CYBERONICS, INC.
Security	23251P102	Meeting Type	Contested-Annual
Ticker Symbol	CYBX	Meeting Date	01-Feb-2007
ISIN		Agenda	932621205 - Opposition
City		Holding Recon Date	18-Dec-2006
Country	United States	Vote Deadline Date	31-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ALFRED J. NOVAK		Withheld	*
	2	ARTHUR L. ROSENTHAL		Withheld	*
	3	JEFFREY E. SCHWARZ		Withheld	*
02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS TO REPORT ON THE CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING APRIL 27, 2007.		Management	Against	*
*Management Position Unknown

30 of 145

VISTACARE, INC.
Security	92839Y109	Meeting Type	Annual
Ticker Symbol	VSTA	Meeting Date	01-Feb-2007
ISIN		Agenda	932620152 - Management
City		Holding Recon Date	26-Dec-2006
Country	United States	Vote Deadline Date	31-Jan-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JON M. DONNELL		For	For
	2	PERRY G. FINE		For	For
	3	JACK A. HENRY		For	For
02	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS REGISTERED PUBLIC ACCOUNTING FIRM FOR VISTACARE, INC. FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007.		Management	For	For

31 of 145

OSHKOSH TRUCK CORPORATION
Security	688239201	Meeting Type	Annual
Ticker Symbol	OSK	Meeting Date	06-Feb-2007
ISIN		Agenda	932616343 - Management
City		Holding Recon Date	11-Dec-2006
Country	United States	Vote Deadline Date	05-Feb-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	J. WILLIAM ANDERSEN		For	For
	2	ROBERT G. BOHN		For	For
	3	ROBERT A. CORNOG		For	For
	4	RICHARD M. DONNELLY		For	For
	5	DONALD V. FITES		For	For
	6	FREDERICK M. FRANKS, JR		For	For
	7	MICHAEL W. GREBE		For	For
	8	KATHLEEN J. HEMPEL		For	For
	9	HARVEY N. MEDVIN		For	For
	10	J. PETER MOSLING, JR.		For	For
	11	RICHARD G. SIM		For	For
02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007.		Management

32 of 145

WESTERN DIGITAL CORPORATION
Security	958102105	Meeting Type	Annual
Ticker Symbol	WDC	Meeting Date	06-Feb-2007
ISIN		Agenda	932616367 - Management
City		Holding Recon Date	14-Dec-2006
Country	United States	Vote Deadline Date	05-Feb-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: MATTHEW E. MASSENGILL.	Management	For	For
1B	ELECTION OF DIRECTOR: PETER D. BEHRENDT.	Management	Against	Against
1C	ELECTION OF DIRECTOR: KATHLEEN A. COTE.	Management	Against	Against
1D	ELECTION OF DIRECTOR: JOHN F. COYNE.	Management	For	For
1E	ELECTION OF DIRECTOR: HENRY T. DENERO.	Management	Against	Against
1F	ELECTION OF DIRECTOR: WILLIAM L. KIMSEY.	Management	Against	Against
1G	ELECTION OF DIRECTOR: MICHAEL D. LAMBERT.	Management	Against	Against
1H	ELECTION OF DIRECTOR: ROGER H. MOORE.	Management	Against	Against
1I	ELECTION OF DIRECTOR: THOMAS E. PARDUN.	Management	Against	Against
1J	ELECTION OF DIRECTOR: ARIF SHAKEEL.	Management	For	For
02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JUNE 29, 2007.	Management	Against	Against

33 of 145

ANDREW CORPORATION
Security	034425108	Meeting Type	Annual
Ticker Symbol	ANDW	Meeting Date	07-Feb-2007
ISIN		Agenda	932618638 - Management
City		Holding Recon Date	11-Dec-2006
Country	United States	Vote Deadline Date	06-Feb-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	W.L. BAX		For	For
	2	T.A. DONAHOE		For	For
	3	R.E. FAISON		For	For
	4	J.D. FLUNO		For	For
	5	W.O. HUNT		For	For
	6	G.A. POCH		For	For
	7	A.F. POLLACK		For	For
	8	G.O. TONEY		For	For
	9	A.L. ZOPP		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC AUDITORS FOR FISCAL YEAR 2007.		Management	For	For

34 of 145

MICROSEMI CORPORATION
Security	595137100	Meeting Type	Annual
Ticker Symbol	MSCC	Meeting Date	21-Feb-2007
ISIN		Agenda	932624922 - Management
City		Holding Recon Date	05-Jan-2007
Country	United States	Vote Deadline Date	20-Feb-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DENNIS R. LEIBEL		For	For
	2	JAMES J. PETERSON		For	For
	3	THOMAS R. ANDERSON		For	For
	4	WILLIAM E. BENDUSH		For	For
	5	WILLIAM L. HEALEY		For	For
	6	PAUL F. FOLINO		For	For
	7	MATTHEW E. MASSENGILL		For	For
02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS TO AUDIT OUR FINANCIAL STATEMENTS FOR FISCAL YEAR 2007.		Management	For	For

35 of 145

MINDSPEED TECHNOLOGIES, INC.
Security	602682106	Meeting Type	Annual
Ticker Symbol	MSPD	Meeting Date	05-Mar-2007
ISIN		Agenda	932626457 - Management
City		Holding Recon Date	05-Jan-2007
Country	United States	Vote Deadline Date	02-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DONALD R. BEALL		Withheld	Against
	2	DONALD H. GIPS		Withheld	Against
	3	JERRE L. STEAD		Withheld	Against
02	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	APPROVAL OF AMENDMENT TO 2003 LONG-TERM INCENTIVES PLAN.		Management	Against	Against
04	APPROVAL OF AMENDMENT TO DIRECTORS STOCK PLAN.		Management	For	For

36 of 145

CABOT MICROELECTRONICS CORPORATION
Security	12709P103	Meeting Type	Annual
Ticker Symbol	CCMP	Meeting Date	06-Mar-2007
ISIN		Agenda	932625316 - Management
City		Holding Recon Date	16-Jan-2007
Country	United States	Vote Deadline Date	05-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	H. LAURANCE FULLER		For	For
	2	EDWARD J. MOONEY		For	For
02	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2007.		Management	For	For

37 of 145

CIENA CORPORATION
Security	171779309	Meeting Type	Annual
Ticker Symbol	CIEN	Meeting Date	14-Mar-2007
ISIN		Agenda	932626851 - Management
City		Holding Recon Date	19-Jan-2007
Country	United States	Vote Deadline Date	13-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LAWTON W. FITT		For	For
	2	PATRICK H NETTLES PH.D.		For	For
	3	MICHAEL J. ROWNY		For	For
02	RATIFICATION OF THE ELECTION BY THE BOARD OF DIRECTORS OF BRUCE L. CLAFLIN AS A CLASS III DIRECTOR IN ACCORDANCE WITH CIENA'S PRINCIPLES OF CORPORATE GOVERNANCE.		Management	For	For
03	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CIENA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.		Management	For	For

38 of 145

FREEPORT-MCMORAN COPPER & GOLD INC.
Security	35671D857	Meeting Type	Special
Ticker Symbol	FCX	Meeting Date	14-Mar-2007
ISIN		Agenda	932632525 - Management
City		Holding Recon Date	12-Feb-2007
Country	United States	Vote Deadline Date	13-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
APPROVAL OF THE PROPOSED AMENDMENT TO THE
FREEPORT-MCMORAN COPPER & GOLD INC. CERTIFICATE
OF INCORPORATION TO INCREASE THE AUTHORIZED
NUMBER OF SHARES OF FREEPORT-MCMORAN CAPITAL
STOCK TO 750,000,000, TO INCREASE THE AUTHORIZED
NUMBER OF SHARES OF CLASS B COMMON STOCK TO
700,000,000, ALL AS MORE FULLY DESCRIBED IN THE JOINT
PROXY STATEMENT/PROSPECTUS DATED FEBRUARY 12,
2007.
		Management	For	For
02
APPROVAL OF THE PROPOSED ISSUANCE OF SHARES OF
FREEPORT-MCMORAN COMMON STOCK IN CONNECTION
WITH THE TRANSACTION CONTEMPLATED BY THE
AGREEMENT AND PLAN OF MERGER, DATED AS OF
NOVEMBER 18, 2006, AMONG FREEPORT-MCMORAN,
PHELPS DODGE CORPORATION AND PANTHER
ACQUISITION CORPORATION.
		Management	For	For
03	APPROVAL OF THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO PERMIT SOLICITATION OF ADDITIONAL PROXIES IN FAVOR OF EACH OF PROPOSAL 1 AND PROPOSAL 2.	Management	For	For

39 of 145

QUIKSILVER, INC.
Security	74838C106	Meeting Type	Annual
Ticker Symbol	ZQK	Meeting Date	16-Mar-2007
ISIN		Agenda	932633274 - Management
City		Holding Recon Date	31-Jan-2007
Country	United States	Vote Deadline Date	15-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DOUGLAS K. AMMERMAN		Withheld	Against
	2	WILLIAM M. BARNUM, JR.		For	For
	3	LAURENT BOIX-VIVES		Withheld	Against
	4	CHARLES E. CROWE		For	For
	5	CHARLES S. EXON		For	For
	6	MICHAEL H. GRAY		For	For
	7	TIMOTHY M. HARMON		For	For
	8	BERNARD MARIETTE		For	For
	9	ROBERT B. MCKNIGHT, JR.		For	For
	10	HEIDI J. UEBERROTH		For	For
02	APPROVAL OF THE AMENDMENT OF THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.		Management	For	For
03	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2000 STOCK INCENTIVE PLAN AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.		Management	For	For

40 of 145

THE COOPER COMPANIES, INC.
Security	216648402	Meeting Type	Annual
Ticker Symbol	COO	Meeting Date	20-Mar-2007
ISIN		Agenda	932631167 - Management
City		Holding Recon Date	05-Feb-2007
Country	United States	Vote Deadline Date	19-Mar-2007
SEDOL(s)		Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	A. THOMAS BENDER		For	For
	2	JOHN D. FRUTH		For	For
	3	MICHAEL H. KALKSTEIN		For	For
	4	JODY LINDELL		For	For
	5	MOSES MARX		For	For
	6	DONALD PRESS		For	For
	7	STEVEN ROSENBERG		For	For
	8	A.E. RUBENSTEIN, M.D.		For	For
	9	ROBERT S. WEISS		For	For
	10	STANLEY ZINBERG, M.D.		For	For
02	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COOPER COMPANIES, INC. FOR THE FISCAL YEAR ENDING OCTOBER 31, 2007.		Management	For	For
03	APPROVAL OF THE 2007 LONG-TERM INCENTIVE PLAN.		Management	For	For

41 of 145

ECI TELECOM LTD.
Security	268258100	Meeting Type	Special
Ticker Symbol	ECIL	Meeting Date	22-Mar-2007
ISIN		Agenda	932633096 - Management
City		Holding Recon Date	12-Feb-2007
Country	United States	Vote Deadline Date	20-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE AN AMENDMENT TO ARTICLE 69 OF THE COMPANY'S ARTICLES OF ASSOCIATION, RELATING TO INDEMNIFICATION OF DIRECTORS AND OTHER OFFICE HOLDERS.	Management	For	For
1A	I DO NOT HAVE A PERSONAL INTEREST IN PROPOSAL 1. (IF YOU DO NOT HAVE A PERSONAL INTEREST, MARK THE "FOR" BOX. IF YOU HAVE A PERSONAL INTEREST, MARK THE "AGAINST" BOX.)	Management	For	For
02	SUBJECT TO APPROVAL OF PROPOSAL 1, TO APPROVE AN AMENDMENT TO THE TERMS OF DIRECTORS' INDEMNIFICATION.	Management	For	For
2A	I DO NOT HAVE A PERSONAL INTEREST IN PROPOSAL 2. (IF YOU DO NOT HAVE A PERSONAL INTEREST, MARK THE "FOR" BOX. IF YOU HAVE A PERSONAL INTEREST, MARK THE "AGAINST" BOX.)	Management	For	For
03	TO APPROVE A CONSULTANCY AGREEMENT WITH NIEL RANSOM, ONE OF THE COMPANY'S DIRECTORS.	Management	Against	Against
04	TO APPROVE A REGISTRATION RIGHTS AGREEMENT IN CONNECTION WITH SHARES HELD BY THE COMPANY'S TWO LARGEST SHAREHOLDERS.	Management	For	For
4A	I DO NOT HAVE A PERSONAL INTEREST IN PROPOSAL 4. (IF YOU DO NOT HAVE A PERSONAL INTEREST, MARK THE "FOR" BOX. IF YOU HAVE A PERSONAL INTEREST, MARK THE "AGAINST" BOX.	Management	For	For

42 of 145

SYNOPSYS, INC.
Security	871607107	Meeting Type	Annual
Ticker Symbol	SNPS	Meeting Date	23-Mar-2007
ISIN		Agenda	932633399 - Management
City		Holding Recon Date	14-Feb-2007
Country	United States	Vote Deadline Date	22-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	AART J. DE GEUS		For	For
	2	CHI-FOON CHAN		For	For
	3	BRUCE R. CHIZEN		For	For
	4	DEBORAH A. COLEMAN		For	For
	5	SASSON SOMEKH		For	For
	6	ROY VALLEE		For	For
	7	STEVEN C. WALSKE		For	For
02	TO RATIFY THE APPOINTMENT BY OUR AUDIT COMMITTEE OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2007.		Management	For	For

43 of 145

SKYWORKS SOLUTIONS, INC.
Security	83088M102	Meeting Type	Annual
Ticker Symbol	SWKS	Meeting Date	29-Mar-2007
ISIN		Agenda	932629287 - Management
City		Holding Recon Date	29-Jan-2007
Country	United States	Vote Deadline Date	28-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	KEVIN L. BEEBE		Withheld	Against
	2	TIMOTHY R. FUREY		Withheld	Against
	3	DAVID J. MCLACHLAN		For	For
02	TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2007.		Management	For	For

44 of 145

INTRALASE CORP.
Security	461169104	Meeting Type	Special
Ticker Symbol	ILSE	Meeting Date	30-Mar-2007
ISIN		Agenda	932635747 - Management
City		Holding Recon Date	22-Feb-2007
Country	United States	Vote Deadline Date	29-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
TO CONSIDER AND VOTE UPON A PROPOSAL TO ADOPT
THE AGREEMENT AND PLAN OF MERGER, DATED AS OF
JANUARY 5, 2007 (THE "MERGER AGREEMENT"), BY AND
AMONG INTRALASE, ADVANCED MEDICAL OPTICS, INC.
("AMO") AND IRONMAN MERGER CORPORATION ("MERGER
SUB"), PURSUANT TO WHICH MERGER SUB WILL BE
MERGED WITH AND INTO INTRALASE, WITH INTRALASE
SURVIVING THE MERGER (THE "MERGER").
		Management	For	For
02
IF NECESSARY OR APPROPRIATE, TO APPROVE THE
POSTPONEMENT OR ADJOURNMENT OF THE SPECIAL
MEETING FOR, AMONG OTHER REASONS, THE
SOLICITATION OF ADDITIONAL PROXIES IN THE EVENT
THAT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF
THE SPECIAL MEETING TO APPROVE THE PROPOSAL TO
ADOPT THE MERGER AGREEMENT AND APPROVE THE
MERGER.
		Management	For	For

45 of 145

CORE LABORATORIES N.V.
Security	N22717107	Meeting Type	Annual
Ticker Symbol	CLB	Meeting Date	02-Apr-2007
ISIN		Agenda	932634567 - Management
City		Holding Recon Date	07-Feb-2007
Country	United States	Vote Deadline Date	30-Mar-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF SUPERVISORY DIRECTOR: D. JOHN OGREN.	Management	For	For
1B	ELECTION OF SUPERVISORY DIRECTOR: JOSEPH R. PERNA.	Management	For	For
1C	ELECTION OF SUPERVISORY DIRECTOR: JACOBUS SCHOUTEN.	Management	For	For
02	TO CONFIRM AND ADOPT OUR DUTCH STATUTORY ANNUAL ACCOUNTS IN THE ENGLISH LANGUAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006.	Management	Abstain	Against
03	TO APPROVE AND RESOLVE THE CANCELLATION OF OUR REPURCHASED SHARES.	Management	For	For
04	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO REPURCHASE UP TO 10% OF OUR ISSUED SHARE CAPITAL UNTIL OCTOBER 2, 2008.	Management	For	For
05	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO ISSUE SHARES AND/OR TO GRANT RIGHTS.	Management	Against	Against
06	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO LIMIT OR EXCLUDE THE PREEMPTIVE RIGHTS OF THE HOLDERS OF OUR COMMON SHARES AND/OR PREFERENCE SHARES UNTIL APRIL 2, 2012.	Management	Against	Against
07	TO APPROVE AND RESOLVE THE AMENDMENT AND RESTATEMENT OF THE CORE LABORATORIES N.V. 1995 LONG-TERM INCENTIVE PLAN.	Management	For	For
08	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS OUR COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDED DECEMBER 31, 2007.	Management	For	For

46 of 145

WADDELL & REED FINANCIAL, INC.
Security	930059100	Meeting Type	Annual
Ticker Symbol	WDR	Meeting Date	11-Apr-2007
ISIN		Agenda	932639288 - Management
City		Holding Recon Date	14-Feb-2007
Country	United States	Vote Deadline Date	10-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	HENRY J. HERRMANN		For	For
	2	JAMES M. RAINES		For	For
	3	WILLIAM L. ROGERS		For	For
02
APPROVAL OF AN AMENDMENT TO THE WADDELL & REED
FINANCIAL, INC. STOCK INCENTIVE PLAN, AS AMENDED
AND RESTATED, TO ELIMINATE (1) THE COMPANY'S ABILITY
TO ISSUE INCENTIVE STOCK OPTIONS, (2) THE TEN-YEAR
TERM OF THE PLAN, AND (3) THE COMPANY'S ABILITY TO
ADD BACK TO THE POOL OF SHARES RESERVED FOR
ISSUANCE UNDER THE PLAN, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
			Management	For	For
03	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2007.		Management	For	For

47 of 145

ALBANY INTERNATIONAL CORP.
Security	012348108	Meeting Type	Annual
Ticker Symbol	AIN	Meeting Date	13-Apr-2007
ISIN		Agenda	932640205 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	12-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	FRANK R. SCHMELER		For	For
	2	JOSEPH G. MORONE		For	For
	3	THOMAS R. BEECHER, JR.		For	For
	4	CHRISTINE L. STANDISH		For	For
	5	ERLAND E. KAILBOURNE		For	For
	6	JOHN C. STANDISH		For	For
	7	JUHANI PAKKALA		For	For
	8	PAULA H.J. CHOLMONDELEY		Withheld	Against
	9	JOHN F. CASSIDY, JR.		For	For
	10	EDGAR G. HOTARD		For	For

48 of 145

RITCHIE BROS. AUCTIONEERS INCORPORAT
Security	767744105	Meeting Type	Annual and Special Meeting
Ticker Symbol	RBA	Meeting Date	13-Apr-2007
ISIN		Agenda	932642108 - Management
City		Holding Recon Date	02-Mar-2007
Country	United States	Vote Deadline Date	10-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CHARLES EDWARD CROFT		For	For
	2	PETER JAMES BLAKE		For	For
	3	CLIFFORD RUSSELL CMOLIK		Withheld	Against
	4	ERIC PATEL		For	For
	5	BEVERLEY ANNE BRISCOE		For	For
	6	ROBERT WAUGH MURDOCH		For	For
	7	E. BALTAZAR PITONIAK		For	For
02	APPOINTMENT OF KPMG LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
03
APPROVAL OF THE AMENDED AND RESTATED STOCK
OPTION PLAN OF THE COMPANY, AND THE PROPOSED
AMENDMENTS CONTAINED THEREIN AS SUBSTANTIALLY
DESCRIBED IN THE INFORMATION CIRCULAR OF THE
COMPANY DATED MARCH 14, 2007, THE FULL TEXT OF
WHICH RESOLUTION IS SET OUT IN SCHEDULE "A" IN SUCH
INFORMATION CIRCULAR.
			Management	For	For
04
APPROVAL OF THE ADOPTION OF A SHAREHOLDER RIGHTS
PLAN IN ACCORDANCE WITH A SHAREHOLDER RIGHTS
PLAN AGREEMENT DATED AS OF FEBRUARY 22, 2007
BETWEEN THE COMPANY AND COMPUTERSHARE
INVESTOR SERVICES INC., THE FULL TEXT OF WHICH
RESOLUTION IS SET OUT IN SCHEDULE "B" IN THE
INFORMATION CIRCULAR OF THE COMPANY DATED MARCH
14, 2007.
			Management	For	For

49 of 145

AMN HEALTHCARE SERVICES, INC.
Security	001744101	Meeting Type	Annual
Ticker Symbol	AHS	Meeting Date	18-Apr-2007
ISIN		Agenda	932645926 - Management
City		Holding Recon Date	16-Feb-2007
Country	United States	Vote Deadline Date	17-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	STEVEN C. FRANCIS		For	For
	2	SUSAN R. NOWAKOWSKI		For	For
	3	R. JEFFREY HARRIS		For	For
	4	WILLIAM F. MILLER III		For	For
	5	ANDREW M. STERN		For	For
	6	DOUGLAS D. WHEAT		For	For
	7	PAUL E. WEAVER		For	For
02	APPROVAL OF THE AMENDMENTS TO THE COMPANY'S EQUITY PLAN.		Management	For	For
03	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

50 of 145

COGNEX CORPORATION
Security	192422103	Meeting Type	Special
Ticker Symbol	CGNX	Meeting Date	18-Apr-2007
ISIN		Agenda	932640231 - Management
City		Holding Recon Date	02-Mar-2007
Country	United States	Vote Deadline Date	17-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT J. SHILLMAN		For	For
	2	ANTHONY SUN		Withheld	Against
02	APPROVAL OF COGNEX CORPORATION 2007 STOCK OPTION AND INCENTIVE PLAN		Management	Against	Against

51 of 145

HERCULES INCORPORATED
Security	427056106	Meeting Type	Annual
Ticker Symbol	HPC	Meeting Date	19-Apr-2007
ISIN		Agenda	932649380 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	18-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN C. HUNTER, III		For	For
	2	ROBERT D. KENNEDY		For	For
	3	CRAIG A. ROGERSON		For	For
02	RATIFICATION OF BDO SEIDMAN, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2007.		Management	For	For
03	AMENDMENTS TO HERCULES' AMENDED AND RESTATED CERTIFICATE OF INCORPORATION AND HERCULES' REVISED AND AMENDED BY-LAWS.		Management	For	For

52 of 145

LONGVIEW FIBRE COMPANY
Security	543213102	Meeting Type	Special
Ticker Symbol	LFB	Meeting Date	19-Apr-2007
ISIN		Agenda	932643491 - Management
City		Holding Recon Date	12-Mar-2007
Country	United States	Vote Deadline Date	18-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
TO APPROVE THE AGREEMENT AND PLAN OF MERGER,
DATED AS OF FEBRUARY 2, 2007, AS AMENDED (THE
"MERGER AGREEMENT"), BY AND AMONG LONGVIEW FIBRE
COMPANY ("LONGVIEW"), BROOKFIELD ASSET
MANAGEMENT INC. AND HORIZON ACQUISITION CO. ("SUB")
AND THE TRANSACTIONS CONTEMPLATED THEREBY,
INCLUDING THE MERGER, ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.
		Management	For	For
02
TO POSTPONE OR ADJOURN THE SPECIAL MEETING TO A
LATER DATE TO SOLICIT ADDITIONAL PROXIES IN FAVOR
OF THE APPROVAL OF THE MERGER AGREEMENT AND THE
TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING
THE MERGER, IF THERE ARE NOT SUFFICIENT VOTES FOR
SUCH APPROVAL AT THE TIME OF THE SPECIAL MEETING.
		Management	For	For

53 of 145

SILICON LABORATORIES INC.
Security	826919102	Meeting Type	Annual
Ticker Symbol	SLAB	Meeting Date	19-Apr-2007
ISIN		Agenda	932640712 - Management
City		Holding Recon Date	20-Feb-2007
Country	United States	Vote Deadline Date	18-Apr-2007
SEDOL(s)		Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	R. TED ENLOE III		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF SILICON LABORATORIES INC. FOR THE FISCAL YEAR ENDING DECEMBER 29, 2007.	Management	For	For

54 of 145

FMC CORPORATION
Security	302491303	Meeting Type	Annual
Ticker Symbol	FMC	Meeting Date	24-Apr-2007
ISIN		Agenda	932643681 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	23-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	WILLIAM F. REILLY		For	For
	2	WILLIAM G. WALTER		For	For
02	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For

55 of 145

GOODRICH CORPORATION
Security	382388106	Meeting Type	Annual
Ticker Symbol	GR	Meeting Date	24-Apr-2007
ISIN		Agenda	932639911 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	23-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DIANE C. CREEL		For	For
	2	GEORGE A. DAVIDSON, JR.		For	For
	3	HARRIS E. DELOACH, JR.		For	For
	4	JAMES W. GRIFFITH		For	For
	5	WILLIAM R. HOLLAND		For	For
	6	JOHN P. JUMPER		For	For
	7	MARSHALL O. LARSEN		For	For
	8	LLOYD W. NEWTON		For	For
	9	DOUGLAS E. OLESEN		For	For
	10	ALFRED M. RANKIN, JR.		For	For
	11	A. THOMAS YOUNG		For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2007		Management	For	For
03	SHAREHOLDER PROPOSAL - PAY-FOR-SUPERIOR PERFORMANCE		Shareholder	Against	For

56 of 145

KIRBY CORPORATION
Security	497266106	Meeting Type	Annual
Ticker Symbol	KEX	Meeting Date	24-Apr-2007
ISIN		Agenda	932646269 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	23-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	C. SEAN DAY		For	For
	2	WILLIAM M. LAMONT, JR.		For	For
	3	C. BERDON LAWRENCE		Withheld	Against
02	TO RATIFY THE SELECTION OF KPMG LLP AS KIRBY CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2007.		Management	For	For

57 of 145

POWER-ONE, INC.
Security	739308104	Meeting Type	Annual
Ticker Symbol	PWER	Meeting Date	24-Apr-2007
ISIN		Agenda	932646322 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	23-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	KENDALL R. BISHOP		For	For
	2	GAYLA J. DELLY		For	For
	3	STEVEN J. GOLDMAN		For	For
	4	JON E.M. JACOBY		For	For
	5	MARK MELLIAR-SMITH		For	For
	6	JAY WALTERS		For	For
	7	WILLIAM T. YEATES		For	For
02	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS FOR THE COMPANY.		Management	For	For

58 of 145

REGENERATION TECHNOLOGIES, INC.
Security	75886N100	Meeting Type	Annual
Ticker Symbol	RTIX	Meeting Date	24-Apr-2007
ISIN		Agenda	932661677 - Management
City		Holding Recon Date	16-Mar-2007
Country	United States	Vote Deadline Date	23-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	BRIAN K. HUTCHISON		For	For
	2	DAVID J. SIMPSON		Withheld	Against

59 of 145

CHEMTURA CORPORATION
Security	163893100	Meeting Type	Annual
Ticker Symbol	CEM	Meeting Date	25-Apr-2007
ISIN		Agenda	932664510 - Management
City		Holding Recon Date	26-Feb-2007
Country	United States	Vote Deadline Date	24-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	MARTIN M. HALE		For	For
	2	C.A. (LANCE) PICCOLO		For	For
	3	BRUCE F. WESSON		Withheld	Against

60 of 145

MEMC ELECTRONIC MATERIALS, INC.
Security	552715104	Meeting Type	Annual
Ticker Symbol	WFR	Meeting Date	25-Apr-2007
ISIN		Agenda	932643910 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	24-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN MARREN		For	For
	2	WILLIAM E. STEVENS		Withheld	Against
	3	JAMES B. WILLIAMS		For	For
02	APPROVAL OF AMENDMENT TO 2001 PLAN.		Management	For	For

61 of 145

CROWN HOLDINGS, INC.
Security	228368106	Meeting Type	Annual
Ticker Symbol	CCK	Meeting Date	26-Apr-2007
ISIN		Agenda	932657414 - Management
City		Holding Recon Date	13-Mar-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JENNE K. BRITELL		For	For
	2	JOHN W. CONWAY		For	For
	3	ARNOLD W. DONALD		For	For
	4	WILLIAM G. LITTLE		For	For
	5	HANS J. LOLIGER		Withheld	Against
	6	THOMAS A. RALPH		For	For
	7	HUGUES DU ROURET		For	For
	8	ALAN W. RUTHERFORD		Withheld	Against
	9	JIM L. TURNER		For	For
	10	WILLIAM S. URKIEL		For	For
02	TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007, WHICH THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS.		Management	For	For
03	TO CONSIDER AND ACT UPON A SHAREHOLDER'S PROPOSAL REGARDING MANAGEMENT REMUNERATION, WHICH PROPOSAL THE BOARD OF DIRECTORS UNANIMOUSLY OPPOSES.		Shareholder	Against	For

62 of 145

DIEBOLD, INCORPORATED
Security	253651103	Meeting Type	Annual
Ticker Symbol	DBD	Meeting Date	26-Apr-2007
ISIN		Agenda	932649087 - Management
City		Holding Recon Date	12-Mar-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LOUIS V. BOCKIUS III		For	For
	2	PHILLIP R. COX		For	For
	3	RICHARD L. CRANDALL		For	For
	4	GALE S. FITZGERALD		For	For
	5	PHILLIP B. LASSITER		For	For
	6	JOHN N. LAUER		For	For
	7	ERIC J. ROORDA		For	For
	8	THOMAS W. SWIDARSKI		For	For
	9	HENRY D.G. WALLACE		For	For
	10	ALAN J. WEBER		For	For
02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S INDEPENDENT AUDITORS FOR THE YEAR 2007.		Management	For	For
3A	TO APPROVE AMENDMENTS TO THE AMENDED CODE OF REGULATIONS OF DIEBOLD, INCORPORATED RELATING TO: MODERNIZATION AND CLARIFICATION OF EXISTING CODE.		Management	For	For
3B	TO APPROVE AMENDMENTS TO THE AMENDED CODE OF REGULATIONS OF DIEBOLD, INCORPORATED RELATING TO: A NEW NYSE REQUIREMENT REGARDING UNCERTIFICATED SHARES.		Management	For	For
3C	TO APPROVE AMENDMENTS TO THE AMENDED CODE OF REGULATIONS OF DIEBOLD, INCORPORATED RELATING TO: INDEMNIFICATION OF OFFICERS AND DIRECTORS.		Management	For	For
3D	TO APPROVE AMENDMENTS TO THE AMENDED CODE OF REGULATIONS OF DIEBOLD, INCORPORATED RELATING TO: NOTICE OF SHAREHOLDER PROPOSALS.		Management	For	For
3E	TO APPROVE AMENDMENTS TO THE AMENDED CODE OF REGULATIONS OF DIEBOLD, INCORPORATED RELATING TO: PERMITTING THE BOARD TO AMEND THE CODE TO THE EXTENT PERMITTED BY LAW.		Management	For	For
04	TO CONSIDER SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.		Management	Against	Against

63 of 145

MACROVISION CORPORATION
Security	555904101	Meeting Type	Annual
Ticker Symbol	MVSN	Meeting Date	26-Apr-2007
ISIN		Agenda	932646310 - Management
City		Holding Recon Date	28-Feb-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN O. RYAN		For	For
	2	ALFRED J. AMOROSO		For	For
	3	DONNA S. BIRKS		For	For
	4	STEVEN G. BLANK		Withheld	Against
	5	ANDREW K. LUDWICK		For	For
	6	ROBERT J. MAJTELES		For	For
	7	WILLIAM N. STIRLEN		For	For
02	TO RATIFY THE SELECTION OF KPMG LLP AS MACROVISION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2007.		Management	For	For

64 of 145

NOBLE CORPORATION
Security	G65422100	Meeting Type	Annual
Ticker Symbol	NE	Meeting Date	26-Apr-2007
ISIN		Agenda	932648681 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	MICHAEL A. CAWLEY		For	For
2	LUKE R. CORBETT		Withheld	Against
3	JACK E. LITTLE		For	For
02	APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR 2007.	Management	For	For

65 of 145

ORBITAL SCIENCES CORPORATION
Security	685564106	Meeting Type	Annual
Ticker Symbol	ORB	Meeting Date	26-Apr-2007
ISIN		Agenda	932644467 - Management
City		Holding Recon Date	08-Mar-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	EDWARD F. CRAWLEY		For	For
	2	LENNARD A. FISK		For	For
	3	RONALD T. KADISH		For	For
	4	GARRETT E. PIERCE		Withheld	Against
	5	DAVID W. THOMPSON		For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

66 of 145

ROGERS CORPORATION
Security	775133101	Meeting Type	Annual
Ticker Symbol	ROG	Meeting Date	26-Apr-2007
ISIN		Agenda	932669623 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	25-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LEONARD M. BAKER		Withheld	Against
	2	WALTER E. BOOMER		Withheld	Against
	3	CHARLES M. BRENNAN, III		Withheld	Against
	4	GREGORY B. HOWEY		Withheld	Against
	5	LEONARD R. JASKOL		Withheld	Against
	6	CAROL R. JENSEN		Withheld	Against
	7	EILEEN S. KRAUS		Withheld	Against
	8	ROBERT G. PAUL		Withheld	Against
	9	ROBERT D. WACHOB		Withheld	Against
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ROGERS CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 30, 2007.		Management	For	For

67 of 145

FRANKLIN ELECTRIC CO., INC.
Security	353514102	Meeting Type	Annual
Ticker Symbol	FELE	Meeting Date	27-Apr-2007
ISIN		Agenda	932646182 - Management
City		Holding Recon Date	23-Feb-2007
Country	United States	Vote Deadline Date	26-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	R. SCOTT TRUMBULL		For	For
	2	THOMAS L. YOUNG		Withheld	Against
02	FOR APPROVAL OF AN AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF AUTHORIZED COMMON STOCK.		Management	For	For
03	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2007 FISCAL YEAR.		Management	For	For

68 of 145

RTI INTERNATIONAL METALS, INC.
Security	74973W107	Meeting Type	Annual
Ticker Symbol	RTI	Meeting Date	27-Apr-2007
ISIN		Agenda	932671351 - Management
City		Holding Recon Date	01-Mar-2007
Country	United States	Vote Deadline Date	26-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CRAIG R. ANDERSSON		For	For
	2	DANIEL I. BOOKER		For	For
	3	DONALD P. FUSILLI, JR.		For	For
	4	RONALD L. GALLATIN		For	For
	5	CHARLES C. GEDEON		For	For
	6	ROBERT M. HERNANDEZ		For	For
	7	DAWNE S. HICKTON		For	For
	8	EDITH E. HOLIDAY		For	For
	9	MICHAEL C. WELLHAM		For	For
	10	JAMES A. WILLIAMS		For	For
02	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2007.		Management	For	For

69 of 145

SWIFT TRANSPORTATION CO., INC.
Security	870756103	Meeting Type	Special
Ticker Symbol	SWFT	Meeting Date	27-Apr-2007
ISIN		Agenda	932661300 - Management
City		Holding Recon Date	22-Mar-2007
Country	United States	Vote Deadline Date	26-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
01
ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,
DATED AS OF JANUARY 19, 2007, BY AND AMONG SWIFT
TRANSPORTATION CO., INC., SAINT ACQUISITION
CORPORATION AND SAINT CORPORATION, AS DESCRIBED
IN THE PROXY STATEMENT.
		Management	For	For
02
APPROVAL OF THE ADJOURNMENT OF THE SPECIAL
MEETING, IF NECESSARY OR APPROPRIATE TO SOLICIT
ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES
AT THE TIME OF THE MEETING TO ADOPT THE THE
MERGER AGREEMENT.
		Management	For	For

70 of 145

BRUSH ENGINEERED MATERIALS INC.
Security	117421107	Meeting Type	Annual
Ticker Symbol	BW	Meeting Date	01-May-2007
ISIN		Agenda	932644493 - Management
City		Holding Recon Date	02-Mar-2007
Country	United States	Vote Deadline Date	30-Apr-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOSEPH P. KEITHLEY		For	For
	2	WILLIAM R. ROBERTSON		For	For
	3	JOHN SHERWIN, JR.		For	For
02	RATIFYING THE APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY.		Management	For	For

71 of 145

FAIRCHILD SEMICONDUCTOR INTL., INC.
Security	303726103	Meeting Type	Annual
Ticker Symbol	FCS	Meeting Date	02-May-2007
ISIN		Agenda	932655408 - Management
City		Holding Recon Date	08-Mar-2007
Country	United States	Vote Deadline Date	01-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD A. AURELIO		For	For
	2	CHARLES P. CARINALLI		For	For
	3	ROBERT F. FRIEL		For	For
	4	THOMAS L. MAGNANTI		For	For
	5	KEVIN J. MCGARITY		For	For
	6	BRYAN R. ROUB		For	For
	7	RONALD W. SHELLY		Withheld	Against
	8	WILLIAM N. STOUT		For	For
	9	MARK S. THOMPSON		For	For
02	PROPOSAL TO APPROVE THE FAIRCHILD SEMICONDUCTOR 2007 STOCK PLAN.		Management	For	For
03	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

72 of 145

FLUOR CORPORATION
Security	343412102	Meeting Type	Annual
Ticker Symbol	FLR	Meeting Date	02-May-2007
ISIN		Agenda	932641132 - Management
City		Holding Recon Date	07-Mar-2007
Country	United States	Vote Deadline Date	01-May-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: JAMES T. HACKETT	Management	For	For
1B	ELECTION OF DIRECTOR: KENT KRESA	Management	For	For
1C	ELECTION OF DIRECTOR: LORD ROBIN W. RENWICK	Management	Against	Against
1D	ELECTION OF DIRECTOR: PETER S. WATSON	Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.	Management	For	For

73 of 145

AUTOLIV, INC.
Security	052800109	Meeting Type	Annual
Ticker Symbol	ALV	Meeting Date	03-May-2007
ISIN		Agenda	932651563 - Management
City		Holding Recon Date	06-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT W. ALSPAUGH		For	For
	2	LARS WESTERBERG		Withheld	Against
	3	WALTER KUNERTH		For	For
	4	LARS NYBERG		For	For
02	APPROVAL OF ERNST & YOUNG AB AS INDEPENDENT AUDITORS OF THE COMPANY.		Management	For	For

74 of 145

CYPRESS SEMICONDUCTOR CORPORATION
Security	232806109	Meeting Type	Annual
Ticker Symbol	CY	Meeting Date	03-May-2007
ISIN		Agenda	932662011 - Management
City		Holding Recon Date	09-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	T.J. RODGERS		For	For
	2	W. STEVE ALBRECHT		For	For
	3	ERIC A. BENHAMOU		For	For
	4	LLOYD CARNEY		For	For
	5	JAMES R. LONG		For	For
	6	J. DANIEL MCCRANIE		For	For
	7	EVERT VAN DE VEN		For	For
02	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR FISCAL YEAR 2007.		Management	For	For
03	PROPOSAL TO AMEND THE 1994 STOCK PLAN.		Management	For	For

75 of 145

KANSAS CITY SOUTHERN
Security	485170302	Meeting Type	Annual
Ticker Symbol	KSU	Meeting Date	03-May-2007
ISIN		Agenda	932659660 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	TERRENCE P. DUNN		For	For
	2	JAMES R. JONES		Withheld	Against
	3	KAREN L. PLETZ		For	For
02	RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF KPMG LLP AS KCS'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

76 of 145

LANDSTAR SYSTEM, INC.
Security	515098101	Meeting Type	Annual
Ticker Symbol	LSTR	Meeting Date	03-May-2007
ISIN		Agenda	932671250 - Management
City		Holding Recon Date	15-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	WILLIAM S. ELSTON		For	For
	2	DIANA M. MURPHY		For	For
02	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2007.		Management	For	For
03	TO APPROVE OF THE COMPANY'S EXECUTIVE INCENTIVE COMPENSATION PLAN.		Management	For	For

77 of 145

PENTAIR, INC.
Security	709631105	Meeting Type	Annual
Ticker Symbol	PNR	Meeting Date	03-May-2007
ISIN		Agenda	932651575 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	GLYNIS A. BRYAN		For	For
	2	WILLIAM T. MONAHAN		Withheld	Against
	3	T. MICHAEL GLENN		For	For
	4	DAVID H.Y. HO		For	For
02	TO AMEND OUR ARTICLES OF INCORPORATION TO ADOPT A MAJORITY VOTING STANDARD FOR THE ELECTION OF DIRECTORS.		Management	For	For
03	TO AMEND OUR ARTICLES OF INCORPORATION AND OUR BY-LAWS TO PROVIDE FOR THE ELECTION OF UP TO ELEVEN DIRECTORS.		Management	For	For
04	TO VOTE UPON A PROPOSAL PUT FORTH BY ONE OF OUR SHAREHOLDERS THAT WE ADD SEXUAL ORIENTATION TO OUR WRITTEN NON-DISCRIMINATION POLICY.		Shareholder	Against	For
05	TO VOTE UPON A PROPOSAL PUT FORTH BY ONE OF OUR SHAREHOLDERS THAT WE ISSUE A SUSTAINABILITY REPORT TO SHAREHOLDERS.		Shareholder	Against	For
06	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

78 of 145

PEROT SYSTEMS CORPORATION
Security	714265105	Meeting Type	Annual
Ticker Symbol	PER	Meeting Date	03-May-2007
ISIN		Agenda	932651917 - Management
City		Holding Recon Date	05-Mar-2007
Country	United States	Vote Deadline Date	02-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROSS PEROT		For	For
	2	ROSS PEROT, JR.		For	For
	3	PETER A. ALTABEF		For	For
	4	STEVEN BLASNIK		Withheld	Against
	5	JOHN S.T. GALLAGHER		For	For
	6	CARL HAHN		For	For
	7	DESOTO JORDAN		For	For
	8	THOMAS MEURER		Withheld	Against
	9	CECIL H (C H) MOORE, JR		For	For
	10	ANTHONY J. PRINCIPI		For	For
	11	ANUROOP (TONY) SINGH		For	For
02	APPROVAL OF THE AMENDED AND RESTATED 2001 LONG- TERM INCENTIVE PLAN.		Management	For	For
03	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

79 of 145

HECLA MINING COMPANY
Security	422704106	Meeting Type	Annual
Ticker Symbol	HL	Meeting Date	04-May-2007
ISIN		Agenda	932652060 - Management
City		Holding Recon Date	08-Mar-2007
Country	United States	Vote Deadline Date	03-May-2007
SEDOL(s)		Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	TED CRUMLEY		For	For
	2	CHARLES B. STANLEY		Withheld	Against
	3	TERRY V. ROGERS		For	For

80 of 145

MILLIPORE CORPORATION
Security	601073109	Meeting Type	Annual
Ticker Symbol	MIL	Meeting Date	04-May-2007
ISIN		Agenda	932660283 - Management
City		Holding Recon Date	09-Mar-2007
Country	United States	Vote Deadline Date	03-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DANIEL BELLUS		For	For
	2	ROBERT C. BISHOP		For	For
	3	EDWARD M. SCOLNICK		For	For

81 of 145

RADIATION THERAPY SERVICES, INC.
Security	750323206	Meeting Type	Annual
Ticker Symbol	RTSX	Meeting Date	04-May-2007
ISIN		Agenda	932657515 - Management
City		Holding Recon Date	09-Mar-2007
Country	United States	Vote Deadline Date	03-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	H.M. SHERIDAN, M.D.		Withheld	Against
	2	D.E. DOSORETZ, M.D.		Withheld	Against
	3	SOLOMON AGIN, D.D.		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP.		Management	For	For

82 of 145

HUBBELL INCORPORATED
Security	443510201	Meeting Type	Annual
Ticker Symbol	HUBB	Meeting Date	07-May-2007
ISIN		Agenda	932647071 - Management
City		Holding Recon Date	09-Mar-2007
Country	United States	Vote Deadline Date	04-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	E. BROOKS		For	For
	2	G. EDWARDS		For	For
	3	A. GUZZI		For	For
	4	J. HOFFMAN		For	For
	5	A. MCNALLY IV		For	For
	6	D. MEYER		For	For
	7	T. POWERS		For	For
	8	G. RATCLIFFE		For	For
	9	R. SWIFT		For	For
	10	D. VAN RIPER		For	For
02	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR 2007.		Management	For	For

83 of 145

SOTHEBY'S
Security	835898107	Meeting Type	Annual
Ticker Symbol	BID	Meeting Date	07-May-2007
ISIN		Agenda	932681364 - Management
City		Holding Recon Date	23-Mar-2007
Country	United States	Vote Deadline Date	04-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN M. ANGELO		For	For
	2	MICHAEL BLAKENHAM		Withheld	Against
	3	THE DUKE OF DEVONSHIRE		Withheld	Against
	4	ALLEN QUESTROM		For	For
	5	WILLIAM F. RUPRECHT		For	For
	6	MICHAEL I. SOVERN		Withheld	Against
	7	DONALD M. STEWART		For	For
	8	ROBERT S. TAUBMAN		For	For
	9	DIANA L. TAYLOR		For	For
	10	DENNIS M. WEIBLING		For	For
	11	ROBIN G. WOODHEAD		For	For
02	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE SOTHEBY'S EXECUTIVE BONUS PLAN.		Management	For	For
03	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE SOTHEBY'S 1998 STOCK COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.		Management	For	For
04	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2007.		Management	For	For

84 of 145

CHARLES RIVER LABORATORIES INTL., IN
Security	159864107	Meeting Type	Annual
Ticker Symbol	CRL	Meeting Date	08-May-2007
ISIN		Agenda	932669661 - Management
City		Holding Recon Date	20-Mar-2007
Country	United States	Vote Deadline Date	07-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES C. FOSTER		For	For
	2	STEPHEN D. CHUBB		For	For
	3	GEORGE E. MASSARO		For	For
	4	GEORGE M. MILNE, JR.		For	For
	5	DOUGLAS E. ROGERS		For	For
	6	SAMUEL O. THIER		For	For
	7	WILLIAM H. WALTRIP		For	For
02	PROPOSAL TO APPROVE THE COMPANY'S 2007 INCENTIVE PLAN AUTHORIZING THE ISSUANCE OF UP TO 6,300,000 SHARES OF COMMON STOCK.		Management	For	For
03	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 29, 2007.		Management	For	For

85 of 145

COEUR D'ALENE MINES CORPORATION
Security	192108108	Meeting Type	Annual
Ticker Symbol	CDE	Meeting Date	08-May-2007
ISIN		Agenda	932666754 - Management
City		Holding Recon Date	22-Mar-2007
Country	United States	Vote Deadline Date	07-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES J. CURRAN		For	For
	2	SEBASTIAN EDWARDS		For	For
	3	ANDREW LUNDQUIST		For	For
	4	ROBERT E. MELLOR		For	For
	5	JOHN H. ROBINSON		For	For
	6	J. KENNETH THOMPSON		For	For
	7	ALEX VITALE		Withheld	Against
	8	TIMOTHY R. WINTERER		For	For
	9	DENNIS E. WHEELER		For	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT ACCOUNTANTS.		Management	For	For

86 of 145

PMC-SIERRA, INC.
Security	69344F106	Meeting Type	Annual
Ticker Symbol	PMCS	Meeting Date	08-May-2007
ISIN		Agenda	932665029 - Management
City		Holding Recon Date	15-Mar-2007
Country	United States	Vote Deadline Date	07-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT L. BAILEY		Withheld	Against
	2	RICHARD E. BELLUZZO		Withheld	Against
	3	JAMES V. DILLER, SR.		Withheld	Against
	4	MICHAEL R. FARESE		Withheld	Against
	5	JONATHAN J. JUDGE		Withheld	Against
	6	WILLIAM H. KURTZ		Withheld	Against
	7	FRANK J. MARSHALL		Withheld	Against
02	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE 2007 FISCAL YEAR.		Management	For	For

87 of 145

SMURFIT-STONE CONTAINER CORPORATION
Security	832727101	Meeting Type	Annual
Ticker Symbol	SSCC	Meeting Date	09-May-2007
ISIN		Agenda	932659470 - Management
City		Holding Recon Date	12-Mar-2007
Country	United States	Vote Deadline Date	08-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES R. BORIS		For	For
	2	CONNIE K. DUCKWORTH		Withheld	Against
	3	ALAN E. GOLDBERG		Withheld	Against
	4	WILLIAM T. LYNCH, JR.		Withheld	Against
	5	PATRICK J. MOORE		For	For
	6	JAMES J. O'CONNOR		For	For
	7	JERRY K. PEARLMAN		Withheld	Against
	8	THOMAS A. REYNOLDS, III		Withheld	Against
	9	EUGENE C. SIT		For	For
	10	WILLIAM D. SMITHBURG		Withheld	Against
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2007.		Management	For	For

88 of 145

TALISMAN ENERGY INC.
Security	87425E103	Meeting Type	Annual
Ticker Symbol	TLM	Meeting Date	09-May-2007
ISIN		Agenda	932656018 - Management
City		Holding Recon Date	12-Mar-2007
Country	United States	Vote Deadline Date	04-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DOUGLAS D. BALDWIN		For	For
	2	JAMES W. BUCKEE		For	For
	3	WILLIAM R.P. DALTON		For	For
	4	KEVIN S. DUNNE		For	For
	5	LAWRENCE G. TAPP		Withheld	Against
	6	STELLA M. THOMPSON		For	For
	7	ROBERT G. WELTY		For	For
	8	CHARLES R. WILLIAMSON		For	For
	9	CHARLES W. WILSON		Withheld	Against
02	REAPPOINTMENT OF ERNST & YOUNG LLP, CHARTERED ACCOUNTANTS, AS AUDITOR OF THE COMPANY FOR THE ENSUING YEAR.		Management	For	For

89 of 145

CHICAGO BRIDGE & IRON COMPANY N.V.
Security	167250109	Meeting Type	Annual
Ticker Symbol	CBI	Meeting Date	10-May-2007
ISIN		Agenda	932683065 - Management
City		Holding Recon Date	02-Apr-2007
Country	United States	Vote Deadline Date	08-May-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A
TO ELECT A) JERRY H. BALLENGEE AS MEMBER OF THE
SUPERVISORY BOARD SELECT THE FOR OPTION. TO
ELECT B) DAVID P. BORDAGES AS MEMBER OF THE
SUPERVISORY BOARD SELECT THE AGAINST OPTION. TO
ABSTAIN FROM VOTING ON EITHER NOMINEE SELECT THE
ABSTAIN OPTION.
		Management	For	For
1B
TO ELECT C) MICHAEL L. UNDERWOOD AS MEMBER OF THE
SUPERVISORY BOARD SELECT THE FOR OPTION. TO
ELECT D) SAMUEL C. LEVENTRY AS MEMBER OF THE
SUPERVISORY BOARD SELECT THE AGAINST OPTION. TO
ABSTAIN FROM VOTING ON EITHER NOMINEE SELECT THE
ABSTAIN OPTION.
		Management	For	For
02	TO AUTHORIZE THE PREPARATION OF THE ANNUAL ACCOUNTS AND THE ANNUAL REPORT AND TO ADOPT THE DUTCH STATUTORY ANNUAL ACCOUNTS.	Management	Abstain	Against
03	TO DISCHARGE THE MEMBERS OF THE MANAGEMENT BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE OF THEIR DUTIES.	Management	Abstain	Against
04	TO DISCHARGE THE MEMBERS OF THE SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE OF THEIR DUTIES.	Management	Abstain	Against
05	TO RESOLVE ON THE FINAL DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2006.	Management	For	For
06	TO APPROVE THE EXTENSION OF THE AUTHORITY OF THE MANAGEMENT BOARD TO REPURCHASE UP TO 10% OF THE ISSUED SHARE CAPITAL OF THE COMPANY UNTIL NOVEMBER 10, 2008.	Management	For	For
07	TO APPROVE THE EXTENSION OF THE AUTHORITY OF THE SUPERVISORY BOARD TO ISSUE AND/OR GRANT RIGHTS TO ACQUIRE SHARES	Management	Against	Against
08	TO APPOINT ERNST & YOUNG LLP OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2007.	Management	For	For

90 of 145

CROSS COUNTRY HEALTHCARE, INC.
Security	227483104	Meeting Type	Annual
Ticker Symbol	CCRN	Meeting Date	10-May-2007
ISIN		Agenda	932676806 - Management
City		Holding Recon Date	15-Mar-2007
Country	United States	Vote Deadline Date	09-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOSEPH A. BOSHART		For	For
	2	EMIL HENSEL		Withheld	Against
	3	W. LARRY CASH		For	For
	4	C. TAYLOR COLE		For	For
	5	THOMAS C. DIRCKS		Withheld	Against
	6	GALE FITZGERALD		For	For
	7	JOSEPH TRUNFIO		For	For
02	PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For
03	PROPOSAL TO APPROVE THE CROSS COUNTRY HEALTHCARE, INC. 2007 STOCK INCENTIVE PLAN.		Management	For	For

91 of 145

TRANSOCEAN INC.
Security	G90078109	Meeting Type	Annual
Ticker Symbol	RIG	Meeting Date	10-May-2007
ISIN		Agenda	932654064 - Management
City		Holding Recon Date	19-Mar-2007
Country	United States	Vote Deadline Date	09-May-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: ROBERT L. LONG	Management	For	For
1B	ELECTION OF DIRECTOR: MARTIN B. MCNAMARA	Management	For	For
1C	ELECTION OF DIRECTOR: ROBERT M. SPRAGUE	Management	For	For
1D	ELECTION OF DIRECTOR: J. MICHAEL TALBERT	Management	For	For
02	APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.	Management	For	For

92 of 145

MAGELLAN HEALTH SERVICES, INC.
Security	559079207	Meeting Type	Annual
Ticker Symbol	MGLN	Meeting Date	15-May-2007
ISIN		Agenda	932680235 - Management
City		Holding Recon Date	26-Mar-2007
Country	United States	Vote Deadline Date	14-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	NANCY L. JOHNSON*		For	For
	2	STEVEN J. SHULMAN**		For	For
	3	MICHAEL P. RESSNER**		Withheld	Against
	4	MICHAEL DIAMENT**		Withheld	Against
02	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2007.		Management	For	For

93 of 145

INTERMEC, INC.
Security	458786100	Meeting Type	Annual
Ticker Symbol	IN	Meeting Date	16-May-2007
ISIN		Agenda	932680324 - Management
City		Holding Recon Date	19-Mar-2007
Country	United States	Vote Deadline Date	15-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LARRY D. BRADY		For	For
	2	CLAIRE W. GARGALLI		For	For
	3	GREGORY K. HINCKLEY		For	For
	4	LYDIA H. KENNARD		For	For
	5	ALLEN J. LAUER		For	For
	6	STEPHEN P. REYNOLDS		For	For
	7	STEVEN B. SAMPLE		For	For
	8	OREN G. SHAFFER		For	For
	9	LARRY D. YOST		For	For
02	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS		Management	For	For

94 of 145

NII HOLDINGS, INC.
Security	62913F201	Meeting Type	Annual
Ticker Symbol	NIHD	Meeting Date	16-May-2007
ISIN		Agenda	932685665 - Management
City		Holding Recon Date	05-Apr-2007
Country	United States	Vote Deadline Date	15-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN DONOVAN		Withheld	Against
	2	STEVEN P. DUSSEK		For	For
	3	STEVEN M. SHINDLER		For	For
02	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2007.		Management	For	For

95 of 145

PHARMACEUTICAL PRODUCT DEVELOPMENT,
Security	717124101	Meeting Type	Annual
Ticker Symbol	PPDI	Meeting Date	16-May-2007
ISIN		Agenda	932671022 - Management
City		Holding Recon Date	21-Mar-2007
Country	United States	Vote Deadline Date	15-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	STUART BONDURANT, M.D.		For	For
	2	FREDERICK FRANK		Withheld	Against
	3	TERRY MAGNUSON, PH.D.		For	For
	4	F.N. ESHELMAN, PHARM.D.		For	For
	5	GENERAL DAVID L. GRANGE		Withheld	Against
	6	ERNEST MARIO, PH.D.		For	For
	7	MARYE ANNE FOX, PH.D.		For	For
	8	CATHERINE M. KLEMA		Withheld	Against
	9	JOHN A. MCNEILL, JR.		For	For
02	IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.		Management	Against	Against

96 of 145

CYMER, INC.
Security	232572107	Meeting Type	Annual
Ticker Symbol	CYMI	Meeting Date	17-May-2007
ISIN		Agenda	932685045 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CHARLES J. ABBE		Withheld	Against
	2	ROBERT P. AKINS		For	For
	3	EDWARD H. BRAUN		For	For
	4	MICHAEL R. GAULKE		Withheld	Against
	5	WILLIAM G. OLDHAM		For	For
	6	PETER J. SIMONE		Withheld	Against
	7	YOUNG K. SOHN		For	For
	8	JON D. TOMPKINS		For	For
02	TO APPROVE THE AMENDMENT AND RESTATEMENT TO CYMER'S 2005 EQUITY INCENTIVE PLAN.		Management	For	For
03	TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CYMER FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

97 of 145

DTS, INC.
Security	23335C101	Meeting Type	Annual
Ticker Symbol	DTSI	Meeting Date	17-May-2007
ISIN		Agenda	932675133 - Management
City		Holding Recon Date	02-Apr-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DANIEL E. SLUSSER		For	For
	2	JOSEPH A. FISCHER		For	For
02	TO RATIFY AND APPROVE PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR FISCAL YEAR 2007.		Management	For	For
03	TO APPROVE THE 2003 EQUITY INCENTIVE PLAN FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.		Management	Against	Against

98 of 145

KAYDON CORPORATION
Security	486587108	Meeting Type	Annual
Ticker Symbol	KDN	Meeting Date	17-May-2007
ISIN		Agenda	932684649 - Management
City		Holding Recon Date	19-Mar-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DAVID A. BRANDON		Withheld	Against
	2	TIMOTHY J. O'DONOVAN		For	For
	3	JAMES O'LEARY		For	For
	4	THOMAS C. SULLIVAN		Withheld	Against
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP, THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS, FOR 2007.		Management	For	For

99 of 145

REPUBLIC SERVICES, INC.
Security	760759100	Meeting Type	Annual
Ticker Symbol	RSG	Meeting Date	17-May-2007
ISIN		Agenda	932676767 - Management
City		Holding Recon Date	28-Mar-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES E. O'CONNOR		For	For
	2	HARRIS W. HUDSON		For	For
	3	JOHN W. CROGHAN		For	For
	4	W. LEE NUTTER		For	For
	5	RAMON A. RODRIGUEZ		For	For
	6	ALLAN C. SORENSEN		For	For
	7	MICHAEL W. WICKHAM		For	For
02	APPROVAL AND ADOPTION OF REPUBLIC SERVICES, INC. 2007 STOCK INCENTIVE PLAN		Management	For	For
03	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT PUBLIC ACCOUNTANTS		Management	For	For

100 of 145

TRIMBLE NAVIGATION LIMITED
Security	896239100	Meeting Type	Annual
Ticker Symbol	TRMB	Meeting Date	17-May-2007
ISIN		Agenda	932664469 - Management
City		Holding Recon Date	19-Mar-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	STEVEN W. BERGLUND		For	For
	2	ROBERT S. COOPER		Withheld	Against
	3	JOHN B. GOODRICH		For	For
	4	WILLIAM HART		For	For
	5	ULF J. JOHANSSON		For	For
	6	BRADFORD W. PARKINSON		For	For
	7	NICKOLAS W. VANDE STEEG		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE CURRENT FISCAL YEAR ENDING DECEMBER 28, 2007.		Management	For	For

101 of 145

WRIGHT MEDICAL GROUP, INC.
Security	98235T107	Meeting Type	Annual
Ticker Symbol	WMGI	Meeting Date	17-May-2007
ISIN		Agenda	932680742 - Management
City		Holding Recon Date	26-Mar-2007
Country	United States	Vote Deadline Date	16-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	F. BARRY BAYS		For	For
	2	MARTIN J. EMERSON		For	For
	3	LAWRENCE W. HAMILTON		For	For
	4	GARY D. HENLEY		For	For
	5	JOHN L. MICLOT		For	For
	6	ROBERT J. QUILLINAN		For	For
	7	DAVID D. STEVENS		Withheld	Against
	8	THOMAS E. TIMBIE		Withheld	Against
	9	JAMES T. TREACE		For	For
02	TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR 2007.		Management	For	For

102 of 145

CITIZENS COMMUNICATIONS COMPANY
Security	17453B101	Meeting Type	Annual
Ticker Symbol	CZN	Meeting Date	18-May-2007
ISIN		Agenda	932674674 - Management
City		Holding Recon Date	28-Mar-2007
Country	United States	Vote Deadline Date	17-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	KATHLEEN Q. ABERNATHY		For	For
	2	LEROY T. BARNES, JR.		For	For
	3	MICHAEL T. DUGAN		For	For
	4	JERI B. FINARD		For	For
	5	LAWTON WEHLE FITT		For	For
	6	WILLIAM M. KRAUS		Withheld	Against
	7	HOWARD L. SCHROTT		Withheld	Against
	8	LARRAINE D. SEGIL		Withheld	Against
	9	BRADLEY E. SINGER		For	For
	10	DAVID H. WARD		For	For
	11	MYRON A. WICK, III		For	For
	12	MARY AGNES WILDEROTTER		For	For
02	TO ADOPT THE 2008 CITIZENS INCENTIVE PLAN.		Management	For	For
03	TO ADOPT AN AMENDMENT TO THE AMENDED AND RESTATED 2000 EQUITY INCENTIVE PLAN.		Management	For	For
04	TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

103 of 145

CLEAN HARBORS, INC.
Security	184496107	Meeting Type	Annual
Ticker Symbol	CLHB	Meeting Date	18-May-2007
ISIN		Agenda	932688027 - Management
City		Holding Recon Date	05-Apr-2007
Country	United States	Vote Deadline Date	17-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN P. DEVILLARS		Withheld	Against
	2	DANIEL J. MCCARTHY		For	For
	3	ANDREA ROBERTSON		For	For
02	TO APPROVE THE CHANGES TO THE COMPANY'S 2000 STOCK INCENTIVE PLAN DESCRIBED IN THE PROXY STATEMENT AND EXHIBIT A THERETO (WHICH CHANGES DO NOT INCREASE THE NUMBER OF SHARES SUBJECT TO THE PLAN).		Management	For	For

104 of 145

MANHATTAN ASSOCIATES, INC.
Security	562750109	Meeting Type	Annual
Ticker Symbol	MANH	Meeting Date	18-May-2007
ISIN		Agenda	932693220 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	17-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JOHN J. HUNTZ, JR.		Withheld	Against
	2	THOMAS E. NOONAN		For	For
	3	PETER F. SINISGALLI		For	For
02	APPROVAL OF THE MANHATTAN ASSOCIATES, INC. 2007 STOCK INCENTIVE PLAN.		Management	For	For
03	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

105 of 145

NETLOGIC MICROSYSTEMS, INC.
Security	64118B100	Meeting Type	Annual
Ticker Symbol	NETL	Meeting Date	18-May-2007
ISIN		Agenda	932689574 - Management
City		Holding Recon Date	20-Mar-2007
Country	United States	Vote Deadline Date	17-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LEONARD PERHAM		For	For
	2	ALAN KROCK		For	For
02	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR NETLOGIC MICROSYSTEMS, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

106 of 145

PORTFOLIO RECOVERY ASSOCIATES, INC.
Security	73640Q105	Meeting Type	Annual
Ticker Symbol	PRAA	Meeting Date	18-May-2007
ISIN		Agenda	932682734 - Management
City		Holding Recon Date	23-Mar-2007
Country	United States	Vote Deadline Date	17-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	WILLIAM BROPHEY		For	For
	2	DAVID ROBERTS		For	For
02	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS: KPMG, LLP		Management	For	For

107 of 145

ADVANCED MEDICAL OPTICS, INC.
Security	00763M108	Meeting Type	Annual
Ticker Symbol	EYE	Meeting Date	22-May-2007
ISIN		Agenda	932688952 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CHRISTOPHER G. CHAVEZ		For	For
	2	ELIZABETH H. DAVILA		For	For
02	TO APPROVE RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For

108 of 145

ATMI, INC.
Security	00207R101	Meeting Type	Annual
Ticker Symbol	ATMI	Meeting Date	22-May-2007
ISIN		Agenda	932702106 - Management
City		Holding Recon Date	16-Apr-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT S. HILLAS		For	For
	2	FREDERICK C. FLYNN, JR.		For	For
	3	CHERYL C. SHAVERS		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

109 of 145

ENSCO INTERNATIONAL INCORPORATED
Security	26874Q100	Meeting Type	Annual
Ticker Symbol	ESV	Meeting Date	22-May-2007
ISIN		Agenda	932666350 - Management
City		Holding Recon Date	26-Mar-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: DAVID M. CARMICHAEL	Management	For	For
1B	ELECTION OF DIRECTOR: THOMAS L. KELLY II	Management	For	For
1C	ELECTION OF DIRECTOR: RITA M. RODRIGUEZ	Management	For	For
02	RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.	Management	For	For
03	ON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE ANNUAL MEETING, IN THE DISCRETION OF THE PROXIES.	Management	Against	Against

110 of 145

MASSEY ENERGY COMPANY
Security	576206106	Meeting Type	Annual
Ticker Symbol	MEE	Meeting Date	22-May-2007
ISIN		Agenda	932693713 - Management
City		Holding Recon Date	26-Mar-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD M. GABRYS		For	For
	2	DAN R. MOORE		For	For
	3	BAXTER F. PHILLIPS, JR.		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For
03	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTION REPORTS.		Shareholder	Against	For
04	STOCKHOLDER PROPOSAL ON A CLIMATE CHANGE REPORT.		Shareholder	Against	For

111 of 145

ONEBEACON INSURANCE GROUP, LTD.
Security	G67742109	Meeting Type	Annual
Ticker Symbol	OB	Meeting Date	22-May-2007
ISIN		Agenda	932678925 - Management
City		Holding Recon Date	26-Mar-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LOIS W. GRADY		For	For
	2	T. MICHAEL MILLER		For	For
	3	LOWNDES A. SMITH		For	For
	4	KENT D. URNESS		For	For
02	APPROVAL OF THE 2007 LONG-TERM INCENTIVE PLAN AND PERFORMANCE CRITERIA.		Management	For	For
03	APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

112 of 145

THE CHEESECAKE FACTORY INCORPORATED
Security	163072101	Meeting Type	Annual
Ticker Symbol	CAKE	Meeting Date	22-May-2007
ISIN		Agenda	932682405 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	21-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	THOMAS L. GREGORY		Withheld	Against
	2	DAVID R. KLOCK		For	For
02	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 1, 2008.		Management	Against	Against

113 of 145

DEXCOM INC
Security	252131107	Meeting Type	Annual
Ticker Symbol	DXCM	Meeting Date	23-May-2007
ISIN		Agenda	932691961 - Management
City		Holding Recon Date	04-Apr-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DONALD L. LUCAS		Withheld	Against
	2	DONALD A. LUCAS		Withheld	Against
	3	JAY S. SKYLER, M.D		For	For
02	TO AMEND THE 2005 EQUITY INCENTIVE PLAN REGARDING DIRECTOR OPTION GRANTS.		Management	For	For
03	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF OUR BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

114 of 145

E*TRADE FINANCIAL CORPORATION
Security	269246104	Meeting Type	Annual
Ticker Symbol	ETFC	Meeting Date	23-May-2007
ISIN		Agenda	932695250 - Management
City		Holding Recon Date	02-Apr-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RONALD D. FISHER		For	For
	2	GEORGE A. HAYTER		For	For
	3	R. JARRETT LILIEN		For	For
	4	DONNA L. WEAVER		For	For
02	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY FOR FISCAL YEAR 2007.		Management	For	For

115 of 145

EXPRESS SCRIPTS, INC.
Security	302182100	Meeting Type	Annual
Ticker Symbol	ESRX	Meeting Date	23-May-2007
ISIN		Agenda	932697658 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	GARY G. BENANAV		For	For
	2	FRANK J. BORELLI		For	For
	3	MAURA C. BREEN		For	For
	4	NICHOLAS J. LAHOWCHIC		For	For
	5	THOMAS P. MAC MAHON		For	For
	6	WOODROW A. MYERS JR.		For	For
	7	JOHN O. PARKER, JR.		For	For
	8	GEORGE PAZ		For	For
	9	SAMUEL K. SKINNER		For	For
	10	SEYMOUR STERNBERG		For	For
	11	BARRETT A. TOAN		For	For
	12	HOWARD L. WALTMAN		For	For
02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2007.		Management	For	For

116 of 145

KOMAG, INCORPORATED
Security	500453204	Meeting Type	Annual
Ticker Symbol	KOMG	Meeting Date	23-May-2007
ISIN		Agenda	932685146 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	PAUL A. BRAHE		For	For
	2	KENNETH R. SWIMM		For	For
	3	MICHAEL LEE WORKMAN		For	For
02	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 30, 2007.		Management	For	For

117 of 145

MERIT MEDICAL SYSTEMS, INC.
Security	589889104	Meeting Type	Annual
Ticker Symbol	MMSI	Meeting Date	23-May-2007
ISIN		Agenda	932695844 - Management
City		Holding Recon Date	12-Apr-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	REX C. BEAN		Withheld	Against
	2	RICHARD W. EDELMAN		For	For
	3	DR. MICHAEL STILLABOWER		For	For
02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

118 of 145

MONTPELIER RE HOLDINGS LTD
Security	G62185106	Meeting Type	Annual
Ticker Symbol	MRH	Meeting Date	23-May-2007
ISIN		Agenda	932695414 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	THOMAS G.S. BUSHER**		For	For
	2	MORGAN W. DAVIS**		Withheld	Against
	3	WILBUR L. ROSS, JR.**		For	For
	4	JOHN F. SHETTLE, JR.**		For	For
	5	J.R. HELLER, III***		For	For
	6	IAN M. WINCHESTER***		For	For
	7	JOHN D. COLLINS*		For	For
	8	ANTHONY TAYLOR#		For	For
	9	THOMAS G.S. BUSHER#		For	For
	10	CHRISTOPHER L. HARRIS#		For	For
04	TO APPROVE THE ADOPTION OF THE MONTPELIER RE HOLDINGS LTD. LONG-TERM INCENTIVE PLAN, WHICH WOULD GO INTO EFFECT FROM THE CONCLUSION OF THE ANNUAL GENERAL MEETING.		Management	Against	Against
05
TO APPOINT PRICEWATERHOUSECOOPERS, AN
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF
HAMILTON, BERMUDA, AS THE COMPANY'S INDEPENDENT
AUDITOR FOR 2007 AND TO AUTHORIZE THE COMPANY'S
BOARD, ACTING BY THE COMPANY'S AUDIT COMMITTEE,
TO SET REMUNERATION.
			Management	For	For
06	TO CONSIDER SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL GENERAL MEETING OR ANY ADJOURNMENTS THEREOF.		Management	Against	Against

119 of 145

THOMAS WEISEL PARTNERS GROUP, INC.
Security	884481102	Meeting Type	Annual
Ticker Symbol	TWPG	Meeting Date	23-May-2007
ISIN		Agenda	932686869 - Management
City		Holding Recon Date	05-Apr-2007
Country	United States	Vote Deadline Date	22-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	THOMAS W. WEISEL		For	For
	2	MATTHEW R. BARGER		For	For
	3	MICHAEL W. BROWN		For	For
	4	B. KIPLING HAGOPIAN		Withheld	Against
	5	TIMOTHY A. KOOGLE		For	For
	6	MICHAEL G. MCCAFFERY		For	For
02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS: TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007		Management	For	For
03	TO AMEND THE COMPANY'S EQUITY INCENTIVE PLAN		Management	Against	Against

120 of 145

ARRIS GROUP, INC.
Security	04269Q100	Meeting Type	Annual
Ticker Symbol	ARRS	Meeting Date	24-May-2007
ISIN		Agenda	932685425 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	23-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ALEX B. BEST		For	For
	2	HARRY L. BOSCO		For	For
	3	JOHN ANDERSON CRAIG		For	For
	4	MATTHEW B. KEARNEY		For	For
	5	WILLIAM H. LAMBERT		For	For
	6	JOHN R. PETTY		For	For
	7	ROBERT J. STANZIONE		For	For
02	APPROVAL OF THE 2007 STOCK INCENTIVE PLAN.		Management	For	For
03	APPROVAL OF THE RETENTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For

121 of 145

KADANT INC.
Security	48282T104	Meeting Type	Annual
Ticker Symbol	KAI	Meeting Date	24-May-2007
ISIN		Agenda	932685906 - Management
City		Holding Recon Date	09-Apr-2007
Country	United States	Vote Deadline Date	23-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	WILLIAM A. RAINVILLE		For	For
02	APPROVAL OF THE KADANT INC. CASH INCENTIVE PLAN.		Management	For	For

122 of 145

LEVEL 3 COMMUNICATIONS, INC.
Security	52729N100	Meeting Type	Annual
Ticker Symbol	LVLT	Meeting Date	24-May-2007
ISIN		Agenda	932697052 - Management
City		Holding Recon Date	30-Mar-2007
Country	United States	Vote Deadline Date	23-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	WALTER SCOTT, JR.		For	For
	2	JAMES Q. CROWE		For	For
	3	ROBERT E. JULIAN		Withheld	Against
	4	ARUN NETRAVALI		For	For
	5	JOHN T. REED		Withheld	Against
	6	MICHAEL B. YANNEY		Withheld	Against
02	TO APPROVE THE GRANTING TO THE LEVEL 3 BOARD OF DIRECTORS OF DISCRETIONARY AUTHORITY TO AMEND LEVEL 3'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT AT ONE OF FOUR RATIOS.		Management	For	For
03	TO AUTHORIZE THE TRANSACTION OF SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.		Management	Against	Against
04	STOCKHOLDER PROPOSAL TO ELIMINATE SUPERMAJORITY PROVISIONS IN THE LEVEL 3 RESTATED CERTIFICATE OF INCORPORATION AND BY-LAWS.		Shareholder	For	Against

123 of 145

PROVIDENCE SERVICE CORPORATION
Security	743815102	Meeting Type	Annual
Ticker Symbol	PRSC	Meeting Date	24-May-2007
ISIN		Agenda	932695173 - Management
City		Holding Recon Date	04-Apr-2007
Country	United States	Vote Deadline Date	23-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	STEVEN I. GERINGER		For	For
	2	HUNTER HURST, III		For	For
02
TO RATIFY THE APPOINTMENT OF MCGLADREY & PULLEN,
LLP AS THE COMPANY'S INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2007, AS MORE FULLY DESCRIBED IN THE
ACCOMPANYING PROXY STATEMENT.
			Management	For	For

124 of 145

TERADYNE, INC.
Security	880770102	Meeting Type	Annual
Ticker Symbol	TER	Meeting Date	24-May-2007
ISIN		Agenda	932684803 - Management
City		Holding Recon Date	04-Apr-2007
Country	United States	Vote Deadline Date	23-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	EDWIN J. GILLIS		For	For
	2	PAUL J. TUFANO		Withheld	Against
	3	PATRICIA S. WOLPERT		For	For
02	TO APPROVE AN AMENDMENT TO THE 1996 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK THAT MAY BE ISSUED PURSUANT TO THE PLAN BY 5,000,000 SHARES.		Management	For	For
03	TO APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED BY-LAWS TO ADOPT MAJORITY VOTING IN UNCONTESTED DIRECTOR ELECTIONS.		Management	For	For
04	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

125 of 145

OMNICARE, INC.
Security	681904108	Meeting Type	Annual
Ticker Symbol	OCR	Meeting Date	25-May-2007
ISIN		Agenda	932702120 - Management
City		Holding Recon Date	03-Apr-2007
Country	United States	Vote Deadline Date	24-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	EDWARD L. HUTTON		For	For
	2	JOEL F. GEMUNDER		For	For
	3	JOHN T. CROTTY		Withheld	Against
	4	CHARLES H. ERHART, JR.		Withheld	Against
	5	SANDRA E. LANEY		Withheld	Against
	6	A.R. LINDELL, PH.D., RN		Withheld	Against
	7	JOHN H. TIMONEY		For	For
	8	AMY WALLMAN		For	For
02	TO RATIFY THE SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For

126 of 145

WATSCO, INC.
Security	942622200	Meeting Type	Annual
Ticker Symbol	WSO	Meeting Date	25-May-2007
ISIN		Agenda	932705950 - Management
City		Holding Recon Date	10-Apr-2007
Country	United States	Vote Deadline Date	24-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT L. BERNER III		For	For
	2	DENISE DICKINS		For	For
	3	GARY L. TAPELLA		For	For
02
TO APPROVE, ADOPT AND RATIFY AMENDMENTS TO THE
COMPANY'S THIRD AMENDED AND RESTATED 1996
QUALIFIED EMPLOYEE STOCK PURCHASE PLAN TO
INCREASE THE AMOUNT OF SHARES OF COMMON STOCK
OF THE COMPANY RESERVED FOR ISSUANCE FROM
900,000 TO 1,000,000 SHARES.
			Management	For	For

127 of 145

DAVITA INC.
Security	23918K108	Meeting Type	Annual
Ticker Symbol	DVA	Meeting Date	29-May-2007
ISIN		Agenda	932699018 - Management
City		Holding Recon Date	13-Apr-2007
Country	United States	Vote Deadline Date	25-May-2007
SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: CHARLES G. BERG	Management	For	For
1B	ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.	Management	For	For
1C	ELECTION OF DIRECTOR: NANCY-ANN DEPARLE	Management	For	For
1D	ELECTION OF DIRECTOR: PETER T. GRAUER	Management	For	For
1E	ELECTION OF DIRECTOR: JOHN M. NEHRA	Management	For	For
1F	ELECTION OF DIRECTOR: WILLIAM L. ROPER, M.D.	Management	For	For
1G	ELECTION OF DIRECTOR: KENT J. THIRY	Management	For	For
1H	ELECTION OF DIRECTOR: ROGER J. VALINE	Management	For	For
1I	ELECTION OF DIRECTOR: RICHARD C. VAUGHAN	Management	For	For
02	APPROVAL OF AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED	Management	For	For
03	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF OUR EMPLOYEE STOCK PURCHASE PLAN	Management	For	For
04	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF OUR 2002 EQUITY COMPENSATION PLAN	Management	For	For
05	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2007	Management	Against	Against

128 of 145

HOOPER HOLMES, INC.
Security	439104100	Meeting Type	Annual
Ticker Symbol	HH	Meeting Date	30-May-2007
ISIN		Agenda	932700291 - Management
City		Holding Recon Date	13-Apr-2007
Country	United States	Vote Deadline Date	29-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROY H. BUBBS		For	For
	2	JAMES D. CALVER		For	For
	3	KENNETH R. ROSSANO		For	For
02	APPROVAL OF INDEPENDENT AUDITORS.		Management	For	For
03	APPROVAL OF THE HOOPER HOLMES, INC. 2007 NON- EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN.		Management	For	For

129 of 145

POLYCOM, INC.
Security	73172K104	Meeting Type	Annual
Ticker Symbol	PLCM	Meeting Date	30-May-2007
ISIN		Agenda	932695589 - Management
City		Holding Recon Date	10-Apr-2007
Country	United States	Vote Deadline Date	29-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ROBERT C. HAGERTY		For	For
	2	MICHAEL R. KOUREY		Withheld	Against
	3	BETSY S. ATKINS		For	For
	4	JOHN SEELY BROWN		Withheld	Against
	5	DAVID G. DEWALT		For	For
	6	DURK I. JAGER		For	For
	7	JOHN A. KELLEY, JR.		For	For
	8	WILLIAM A. OWENS		For	For
	9	KEVIN T. PARKER		For	For
02	TO APPROVE POLYCOM'S AMENDED AND RESTATED PERFORMANCE BONUS PLAN.		Management	For	For
03	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS POLYCOM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

130 of 145

US BIOENERGY CORP.
Security	90342V109	Meeting Type	Annual
Ticker Symbol	USBE	Meeting Date	31-May-2007
ISIN		Agenda	932701940 - Management
City		Holding Recon Date	05-Apr-2007
Country	United States	Vote Deadline Date	30-May-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES B. MORGAN		For	For
	2	GORDON W. OMMEN		For	For
02	RATIFICATION AND CONFIRMATION OF MCGLADREY & PULLEN, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		Management	For	For

131 of 145

MATRIA HEALTHCARE, INC.
Security	576817209	Meeting Type	Annual
Ticker Symbol	MATR	Meeting Date	05-Jun-2007
ISIN		Agenda	932709833 - Management
City		Holding Recon Date	13-Apr-2007
Country	United States	Vote Deadline Date	04-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	PARKER H. PETIT*		For	For
	2	JOSEPH G. BLESER*		For	For
	3	MYLDRED H. MANGUM*		For	For
	4	DONALD J. LOTHROP**		For	For
02	PROPOSAL TO APPROVE AMENDMENT AND RESTATEMENT OF THE MATRIA HEALTHCARE, INC. LONG-TERM STOCK INCENTIVE PLAN.		Management	For	For
03	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL 2007.		Management	For	For

132 of 145

NATIONAL OILWELL VARCO, INC.
Security	637071101	Meeting Type	Annual
Ticker Symbol	NOV	Meeting Date	05-Jun-2007
ISIN		Agenda	932695046 - Management
City		Holding Recon Date	13-Apr-2007
Country	United States	Vote Deadline Date	04-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	BEN A. GUILL		For	For
	2	ROGER L. JARVIS		For	For
	3	ERIC L. MATTSON		For	For
02	RATIFICATION OF INDEPENDENT AUDITORS.		Management	For	For

133 of 145

TRIARC COMPANIES, INC.
Security	895927309	Meeting Type	Annual
Ticker Symbol	TRYB	Meeting Date	05-Jun-2007
ISIN		Agenda	932706041 - Management
City		Holding Recon Date	12-Apr-2007
Country	United States	Vote Deadline Date	04-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	NELSON PELTZ		For	For
	2	PETER W. MAY		For	For
	3	HUGH L. CAREY		For	For
	4	CLIVE CHAJET		Withheld	Against
	5	EDWARD P. GARDEN		For	For
	6	JOSEPH A. LEVATO		Withheld	Against
	7	DAVID E. SCHWAB II		Withheld	Against
	8	ROLAND C. SMITH		For	For
	9	RAYMOND S. TROUBH		Withheld	Against
	10	GERALD TSAI, JR.		For	For
	11	RUSSELL V UMPHENOUR, JR		Withheld	Against
	12	JACK G. WASSERMAN		Withheld	Against
02	TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED 2002 EQUITY PARTICIPATION PLAN AND TO REAPPROVE THE PERFORMANCE BASED PROVISIONS OF THAT PLAN AS DESCRIBED IN THE PROXY STATEMENT.		Management	For	For
03	TO APPROVE AN AMENDMENT TO THE COMPANY'S 1999 EXECUTIVE BONUS PLAN AS DESCRIBED IN THE PROXY STATEMENT.		Management	For	For
04	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.		Management	For	For

134 of 145

GLOBALSANTAFE CORPORATION
Security	G3930E101	Meeting Type	Annual
Ticker Symbol	GSF	Meeting Date	07-Jun-2007
ISIN		Agenda	932705912 - Management
City		Holding Recon Date	09-Apr-2007
Country	United States	Vote Deadline Date	06-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	EDWARD R. MULLER		For	For
	2	JOHN L. WHITMIRE		Withheld	Against
02	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2007.		Management	For	For

135 of 145

MARKETAXESS HOLDINGS, INC.
Security	57060D108	Meeting Type	Annual
Ticker Symbol	MKTX	Meeting Date	07-Jun-2007
ISIN		Agenda	932710519 - Management
City		Holding Recon Date	20-Apr-2007
Country	United States	Vote Deadline Date	06-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD M. MCVEY		For	For
	2	STEPHEN P. CASPER		For	For
	3	DAVID G. GOMACH		For	For
	4	CARLOS M. HERNANDEZ		For	For
	5	RONALD M. HERSCH		For	For
	6	WAYNE D. LYSKI		Withheld	Against
	7	JEROME S. MARKOWITZ		For	For
	8	T. KELLEY MILLET		For	For
	9	NICOLAS S. ROHATYN		Withheld	Against
	10	JOHN STEINHARDT		Withheld	Against
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

136 of 145

GENOMIC HEALTH, INC.
Security	37244C101	Meeting Type	Annual
Ticker Symbol	GHDX	Meeting Date	12-Jun-2007
ISIN		Agenda	932703831 - Management
City		Holding Recon Date	17-Apr-2007
Country	United States	Vote Deadline Date	11-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RANDAL W. SCOTT		For	For
	2	KIMBERLY J. POPOVITS		For	For
	3	JULIAN C. BAKER		For	For
	4	BROOK H. BYERS		For	For
	5	FRED E. COHEN		Withheld	Against
	6	SAMUEL D. COLELLA		For	For
	7	MICHAEL D. GOLDBERG		For	For
	8	RANDALL S. LIVINGSTON		For	For
	9	WOODROW A. MYERS, JR.		For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS GENOMIC HEALTH'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2007 FISCAL YEAR.		Management	For	For

137 of 145

GLOBAL CROSSING LIMITED
Security	G3921A175	Meeting Type	Annual
Ticker Symbol	GLBC	Meeting Date	12-Jun-2007
ISIN		Agenda	932706039 - Management
City		Holding Recon Date	18-Apr-2007
Country	United States	Vote Deadline Date	11-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CHARLES MACALUSO		For	For
	2	MICHAEL RESCOE		For	For
02	TO INCREASE THE AUTHORIZED SHARE CAPITAL OF GLOBAL CROSSING FROM 85,000,000 COMMON SHARES TO 110,000,000 COMMON SHARES.		Management	For	For
03	TO AMEND THE 2003 GLOBAL CROSSING LIMITED STOCK INCENTIVE PLAN, TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF GLOBAL CROSSING COMMON STOCK RESERVED FOR ISSUANCE UNDER THAT PLAN.		Management	Against	Against
04	TO AMEND THE BYE-LAWS OF GLOBAL CROSSING AS SET FORTH IN APPENDIX "A" OF THE PROXY STATEMENT.		Management	For	For
05
TO APPOINT ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM OF GLOBAL
CROSSING FOR THE YEAR ENDING DECEMBER 31, 2007
AND TO AUTHORIZE THE AUDIT COMMITTEE TO
DETERMINE THEIR REMUNERATION.
			Management	For	For

138 of 145

HARMONIC INC.
Security	413160102	Meeting Type	Annual
Ticker Symbol	HLIT	Meeting Date	13-Jun-2007
ISIN		Agenda	932702853 - Management
City		Holding Recon Date	16-Apr-2007
Country	United States	Vote Deadline Date	12-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	ANTHONY J. LEY		For	For
	2	PATRICK J. HARSHMAN		For	For
	3	E. FLOYD KVAMME		For	For
	4	WILLIAM F. REDDERSEN		For	For
	5	LEWIS SOLOMON		For	For
	6	DAVID R. VAN VALKENBURG		For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

139 of 145

MOMENTA PHARMACEUTICALS, INC.
Security	60877T100	Meeting Type	Annual
Ticker Symbol	MNTA	Meeting Date	13-Jun-2007
ISIN		Agenda	932719048 - Management
City		Holding Recon Date	19-Apr-2007
Country	United States	Vote Deadline Date	12-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	PETER BARRETT		Withheld	Against
	2	RAM SASISEKHARAN		Withheld	Against
	3	BENNETT M. SHAPIRO		Withheld	Against
02	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.		Management	For	For

140 of 145

SEMTECH CORPORATION
Security	816850101	Meeting Type	Annual
Ticker Symbol	SMTC	Meeting Date	14-Jun-2007
ISIN		Agenda	932726512 - Management
City		Holding Recon Date	20-Apr-2007
Country	United States	Vote Deadline Date	13-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	GLEN M. ANTLE		Withheld	Against
	2	W. DEAN BAKER		For	For
	3	JAMES P. BURRA		Withheld	Against
	4	BRUCE C. EDWARDS		For	For
	5	ROCKELL N. HANKIN		Withheld	Against
	6	JAMES T. LINDSTROM		Withheld	Against
	7	MOHAN R. MAHESWARAN		For	For
	8	JOHN L. PIOTROWSKI		Withheld	Against
	9	JAMES T. SCHRAITH		Withheld	Against
02	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE CURRENT FISCAL YEAR		Management	For	For

141 of 145

DOLLAR TREE STORES, INC.
Security	256747106	Meeting Type	Annual
Ticker Symbol	DLTR	Meeting Date	21-Jun-2007
ISIN		Agenda	932726586 - Management
City		Holding Recon Date	20-Apr-2007
Country	United States	Vote Deadline Date	20-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	H. RAY COMPTON		For	For
	2	BOB SASSER		For	For
	3	ALAN L. WURTZEL		For	For
02	SHAREHOLDER PROPOSAL		Management	Against	For

142 of 145

CARMAX, INC.
Security	143130102	Meeting Type	Annual
Ticker Symbol	KMX	Meeting Date	26-Jun-2007
ISIN		Agenda	932717880 - Management
City		Holding Recon Date	19-Apr-2007
Country	United States	Vote Deadline Date	25-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	THOMAS J. FOLLIARD		For	For
	2	EDGAR H. GRUBB		For	For
	3	KEITH D. BROWNING		Withheld	Against
	4	JAMES F. CLINGMAN, JR.		For	For
	5	HUGH G. ROBINSON		For	For
	6	THOMAS G. STEMBERG		For	For
02	RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	APPROVAL OF THE CARMAX, INC. ANNUAL PERFORMANCE- BASED BONUS PLAN, AS AMENDED AND RESTATED.		Management	For	For

143 of 145

SAIFUN SEMICONDUCTORS LTD
Security	M8233P102	Meeting Type	Annual
Ticker Symbol	SFUN	Meeting Date	28-Jun-2007
ISIN		Agenda	932727778 - Management
City		Holding Recon Date	17-May-2007
Country	United States	Vote Deadline Date	27-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	MR. MATTY KARP		For	For
	2	MR. YOSSI SELA		For	For
02
TO APPROVE THE RE-APPOINTMENT OF KOST, FORER,
GABBAY & KASIERER, AS THE COMPANY'S INDEPENDENT
AUDITORS TO AUDIT THE CONSOLIDATED FINANCIAL
STATEMENTS OF THE COMPANY AND ITS SUBSIDIARIES
FOR FISCAL YEAR 2007, AND ITS SERVICE AS THE
COMPANY'S INDEPENDENT AUDITORS UNTIL THE NEXT
ANNUAL GENERAL MEETING, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
			Management	For	For

144 of 145

VALUEVISION MEDIA, INC.
Security	92047K107	Meeting Type	Annual
Ticker Symbol	VVTV	Meeting Date	28-Jun-2007
ISIN		Agenda	932738911 - Management
City		Holding Recon Date	04-May-2007
Country	United States	Vote Deadline Date	27-Jun-2007
SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	JAMES J. BARNETT		For	For
	2	JOHN D. BUCK		Withheld	Against
	3	MARSHALL S. GELLER		For	For
	4	ROBERT J. KORKOWSKI		Withheld	Against
	5	WILLIAM J. LANSING		Withheld	Against
	6	GEORGE A. VANDEMAN		Withheld	Against
02	PROPOSAL TO APPROVE THE 2007 MANAGEMENT INCENTIVE PLAN.		Management	For	For
03	PROPOSAL TO RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.		Management	For	For

NOTE:	Cyberonics Management (White Card) appointed the Opposition (Gold Card) to the Board of Directors prior to the 02/01 Meeting
Due to this development, a vote was not cast.

145 of 145

BUSINESS OPPORTUNITY VALUE FUND
Vote Summary Report from 07/01/06 to 06/30/07.

Sorted by Meeting Date.

In All Markets, for all statuses, for M-FUND.

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

08/16/06 AGM	Precision Castparts Corp.		740189105					7,500

	1.1	Elect Director Mark Donegan		For	7,500	0	0
	1.2	Elect Director Vernon E. Oechsle		For	7,500	0	0
	2	Increase Authorized Common Stock		For	7,500	0	0
	3	Approve Omnibus Stock Plan		For	7,500	0	0

08/24/06 AGM	Medtronic, Inc.		585055106					24,000

	1.1	Elect Director Richard H. Anderson		For	24,000	0	0
	1.2	Elect Director Michael R. Bonsignore		For	24,000	0	0
	1.3	Elect Director Robert C. Pozen		For	24,000	0	0
	1.4	Elect Director Gordon M. Sprenger		For	0	0	24,000
	2	Ratify Auditors		For	24,000	0	0
		Shareholder Proposals
	3	Require a Majority Vote for the Election of Directors		Against	24,000	0	0

09/08/06 AGM	Freddie Mac		313400301					12,500

	1.1	Elect Director Barbara T. Alexander		For	12,500	0	0
	1.2	Elect Director Geoffrey T. Boisi		For	12,500	0	0
	1.3	Elect Director Michelle Engler		For	12,500	0	0
	1.4	Elect Director Robert R. Glauber		For	12,500	0	0
	1.5	Elect Director Richard Karl Goeltz		For	12,500	0	0
	1.6	Elect Director Thomas S. Johnson		For	12,500	0	0
	1.7	Elect Director William M. Lewis, Jr.		For	12,500	0	0
	1.8	Elect Director Eugene M. McQuade		For	12,500	0	0
	1.9	Elect Director Shaun F. O'Malley		For	12,500	0	0
	1.1	Elect Director Jeffrey M. Peek		For	12,500	0	0
	1.1	Elect Director Ronald F. Poe		For	12,500	0	0
	1.1	Elect Director Stephen A. Ross		For	12,500	0	0
	1.1	Elect Director Richard F. Syron		For	12,500	0	0
	2	Ratify Auditors		For	12,500	0	0
		Shareholder Proposals
	3	Report on Charitable Contributions		Against	0	12,500	0

02/27/07 AGM	Agilent Technologies Inc.		00846U101					61,600

	1.1	Elect Director Paul N. Clark		For	61,600	0	0
	1.2	Elect Director James G. Cullen		For	61,600	0	0
	1.3	Elect Director Robert L. Joss		For	61,600	0	0
	2	Ratify Auditors		For	61,600	0	0

1 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

03/14/07 AGM	Hewlett-Packard Co.		428236103					58,200

	1.1	Elect Director L.T. Babbio, Jr.	Mgmt	For	58,200	0	0
	1.2	Elect Director S.M. Baldauf	Mgmt	For	58,200	0	0
	1.3	Elect Director R.A. Hackborn	Mgmt	For	58,200	0	0
	1.4	Elect Director J.H. Hammergren	Mgmt	For	58,200	0	0
	1.5	Elect Director M.V. Hurd	Mgmt	For	58,200	0	0
	1.6	Elect Director R.L. Ryan	Mgmt	For	58,200	0	0
	1.7	Elect Director L.S. Salhany	Mgmt	For	58,200	0	0
	1.8	Elect Director G.K.Thompson	Mgmt	For	58,200	0	0
	2	Ratify Auditors	Mgmt	For	58,200	0	0
		Shareholder Proposals
	3	Require Director Nominee Qualifications	ShrHoldr	Against	58,200	0	0
	4	Separate Chairman and CEO Positions	ShrHoldr	Against	0	58,200	0
	5	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	ShrHoldr	Against	58,200	0	0
	6	Performance-Based Equity Awards	ShrHoldr	Against	58,200	0	0

04/12/07 AGM	Lehman Brothers Holdings Inc.		524908100					16,700

	1.1	Elect Director Michael L. Ainslie		For	16,700	0	0
	1.2	Elect Director John F. Akers		For	16,700	0	0
	1.3	Elect Director Roger S. Berlind		For	16,700	0	0
	1.4	Elect Director Thomas H. Cruikshank		For	16,700	0	0
	1.5	Elect Director Marsha Johnson Evans		For	16,700	0	0
	1.6	Elect Director Richard S. Fuld, Jr.		For	16,700	0	0
	1.7	Elect Director Christopher Gent		For	16,700	0	0
	1.8	Elect Director Roland A. Hernandez		For	16,700	0	0
	1.9	Elect Director Henry Kaufman		For	16,700	0	0
	1.1	Elect Director John D. Macomber		For	16,700	0	0
	2	Ratify Auditors		For	16,700	0	0
	3	Amend Omnibus Stock Plan		For	16,700	0	0
		Shareholder proposals
	4	Publish Political Contributions		Against	0	16,700	0

04/17/07 AGM	Citigroup Inc.		172967101					27,250

	1	Elect Director C. Michael Armstrong		For	27,250	0	0
	2	Elect Director Alain J.P. Belda		For	27,250	0	0
	3	Elect Director George David		For	27,250	0	0
	4	Elect Director Kenneth T. Derr		For	27,250	0	0
	5	Elect Director John M. Deutch		For	27,250	0	0
	6	Elect Director Roberto Hernandez Ramirez		For	27,250	0	0
	7	Elect Director Klaus Kleinfeld		For	27,250	0	0
	8	Elect Director Andrew N. Liveris		For	27,250	0	0
	9	Elect Director Anne Mulcahy		For	27,250	0	0
	10	Elect Director Richard D. Parsons		For	27,250	0	0
	11	Elect Director Charles Prince		For	27,250	0	0
	12	Elect Director Judith Rodin		For	27,250	0	0
	13	Elect Director Robert E. Rubin		For	27,250	0	0
	14	Elect Director Franklin A. Thomas		For	27,250	0	0
	15	Ratify Auditors		For	27,250	0	0
		Shareholder proposals
	16	Report on Government Service of Employees		Against	0	27,250	0
	17	Report on Political Contributions		Against	0	27,250	0
	18	Report on Charitable Contributions		Against	0	27,250	0
	19	Approve Report of the Compensation Committee		Against	27,250	0	0
	20	Report on Pay Disparity		Against	0	27,250	0
	21	Separate Chairman and CEO Positions		Against	0	27,250	0
	22	Stock Retention/Holding Period		Against	0	27,250	0
	23	Restore or Provide for Cumulative Voting		Against	0	27,250	0
	24	Amend Bylaws to Permit Shareholders to Call Special Meetings		Against	27,250	0	0

2 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

04/17/07 AGM	Washington Mutual, Inc		939322103					25,600

	1.1	Elect Director Anne V. Farrell		For	25,600	0	0
	1.2	Elect Director Stephen E. Frank		For	25,600	0	0
	1.3	Elect Director Kerry K. Killinger		For	25,600	0	0
	1.4	Elect Director Thomas C. Leppert		For	25,600	0	0
	1.5	Elect Director Charles M. Lillis		For	25,600	0	0
	1.6	Elect Director Phillip D. Matthews		For	25,600	0	0
	1.7	Elect Director Regina T. Montoya		For	25,600	0	0
	1.8	Elect Director Michael K. Murphy		For	25,600	0	0
	1.9	Elect Director Margaret Osmer Mcquade		For	25,600	0	0
	1.1	Elect Director Mary E. Pugh		For	25,600	0	0
	1.1	Elect Director William G. Reed, Jr.		For	25,600	0	0
	1.1	Elect Director Orin C. Smith		For	25,600	0	0
	1.1	Elect Director James H. Stever		For	25,600	0	0
	2	Ratify Auditors		For	25,600	0	0
		Shareholder proposals
	3	Establish SERP Policy		Against	0	25,600	0
	4	Require a Majority Vote for the Election of Directors		Against	25,600	0	0
	5	Require Director Nominee Qualifications		Against	0	25,600	0

04/18/07 AGM	UBS AG		H89231338					18,800

	1	ANNUAL REPORT, GROUP AND PARENT COMPANY ACCOUNTS FOR FINANCIAL YEAR 2006, REPORTS OF THE GROUP AND STATUTORY AUDITORS		For	18,800	0	0
	2	APPROPRIATION OF RETAINED EARNINGS DIVIDEND FOR FINANCIAL YEAR 2006		For	18,800	0	0
	3	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE GROUP EXECUTIVE BOARD		For	18,800	0	0
	4	RE-ELECTION OF BOARD MEMBER: STEPHAN HAERINGER		For	18,800	0	0
	5	RE-ELECTION OF BOARD MEMBER: HELMUT PANKE		For	18,800	0	0
	6	RE-ELECTION OF BOARD MEMBER: PETER SPUHLER		For	18,800	0	0
	7	ELECTION OF NEW BOARD MEMBER: SERGIO MARCHIONNE		For	18,800	0	0
	8	ELECTION OF THE GROUP AND STATUTORY AUDITORS		For	18,800	0	0
	9	CAPITAL REDUCTION: CANCELLATION OF SHARES REPURCHASED UNDER THE 2006/2007 SHARE BUYBACK PROGRAM AND RESPECTIVE AMENDMENT OF ARTICLE 4 PARA 1 OF THE ARTICLES OF ASSOCIATION		For	18,800	0	0
	10	CAPITAL REDUCTION: APPROVAL OF A NEW SHARE BUYBACK PROGRAM FOR 2007-2010		For	18,800	0	0
	11	IN CASE OF AD-HOC SHAREHOLDERS MOTIONS DURING THE ANNUAL GENERAL MEETING, I/WE AUTHORIZE MY/OUR PROXY TO ACT IN ACCORDANCE WITH THE BOARD OF DIRECTORS		For	0	18,800	0

04/20/07 AGM	TNT N.V.							88

	1	ADOPTION OF THE 2006 FINANCIAL STATEMENTS.		For	88	0	0
	2	DETERMINATION AND DISTRIBUTION OF DIVIDENDS.		For	88	0	0
	3	APPROVAL OF THE RELEASE FROM LIABILITY OF THE MEMBERS OF THE BOARD OF MANAGEMENT.		For	88	0	0
	4	APPROVAL OF THE RELEASE FROM LIABILITY OF THE MEMBERS OF THE SUPERVISORY BOARD.		For	88	0	0
	5	ADOPTION AND AMENDMENTS TO THE REMUNERATION POLICY FOR THE BOARD OF MANAGEMENT.		For	88	0	0
	6.1	Elect Director Mr. R. Dahan		For	88	0	0
	6.2	Elect Director Mr. V. Halberstadt		For	88	0	0
	6.3	Elect Director Mr. W. Kok		For	88	0	0
	6.4	Elect Director Mrs. M. Harris		For	88	0	0
	7	APPROVAL OF THE EXTENSION OF THE DESIGNATION OF THE BOARD OF MANAGEMENT TO ISSUE ORDINARY SHARES.		For	88	0	0
	8	APPROVAL OF THE EXTENSION OF THE DESIGNATION OF THE BOARD OF MANAGEMENT TO ISSUE PREFERENCE SHARES B.		For	0	88	0
	9	APPROVAL OF THE DESIGNATION OF THE BOARD OF MANAGEMENT AS AUTHORIZED BODY TO LIMIT OR EXCLUDE THE PRE-EMPTIVE RIGHT TO THE ISSUANCE OF ORDINARY SHARES.		For	88	0	0
	10	APPROVAL OF THE AUTHORIZATION OF THE BOARD OF MANAGEMENT TO HAVE THE COMPANY ACQUIRE ITS OWN SHARES.		For	88	0	0
	11	APPROVAL OF THE REDUCTION OF THE ISSUED CAPITAL BY CANCELLATION OF OWN SHARES.		For	88	0	0
	12	APPROVAL OF THE AMENDMENT OF CONVERSION OF THE SPECIAL SHARE IN THE ARTICLES OF ASSOCIATION.		For	88	0	0
	13	APPROVAL OF THE AMENDMENT OF OTHER AMENDMENTS IN THE ARTICLES OF ASSOCIATION.		For	88	0	0

3 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

04/24/07 AGM	EOG Resources, Inc.		26875P101					15,400

	1.1	Elect Director George A. Alcorn		For	15,400	0	0
	1.2	Elect Director Charles R. Crisp		For	15,400	0	0
	1.3	Elect Director Mark G. Papa		For	15,400	0	0
	1.4	Elect Director Edmund P. Segner, III		For	15,400	0	0
	1.5	Elect Director William D. Stevens		For	15,400	0	0
	1.6	Elect Director H. Leighton Steward		For	15,400	0	0
	1.7	Elect Director Donald F. Textor		For	15,400	0	0
	1.8	Elect Director Frank G. Wisner		For	15,400	0	0
	2	Ratify Auditors		For	15,400	0	0

04/24/07 AGM	Continental AG		210771200					9,800

	1	ALLOCATION OF NET INCOME.		For	9,800	0	0
	2	RATIFICATION OF THE EXECUTIVE BOARD S ACTIONS FOR FISCAL 2006.		For	9,800	0	0
	3	RATIFICATION OF THE SUPERVISORY BOARD S ACTIONS FOR FISCAL 2006.		For	9,800	0	0
	4	Ratify Auditors		For	9,800	0	0
	5	AUTHORIZATION TO ACQUIRE AND TO DISPOSE OF TREASURY STOCK.		For	9,800	0	0
	6	RESCISSION OF AUTHORIZED CAPITAL.		For	9,800	0	0
	7	ESTABLISHMENT OF AUTHORIZED CAPITAL.		For	9,800	0	0
	8	MODIFICATION OF ARTICLES.		For	9,800	0	0
	9	MODIFICATION OF ARTICLES.		For	9,800	0	0

04/25/07 AGM	Anheuser-Busch Companies, Inc.		035229103					22,600

	1.1	Elect Director August A. Busch III		For	22,600	0	0
	1.2	Elect Director August A. Busch IV		For	22,600	0	0
	1.3	Elect Director Carlos Fernandez G.		For	22,600	0	0
	1.4	Elect Director James R. Jones		For	22,600	0	0
	1.5	Elect Director Andrew C. Taylor		For	22,600	0	0
	1.6	Elect Director Douglas A. Warner III		For	22,600	0	0
	2	Approve Omnibus Stock Plan		For	22,600	0	0
	3	Approve Nonqualified Employee Stock Purchase Plan		For	22,600	0	0
	4	Ratify Auditors		For	22,600	0	0
		Shareholder proposals
	5	Report on Charitable Contributions		Against	0	22,600	0

04/25/07 AGM	Bank of America Corp.		060505104					42,690

	1	Elect Director William Barnet, III		For	42,690	0	0
	2	Elect Director Frank P. Bramble, Sr.		For	42,690	0	0
	3	Elect Director John T. Collins		For	42,690	0	0
	4	Elect Director Gary L. Countryman		For	42,690	0	0
	5	Elect Director Tommy R. Franks		For	42,690	0	0
	6	Elect Director Charles K. Gifford		For	42,690	0	0
	7	Elect Director W. Steven Jones		For	42,690	0	0
	8	Elect Director Kenneth D. Lewis		For	42,690	0	0
	9	Elect Director Monica C. Lozano		For	42,690	0	0
	10	Elect Director Walter E. Massey		For	42,690	0	0
	11	Elect Director Thomas J. May		For	42,690	0	0
	12	Elect Director Patricia E. Mitchell		For	42,690	0	0
	13	Elect Director Thomas M. Ryan		For	42,690	0	0
	14	Elect Director O. Temple Sloan, Jr.		For	42,690	0	0
	15	Elect Director Meredith R. Spangler		For	42,690	0	0
	16	Elect Director Robert L. Tillman		For	42,690	0	0
	17	Elect Director Jackie M. Ward		For	42,690	0	0
	18	Ratify Auditors		For	42,690	0	0
		Shareholder proposals
	19	Prohibit Executive Stock-Based Awards		Against	0	42,690	0
	20	Change Size of Board of Directors		Against	0	42,690	0
	21	Separate Chairman and CEO Positions		Against	0	42,690	0

4 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

04/25/07 AGM	Textron Inc.		883203101					16,600

	1	Elect Director Kathleen M. Bader		For	16,600	0	0
	2	Elect Director R. Kerry Clark		For	0	16,600	0
	3	Elect Director Ivor J. Evans		For	0	16,600	0
	4	Elect Director Lord Powell		For	0	16,600	0
	5	Elect Director James L. Ziemer		For	16,600	0	0
	6	Approve Executive Incentive Bonus Plan		For	16,600	0	0
	7	Approve Omnibus Stock Plan		For	16,600	0	0
	8	Ratify Auditors		For	16,600	0	0
		Shareholder proposals					0
	9	Social Proposal		Against	0	16,600	0

04/25/07 MIX	Teck Cominco Ltd.		878742204					12,900

	1	Elect Directors J.B. Aune, J.H. Bennett, H.J. Bolton, Norman B. Keevil, Norman B. Keevil III, T. Kuriyama, D. R. Lindsay, T. Mochihara, D. G. Pannell, J.G. Rennie, W.S.R. Seyffert, K.E. Steeves, C.M.T. Thompson and R.J. Wright		For	12,900	0	0
	2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Remuneration of Auditors		For	12,900	0	0
	3	Approve 1:2 Stock Split		For	12,900	0	0

04/25/07 AGM	Chevron Corporation		166764100					12,350

	1	Elect Director Samuel H. Armacost		For	12,350	0	0
	2	Elect Director Linnet F. Deily		For	12,350	0	0
	3	Elect Director Robert E. Denham		For	12,350	0	0
	4	Elect Director Robert J. Eaton		For	12,350	0	0
	5	Elect Director Sam Ginn		For	12,350	0	0
	6	Elect Director Franklyn G. Jenifer		For	12,350	0	0
	7	Elect Director Sam Nunn		For	12,350	0	0
	8	Elect Director David J. O'Reilly		For	12,350	0	0
	9	Elect Director Donald B. Rice		For	12,350	0	0
	10	Elect Director Peter J. Robertson		For	12,350	0	0
	11	Elect Director Kevin W. Sharer		For	12,350	0	0
	12	Elect Director Charles R. Shoemate		For	12,350	0	0
	13	Elect Director Ronald D. Sugar		For	12,350	0	0
	14	Elect Director Carl Ware		For	12,350	0	0
	15	Ratify Auditors		For	12,350	0	0
	16	Reduce Supermajority Vote Requirement		For	12,350	0	0
		Shareholder proposals
	17	Adopt Human Rights Policy		Against	12,350	0	0
	18	Adopt Greenhouse Gas Emission Reduction Goals		Against	0	12,350	0
	19	Adopt Animal Welfare Policy		Against	0	12,350	0
	20	Separate Chairman and CEO Positions		Against	12,350	0	0
	21	Approve/Amend Terms of Existing Poison Pill		Against	0	12,350	0
	22	Report on Market Specific Environmental Laws		Against	0	12,350	0

04/27/07 AGM	Merrill Lynch & Co., Inc.		590188108					25,100

	1.1	Elect Director John D. Finnegan		For	25,100	0	0
	1.2	Elect Director Joseph W. Prueher		For	25,100	0	0
	1.3	Elect Director Ann N. Reese		For	25,100	0	0
	2	Ratify Auditors		For	25,100	0	0
		Shareholder proposals
	3	Restore or Provide for Cumulative Voting		Against	25,100	0	0
	4	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	25,100	0	0
	5	Performance-Based and/or Time-Based Equity Awards		Against	25,100	0	0

04/27/07 EGM	America Movil SA de CV		02364W105					28,000

		Meeting for Holders of ADR's
	1	Elect Representatives of Class L Shares to the Board of Directors		For	28000	0	0
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	28000	0	0

5 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

04/30/07 AGM	The Boeing Co.		097023105					27,650

	1	Elect Director John H. Biggs		For	27,350	0	0
	2	Elect Director John E. Bryson		For	27,350	0	0
	3	Elect Director Arthur D. Collins, Jr.		For	27,350	0	0
	4	Elect Director Linda Z. Cook		For	27,350	0	0
	5	Elect Director William M. Daley		For	27,350	0	0
	6	Elect Director Kenneth M. Duberstein		For	27,350	0	0
	7	Elect Director John F. McDonnell		For	27,350	0	0
	8	Elect Director W. James McNerney, Jr.		For	27,350	0	0
	9	Elect Director Richard D. Nanula		For	27,350	0	0
	10	Elect Director Rozanne L. Ridgway		For	27,350	0	0
	11	Elect Director Mike S. Zafirovski		For	27,350	0	0
	12	Ratify Auditors		For	27,350	0	0
		Shareholder proposals
	13	Report on Foreign Arms Sales		Against	0	27,350	0
	14	Adopt Human Rights Policy		Against	0	27,350	0
	15	Report on Charitable Contributions		Against	0	27,350	0
	16	Report on Political Contributions		Against	27,350	0	0
	17	Separate Chairman and CEO Positions		Against	27,350	0	0
	18	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote		Against	27,350	0	0
	19	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	27,350	0	0
	20	Performance-Based and/or Time-Based Equity Awards		Against	27,350	0	0
	21	Claw-back of Payments under Restatements		Against	27,350	0	0

05/01/07 AGM	Liberty Media Holding Corp		53071M104 53071M302					52,400

	1	Approve Omnibus Stock Plan		For	0	52,400	0
	2.1	Elect Director Robert R. Bennett		For	52,400	0	0
	2.2	Elect Director Paul A. Gould		For	52,400	0	0
	2.3	Elect Director John C. Malone		For	0	0	52,400
	3	Ratify Auditors		For	52,400	0	0

05/02/07 AGM	General Dynamics Corp.		369550108					23,600

	1.1	Elect Director Nicholas D. Chabraja		For	23,600	0	0
	1.2	Elect Director James S. Crown		For	23,600	0	0
	1.3	Elect Director William P. Fricks		For	23,600	0	0
	1.4	Elect Director Charles H. Goodman		For	23,600	0	0
	1.5	Elect Director Jay L. Johnson		For	23,600	0	0
	1.6	Elect Director George A. Joulwan		For	23,600	0	0
	1.7	Elect Director Paul G. Kaminski		For	23,600	0	0
	1.8	Elect Director John M. Keane		For	23,600	0	0
	1.9	Elect Director Deborah J. Lucas		For	23,600	0	0
	1.1	Elect Director Lester L. Lyles		For	23,600	0	0
	1.1	Elect Director Carl E. Mundy, Jr.		For	23,600	0	0
	1.1	Elect Director Robert Walmsley		For	23,600	0	0
	2	Ratify Auditors		For	23,600	0	0
		Shareholder proposals
	3	Pay For Superior Performance		Against	0	23,600	0
	4	Performance-Based and/or Equity Based Awards		Against	0	23,600	0

05/03/07 AGM	American Standard Companies Inc.		29712106					42,800

	1.1	Elect Director Steven E. Anderson		For	42,800	0	0
	1.2	Elect Director Steven F. Goldstone		For	42,800	0	0
	1.3	Elect Director Ruth Ann Marshall		For	42,800	0	0
	2	Amend Omnibus Stock Plan		For	42,800	0	0
	3	Ratify Auditors		For	42,800	0	0

6 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

05/04/07 AGM	Credit Suisse Group (formerly CS Holding)		225401108					15,600

	1	PRESENTATION AND APPROVAL OF THE ANNUAL REPORT, THE PARENT COMPANY S 2006 FINANCIAL STATEMENTS AND THE GROUP S 2006 CONSOLIDATED FINANCIAL STATEMENTS		For	15,600	0	0
	2	DISCHARGE OF THE ACTS OF THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE BOARD		For	15,600	0	0
	3	CAPITAL REDUCTION OWING TO COMPLETION OF THE SHARE BUY BACK PROGRAM		For	15,600	0	0
	4.1	RESOLUTION ON THE APPROPRIATION OF RETAINED EARNINGS		For	15,600	0	0
	4.2	REDUCTION OF SHARE CAPITAL BY REPAYMENT OF PAR VALUE TO SHAREHOLDERS		For	15,600	0	0
	5	APPROVAL OF A FURTHER SHARE BUY BACK PROGRAM		For	15,600	0	0
	6.1	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: RENEWAL OF AUTHORIZED CAPITAL		For	15,600	0	0
	6.2	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: AMENDMENT OF ART. 7 PARAS. 4 AND 5 (RIGHT TO ADD AN ITEM TO THE AGENDA)		For	15,600	0	0
	6.3	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: AMENDMENTS AS A RESULT OF ITEM 4.2		For	15,600	0	0
	7.1a	RE-ELECTION TO THE BOARD OF DIRECTORS: NOREEN DOYLE		For	15,600	0	0
	7.1b	RE-ELECTION TO THE BOARD OF DIRECTORS: AZIZ R.D. SYRIANI		For	15,600	0	0
	7.1c	RE-ELECTION TO THE BOARD OF DIRECTORS: DAVID W. SYZ		For	15,600	0	0
	7.1d	RE-ELECTION TO THE BOARD OF DIRECTORS: PETER F. WEIBEL		For	15,600	0	0
	7.2	ELECTION OF THE PARENT COMPANY S INDEPENDENT AUDITORS AND THE GROUP S INDEPENDENT AUDITORS		For	15,600	0	0
	7.3	ELECTION OF SPECIAL AUDITORS		For	15,600	0	0
	8
IF VOTING TAKES PLACE ON PROPOSALS THAT HAVE NOT BEEN SUBMITTED UNTIL THE ANNUAL GENERAL MEETING ITSELF AS DEFINED IN ART. 700 PARAS. 3 AND 4 OF THE SWISS CODE OF OBLIGATIONS, OR IN THE CASE OF CONSULTATIVE VOTES, I HEREBY AUTHORIZE THE INDEPENDENT PROXY
				NA	NA	NA	NA

05/08/07 AGM	Sprint Nextel Corp		852061100					72,400

	1	Elect Director Keith J. Bane		For	72,400	0	0
	2	Elect Director Robert R. Bennett		For	72,400	0	0
	3	Elect Director Gordon M. Bethune		For	72,400	0	0
	4	Elect Director Frank M. Drendel		For	72,400	0	0
	5	Elect Director Gary D. Forsee		For	72,400	0	0
	6	Elect Director James H. Hance, Jr.		For	72,400	0	0
	7	Elect Director V. Janet Hill		For	72,400	0	0
	8	Elect Director Irvine O. Hockaday, Jr.		For	72,400	0	0
	9	Elect Director Linda Koch Lorimer		For	72,400	0	0
	10	Elect Director William H. Swanson		For	72,400	0	0
	11	Ratify Auditors		For	72,400	0	0
	12	Approve Omnibus Stock Plan		For	72,400	0	0
		Shareholder proposals				0	0
	13	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	72,400	0	0

05/09/07 AGM	Amgen, Inc.		031162100					42,800

	1	Elect Director Frank J. Biondi, Jr.		For	42,800	0	0
	2	Elect Director Jerry D. Choate		For	42,800	0	0
	3	Elect Director Frank C. Herringer		For	42,800	0	0
	4	Elect Director Gilbert S. Omenn		For	42,800	0	0
	5	Ratify Auditors		For	42,800	0	0
	6	Declassify the Board of Directors		For	42,800	0	0
	7	Declassify the Board of Directors		For	42,800	0	0
		Shareholder proposals
	8	Develop an Animal Welfare Policy		Against	0	42,800	0
	9	Prepare a Sustainability Report		Against	0	42,800	0

05/10/07 AGM	Transocean Inc.		G90078109					13,000

	1	ELECTION OF DIRECTOR: ROBERT L. LONG		For	13,000	0	0
	2	ELECTION OF DIRECTOR: MARTIN B. MCNAMARA		For	13,000	0	0
	3	ELECTION OF DIRECTOR: ROBERT M. SPRAGUE		For	13,000	0	0
	4	ELECTION OF DIRECTOR: J. MICHAEL TALBERT		For	13,000	0	0
	5	APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.		For	13,000	0	0

7 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

05/15/07 AGM	JPMorgan Chase & Co.		46625H100					45,050

	1.1	Elect Director Crandall C. Bowles		For	45,050	0	0
	1.2	Elect Director Stephen B. Burke		For	45,050	0	0
	1.3	Elect Director James S. Crown		For	45,050	0	0
	1.4	Elect Director James Dimon		For	45,050	0	0
	1.5	Elect Director Ellen V. Futter		For	45,050	0	0
	1.6	Elect Director William H. Gray, III		For	45,050	0	0
	1.7	Elect Director Laban P. Jackson, Jr.		For	45,050	0	0
	1.8	Elect Director Robert I. Lipp		For	45,050	0	0
	1.9	Elect Director David C. Novak		For	45,050	0	0
	1.1	Elect Director Lee R. Raymond		For	45,050	0	0
	1.1	Elect Director William C. Weldon		For	45,050	0	0
	2	Ratify Auditors		For	45,050	0	0
		Shareholder proposals
	3	Put Repricing of Stock Options to Shareholder Vote		Against	0	45,050	0
	4	Performance-Based and/or Time-Based Equity Awards		Against	45,050	0	0
	5	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	45,050	0	0
	6	Separate Chairman and CEO Positions		Against	0	45,050	0
	7	Provide for Cumulative Voting		Against	45,050	0	0
	8	Require a Majority Vote for the Election of Directors		Against	45,050	0	0
	9	Report on Political Contributions		Against	0	45,050	0
	10	Report on Management Initiatives to Address Links to Slavery and Human Rights Abuse		Against	0	45,050	0

05/15/07 AGM	ALLTEL Corp.		020039103					42,950

	1.1	Elect Director Scott T. Ford		For	42,950	0	0
	1.2	Elect Director L.L Gellerstedt, III		For	42,950	0	0
	1.3	Elect Director Emon A. Mahony, Jr.		For	42,950	0	0
	1.4	Elect Director Ronald Townsend		For	42,950	0	0
	2	Ratify Auditors		For	42,950	0	0

05/16/07 AGM	Intel Corp.		458140100					66,800

	1.1	Elect Director Craig R. Barrett		For	66,800	0	0
	1.2	Elect Director Charlene Barshefsky		For	66,800	0	0
	1.3	Elect Director Susan L. Decker		For	66,800	0	0
	1.4	Elect Director D. James Guzy		For	66,800	0	0
	1.5	Elect Director Reed E. Hundt		For	66,800	0	0
	1.6	Elect Director Paul S. Otellini		For	66,800	0	0
	1.7	Elect Director James D. Plummer		For	66,800	0	0
	1.8	Elect Director David S. Pottruck		For	66,800	0	0
	1.9	Elect Director Jane E. Shaw		For	66,800	0	0
	1.1	Elect Director John L. Thornton		For	66,800	0	0
	1.1	Elect Director David B. Yoffie		For	66,800	0	0
	2	Ratify Auditors		For	66,800	0	0
	3	Amend Omnibus Stock Plan		For	66,800	0	0
	4	Approve Executive Incentive Bonus Plan		For	66,800	0	0
		Shareholder proposals
	5	Limit Executive Compensation		Against	0	66,800	0

8 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

05/16/07 AGM	Wellpoint Inc		94973V107					21,450

	1.1	Elect Director Sheila P. Burke		For	21,450	0	0
	1.2	Elect Director Victor S. Liss		For	21,450	0	0
	1.3	Elect Director Jane G. Pisano, Ph.D.		For	21,450	0	0
	1.4	Elect Director George A. Schaefer, Jr.		For	21,450	0	0
	1.5	Elect Director Jackie M. Ward		For	21,450	0	0
	1.6	Elect Director John E. Zuccotti		For	21,450	0	0
	2	Company Specific--Approve Majority Voting for the Non- Contested Election of Directors		For	21,450	0	0
	3	Ratify Auditors		For	21,450	0	0

05/16/07 AGM	China Mobile (Hong Kong) Limited		16941M109					34,200

	1	TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS.		For	34,200	0	0
	2a	TO DECLARE AN ORDINARY FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2006.		For	34,200	0	0
	2b	TO DECLARE A SPECIAL FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2006.		For	34,200	0	0
	3a	TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.		For	34,200	0	0
	3b	TO RE-ELECT LI YUE AS A DIRECTOR.		For	34,200	0	0
	3c	TO RE-ELECT ZHANG CHENSHUANG AS A DIRECTOR.		For	34,200	0	0
	3d	TO RE-ELECT FRANK WONG KWONG SHING AS A DIRECTOR.		For	34,200	0	0
	3e	TO RE-ELECT PAUL MICHAEL DONOVAN AS A DIRECTOR.		For	34,200	0	0
	4	Ratify Auditors		For	34,200	0	0
	5	TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.		For	34,200	0	0
	6	TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY.		For	0	34,200	0
	7	TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED.		For	0	34,200	0

05/16/07 AGM	Virgin Media Inc.		92769L101					40,600

	1.1	Elect Director Jeffrey D. Benjamin		For	40,600	0	0
	1.2	Elect Director David Elstein		For	40,600	0	0
	1.3	Elect Director Gordon McCallum		For	40,600	0	0
	2	Ratify Auditors		For	40,600	0	0
	3	Approve Non-qualified Employee Stock Purchase Plan		For	40,600	0	0

05/24/07 AGM	McDonald's Corp.		580135101					25,450

	1	Elect Director Edward A. Brennan		For	25,450	0	0
	2	Elect Director Walter E. Massey		For	25,450	0	0
	3	Elect Director John W. Rogers, Jr.		For	25,450	0	0
	4	Elect Director Roger W. Stone		For	25,450	0	0
	5	Ratify Auditors		For	25,450	0	0
		Shareholder proposals
	6	Label Genetically Modified Organisms		Against	0	25,450	0
	7	Adopt and Implement ILO Based Code of Conduct		Against	25,450	0	0

9 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

05/24/07 AGM	Genzyme Corp.		372917104					26,700

	1.1	Elect Director Douglas A. Berthiaume		For	26,700	0	0
	1.2	Elect Director Gail K. Boudreaux		For	26,700	0	0
	2	Amend Omnibus Stock Plan		For	26,700	0	0
	3	Approve Non-Employee Director Omnibus Stock Plan		For	26,700	0	0
	4	Amend Qualified Employee Stock Purchase Plan		For	26,700	0	0
	5	Company Specific--Adopt Majority Voting		For	26,700	0	0
	6	Ratify Auditors		For	26,700	0	0
		Shareholder proposals
	7	Submit Severance Agreement (Change in Control) to shareholder Vote		Against	26,700	0	0

05/29/07 AGM	UnitedHealth Group Incorporated		91324P102					35,300

	1.1	Elect Director William C. Ballard, Jr.		For	35,300	0	0
	1.2	Elect Director Richard T. Burke		For	35,300	0	0
	1.3	Elect Director Stephen J. Hemsley		For	35,300	0	0
	1.4	Elect Director Robert J. Darretta		For	35,300	0	0
	2	Company Specific--Majority Vote for the Election of Directors		For	35,300	0	0
	3	Declassify the Board of Directors		For	35,300	0	0
	4	Reduce Supermajority Vote Requirement for Removal of Directors		For	35,300	0	0
	5	Reduce Supermajority Vote Requirement		For	35,300	0	0
	6	Amend Articles-Make Stylistic, Clarifying and Conforming Changes		For	35,300	0	0
	7	Ratify Auditors		For	35,300	0	0
		Shareholder proposals
	8	Performance-Based and/or Time-Based Equity Awards		Against	35,300	0	0
	9	Establish SERP Policy		Against	35,300	0	0
	10	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	35,300	0	0
	11	Equal Access to the Proxy for Purpose of Electing a Director		Against	35,300	0	0

05/31/07 AGM	Biogen Idec, Inc.		09062X103					47,285

	1.1	Elect Director James C. Mullem		For	47,285	0	0
	1.2	Elect Director Bruce R. Ross		For	47,285	0	0
	1.3	Elect Director Marijn E. Dekkers		For	47,285	0	0
	2	Ratify Auditors		For	47,285	0	0

06/05/07 AGM	National Oilwell Varco Inc.		637071101					19,500

	1.1	Elect Director Ben A. Guill		For	19,500	0	0
	1.2	Elect Director Roger L. Jarvis		For	19,500	0	0
	1.3	Elect Director Eric L. Mattson		For	19,500	0	0
	2	Ratify Auditors		For	19,500	0	0

10 of 11

Mtg Date /Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast			Shares Voted
					For	Against	Abstain/ Withhold

06/05/07 AGM	The Gap, Inc.		364760108					87,600

	1.1	Elect Director Howard P. Behar		For	87,600	0	0
	1.2	Elect Director Adrian D.P. Bellamy		For	87,600	0	0
	1.3	Elect Director Domenico De Sole		For	87,600	0	0
	1.4	Elect Director Donald G. Fisher		For	87,600	0	0
	1.5	Elect Director Doris F. Fisher		For	87,600	0	0
	1.6	Elect Director Robert J. Fisher		For	87,600	0	0
	1.7	Elect Director Penelope L. Hughes		For	87,600	0	0
	1.8	Elect Director Bob L. Martin		For	87,600	0	0
	1.9	Elect Director Jorge P. Montoya		For	87,600	0	0
	1.1	Elect Director James M. Schneider		For	87,600	0	0
	1.1	Elect Director Mayo A. Shattuck, III		For	87,600	0	0
	1.1	Elect Director Kneeland C. Youngblood		For	87,600	0	0
	2	Ratify Auditors		For	87,600	0	0

06/06/07 AGM	Devon Energy Corp.		25179M103					24,400

	1.1	Elect Director Thomas F. Ferguson		For	24,400	0	0
	1.2	Elect Director David M. Gavrin		For	24,400	0	0
	1.3	Elect Director John Richels		For	24,400	0	0
	2	Ratify Auditors		For	24,400	0	0

06/07/07 AGM	GlobalSantaFe Corporation (formerly Santa Fe International C		G3930E101					18,500

	1.1	Elect Director Edward R. Muller		For	18,500	0	0
	1.2	Elect Director John L. Whitmire		For	18,500	0	0
	2	Ratify Auditors		For	18,500	0	0

11 of 11

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	M FUND, INC.

By (Signature and Title)*	/s/ Gerald J. Graves
Gerald J. Graves, President and Principal Executive Officer

Date	August 8, 2007

*Print the name and title of each signing officer under his or her signature.